UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

George M. Boyd
Senior Counsel and Assistant Vice President

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4204

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

MUTUAL FUNDS

John Hancock

Intrinsic Value Fund

Semiannual Report

8.31.06

Managers' report

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 8

For more information
page 40

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,

President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital growth by typically investing in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and growth characteristics similar to those of companies with stocks in the Index.

From inception June 12, 2006

► U.S. stocks posted decent gains as the threat of higher interest rates seemed to fade.

► The Fund’s performance was aided by the more defensive names in the health care and grocery chain segments.

► Momentum stocks suffered and were the biggest detractors from the Fund’s returns.

John Hancock Intrinsic Value Fund

Fund performance from inception June 12, 2006 through August 31, 2006

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
Pfizer, Inc.	5.5%

Citigroup, Inc.	4.7%

Verizon Communications, Inc.	4.3%

AT&T, Inc.	3.9%

Merck & Company, Inc.	3.6%

American International Group, Inc.	2.9%

Fannie Mae	2.3%

Home Depot, Inc.	2.2%

Altria Group, Inc.	1.9%

Morgan Stanley	1.7%

As a percentage of net assets on August 31, 2006.

SCORECARD

Managers’ report

John Hancock

Intrinsic Value Fund

Despite increased stock market volatility prompted by uncertainty over the economy, interest rates and geopolitical events, U.S. stocks as a whole posted decent gains for the period spanning the Fund’s inception on June 12, 2006, to its semiannual period end on August 31, 2006. The period began just weeks after newly appointed Federal Reserve Board Chairman Ben Bernanke rattled investors by seeming to imply that inflation pressures were mounting and, as a result, interest rates would move higher than the market might previously have anticipated. Equity investors worried that the Fed might raise rates too much and trigger a recession. But beginning in mid-July, stocks staged an impressive rally that accelerated in early August, when the Fed opted not to increase interest rates again for the first time in two years. Against this macroeconomic backdrop, large-company stocks performed in line with their smaller cap counterparts, foreign equities performed better than those in the U.S., and value stocks trumped growth stocks.

Performance

From its inception on June 12, 2006 through August 31, 2006, John Hancock Intrinsic Value Fund’s Class A, Class B, Class C, Class I, Class R and Class 1 shares returned 6.95%, 6.85%, 6.80%, 7.05%, 6.90% and 7.10%, respectively, at net asset value. By comparison, the Russell 1000 Value Index returned 7.15% and the average large value fund returned 6.09% at net asset value, according to Morningstar, Inc.1

INVESTMENT		PERIOD’S PERFORMANCE AND WHAT’S BEHIND THE NUMBERS
Merck	▲	Bounces back in response to stronger-than-expected sales
Kroger	▲	Shares rise as investors gravitate to defensive names
Home Depot	▼	Housing market slowdown prompts worries over future profits

2

Portfolio Managers, Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Sam Wilderman, Ed Choi, Donna Murphy, Chuck Joyce and Tara Oliver

“During this abbreviated period,
our best performers were
generated by our valuation
discipline.”

Strategy explained

Since the Fund is new, we are continuing to build our positions, using our time-tested investment process. Although many managers use a single methodology to select stocks, we use two independent disciplines to select stocks for the Fund: valuation and momentum. Over two-thirds of stocks in this portfolio are bought based on valuation. We seek quality companies that are selling for less than their worth  with the expectation that they will remain profitable, eventually regain favor in the market and generate above-average returns. Although traditional measures of a stock’s cheapness, such as price-to-book (P/B) or price-to-earnings (P/E) ratios may help investors determine if a company’s stock price is low, such measures do not distinguish between high-quality and low-quality companies. We believe high-quality companies are worth a premium because they can sustain a competitive advantage and continue to grow over the long term.

The remaining stocks in the Fund are considered “momentum” stocks; that is, we select value stocks that are experiencing price appreciation and/or positive earnings revisions. This momentum typically follows a decline relative to the market. We’ve determined that stocks whose prices have declined for six months, then advanced for 12 months, will tend to continue rising for another 12 to 18 months. Price momentum enables portfolios to benefit from short-term swings in earnings and investor sentiment.

Because momentum and valuation tools tend to perform differently across various market and economic cycles, the Fund’s combination of the two disciplines results in greater diversification in the portfolio. Diversification

3 Intrinsic Value Fund

SECTOR DISTRIBUTION2

Financial	29%
Consumer,
non-cyclical	23%
Consumer, cyclical	13%
Communications	11%
Industrial	5%
Energy	4%
Technology	4%
Mortgage securities	4%
Basic materials	1%
Utilities	0.3%

may help to lower the Fund’s risk level. We also employ a number of other risk control techniques. We typically hold more than 300 common stocks, so that the Fund’s performance isn’t overly dependent on the fortunes of one or a handful of companies. We give more weight to large-cap companies with strong balance sheets and high profit margins. Finally, we limit our holdings by economic sector and company size within the large-cap universe.

Leaders and laggards

During this abbreviated period, our best performers were generated by our valuation discipline. In particular, we saw gains from companies whose shares had been beaten up in prior periods but rallied in response to investors’ growing appetite for defensive stocks — shares of companies whose sales and profits tend to continue to grow even while the broader economy slows. Leading the pack were our stakes in large drug companies Merck & Company, Inc. and Pfizer, Inc. Merck’s net profit rose substantially and the company raised its profit forecast for the full year, helped by strong sales of cholesterol drug Zocor. Pfizer posted strong earnings in August, thanks in large part to stronger-than-expected sales of Lipitor, the anti-cholesterol medication that is one of the best-selling drugs in the world. Investors also cheered a management change and shake-up in the executive suite. A growing move toward defensive stocks also helped our shares in grocery store chains The Kroger Company and Safeway, Inc. Our holdings in Ford Motor Company contributed to performance, as investors looked to the stock as an interesting value play.

Detracting from Fund returns was the fact that we were significantly underweighted relative to the index in some strong-performing energy stocks, which were among the market’s best performers during the period. We also were hurt by some of our momentum plays. Weak performers included home improvement stores Home Depot, Inc. and Lowe’s Companies, Inc., which both slumped as the housing market cooled.

4 Intrinsic Value Fund

“Since we remain very wary of risk, we
will continue to focus on high-quality
companies that we believe can best
weather a market and/or economic
downturn.”

Outlook

The summer stock market rally and the Fed’s decision to pause its interest-rate-raising cycle after 17 consecutive quarter-point hikes since June 2004, appear to have provided investors with reasons for optimism. By the end of the period, stocks overall seemed “priced for perfection,” with investors betting that  economic growth would remain moderate and sustainable and that inflation would be contained. But we believe this optimism is likely overblown and that the market is significantly underpricing risk. The investment landscape is always fraught with any number of risks, be it higher-than-expected inflation and interest rates, slower-than-expected economic growth or geopolitical events. But we believe that the economy and financial systems are so highly levered at the moment that even the smallest unfavorable development could result in a significant repricing of risk, meaning that riskier assets would underperform. Since we remain very wary of risk, we will continue to focus on high-quality companies that we believe can best weather a market and/or economic downturn.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 2 As a percentage of net assets on August 31, 2006.

5 Intrinsic Value Fund

A look at performance

For the period ending August 31, 2006

		Cumulative total returns
		with maximum sales charge (POP)

	Inception	Since
Class	date	inception

A	6-12-06	1.62%

B	6-12-06	1.85

C	6-12-06	5.80

I1	6-12-06	7.05

R1	6-12-06	6.90

1[1]	6-12-06	7.10

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I, Class R and Class 1 share prospectuses.

6  Intrinsic Value Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$10,685	$10,185	$10,591

C	6-12-06	10,680	10,580	10,591

I [1]	6-12-06	10,705	10,705	10,591

R1	6-12-06	10,690	10,690	10,591

1[1]	6-12-06	10,710	10,710	10,715

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R and Class 1 shares, respectively, as of August 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 For certain types of investors as described in the Fund’s Class I, Class R and Class 1 share prospectuses.

7 Intrinsic Value Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding Fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other Fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on June 12, 2006, with the same investment held until August 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 6-12-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,069.50	$3.10

Class B	1,000.00	1,068.50	4.65

Class C	1,000.00	1,068.00	4.65

Class I	1,000.00	1,070.50	2.17

Class R	1,000.00	1,069.00	3.83

Class 1	1,000.00	1,071.00	2.07

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8 Intrinsic Value Fund

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annual return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on June 12, 2006, with the same investment held until August 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 6-12-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,008.00	$3.01

Class B	1,000.00	1,006.50	4.51

Class C	1,000.00	1,006.50	4.51

Class I	1,000.00	1,008.90	2.11

Class R	1,000.00	1,007.30	3.71

Class 1	1,000.00	1,009.00	2.01

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.05%, 2.05%, 0.95%, 1.70% and 0.90% for Class A, Class B, Class C, Class I, Class R and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period /365 or 366 (to reflect the one-half year period).

Intrinsic Value Fund 9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-06 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 93.80%		$15,725,218
(Cost $14,775,702)
Aerospace 0.24%		40,086

Northrop Grumman Corp.	600	40,086
Agriculture 0.30%		49,404

Archer-Daniels-Midland Company	1,200	49,404
Aluminum 0.39%		65,757

Alcoa, Inc.	2,300	65,757
Apparel & Textiles 0.99%		165,217

Jones Apparel Group, Inc.	1,000	31,300

Liz Claiborne, Inc.	1,200	44,844

Mohawk Industries, Inc. *	400	28,352

Polo Ralph Lauren Corp., Class A	200	11,798

VF Corp.	700	48,923
Auto Parts 0.73%		122,351

AutoZone, Inc. *	200	18,060

Johnson Controls, Inc.	900	64,737

O’Reilly Automotive, Inc. *	1,000	29,690

TRW Automotive Holdings Corp. *	400	9,864
Auto Services 0.31%		52,461

AutoNation, Inc. *	2,700	52,461
Automobiles 1.22%		204,885

Ford Motor Company	18,600	155,682

PACCAR, Inc.	900	49,203
Banking 5.08%		852,123

AmSouth Bancorp.	600	17,190

Bank of America Corp.	4,000	205,880

Bank of New York Company, Inc.	1,500	50,625

BB&T Corp.	1,300	55,640

Comerica, Inc.	1,600	91,600

Cullen Frost Bankers, Inc.	200	11,792

Fifth Third Bancorp.	500	19,670

10	Intrinsic Value Fund	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Banking (continued)

First Horizon National Corp.	500	$19,090

Golden West Financial Corp.	300	22,647

Huntington Bancshares, Inc.	1,000	23,920

KeyCorp	2,200	80,938

National City Corp.	6,300	217,854

US Bancorp	1,100	35,277
Biotechnology 0.16%		27,585

Applera Corp.	900	27,585
Broadcasting 0.32%		53,291

CBS Corp., Class B	1,400	39,970

News Corp.	700	13,321
Building Materials & Construction 0.36%		60,564

American Standard Companies, Inc.	400	16,708

Masco Corp.	1,600	43,856
Business Services 1.28%		214,231

Affiliated Computer Services, Inc., Class A *	700	35,938

Cendant Corp.	5,000	9,650

Computer Sciences Corp. *	500	23,690

Convergys Corp. *	1,300	27,131

Electronic Data Systems Corp.	500	11,915

First Data Corp.	900	38,673

Manpower, Inc.	400	23,644

Pitney Bowes, Inc.	1,000	43,590
Cellular Communications 0.03%		4,676

Motorola, Inc.	200	4,676
Chemicals 0.23%		38,016

PPG Industries, Inc.	600	38,016
Computers & Business Equipment 2.93%		490,958

CDW Corp.	200	11,660

Dell, Inc. *	3,400	76,670

Hewlett-Packard Company	7,700	281,512

Ingram Micro, Inc., Class A *	1,600	28,800

International Business Machines Corp.	700	56,679

Lexmark International, Inc. *	200	11,214

Tech Data Corp. *	700	24,423
Construction Materials 0.15%		24,708

Martin Marietta Materials, Inc.	300	24,708
Containers & Glass 0.08%		12,529

Smurfit-Stone Container Corp. *	1,100	12,529

11 Intrinsic Value Fund See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Crude Petroleum & Natural Gas 1.57%		$263,755

Apache Corp.	600	39,168

Devon Energy Corp.	700	43,743

Marathon Oil Corp.	600	50,100

Occidental Petroleum Corp.	2,000	101,980

Sunoco, Inc.	400	28,764
Electrical Equipment 0.10%		16,430

Emerson Electric Company	200	16,430
Electrical Utilities 0.27%		44,602

CenterPoint Energy, Inc.	1,600	23,120

Edison International	100	4,364

FirstEnergy Corp.	300	17,118
Electronics 0.31%		51,824

Agilent Technologies, Inc. *	300	9,648

Arrow Electronics, Inc. *	500	13,950

Synopsys, Inc. *	900	17,064

Teleflex, Inc.	200	11,162
Financial Services 17.45%		2,925,960

Bear Stearns Companies, Inc.	200	26,070

CIT Group, Inc.	300	13,518

Citigroup, Inc.	15,900	784,665

E*TRADE Financial Corp. *	1,300	30,667

Federal Home Loan Mortgage Corp.	3,800	241,680

Federal National Mortgage Association	7,300	384,345

Fiserv, Inc. *	400	17,668

Goldman Sachs Group, Inc.	1,000	148,650

JPMorgan Chase & Company	5,700	260,262

Lehman Brothers Holdings, Inc.	1,300	82,953

Mellon Financial Corp.	1,700	63,291

Merrill Lynch & Company, Inc.	2,100	154,413

Morgan Stanley	4,300	282,897

PNC Financial Services Group, Inc.	2,100	148,659

State Street Corp. (c)	700	43,260

Washington Mutual, Inc.	5,800	242,962
Food & Beverages 1.67%		280,516

Dean Foods Company *	700	27,734

Kraft Foods, Inc., Class A	2,800	94,948

Pepsi Bottling Group, Inc.	400	14,004

PepsiAmericas, Inc.	500	11,495

Sara Lee Corp.	3,100	51,553

Starbucks Corp. *	800	24,808

Tyson Foods, Inc., Class A	3,800	55,974
Healthcare Products 0.42%		71,126

Johnson & Johnson	1,100	71,126

12	Intrinsic Value Fund	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Healthcare Services 3.53%		$592,416

Cardinal Health, Inc.	2,200	148,324

Express Scripts, Inc. *	600	50,448

Health Net, Inc. *	800	33,448

Lincare Holdings, Inc. *	300	11,109

McKesson Corp.	3,400	172,720

Quest Diagnostics, Inc.	400	25,712

UnitedHealth Group, Inc.	2,900	150,655
Holdings Companies/Conglomerates 1.29%		215,592

General Electric Company	5,200	177,112

Loews Corp.	1,000	38,480
Homebuilders 0.63%		105,677

Centex Corp.	500	25,475

KB Home	400	17,104

Lennar Corp., Class A	600	26,904

M.D.C. Holdings, Inc.	200	8,558

Pulte Homes, Inc.	500	14,835

Ryland Group, Inc.	300	12,801
Hotels & Restaurants 0.31%		52,342

Brinker International, Inc.	600	23,082

Wyndham Worldwide Corp. *	1,000	29,260
Household Appliances 0.48%		80,910

Whirlpool Corp.	1,000	80,910
Household Products 0.26%		43,061

Energizer Holdings, Inc. *	200	13,372

Newell Rubbermaid, Inc.	1,100	29,689
Industrial Machinery 0.52%		86,489

Cummins, Inc.	100	11,482

Deere & Company	300	23,430

Flowserve Corp. *	200	10,228

Parker-Hannifin Corp.	200	14,810

Terex Corp. *	300	13,179

W.W. Grainger, Inc.	200	13,360
Insurance 9.99%		1,674,937

Aetna, Inc.	300	11,181

AFLAC, Inc.	3,000	135,210

Allstate Corp.	800	46,352

Ambac Financial Group, Inc.	600	51,954

American Financial Group, Inc.	600	28,032

American International Group, Inc.	7,700	491,414

Amerus Group Company	300	20,340

Aon Corp.	1,800	62,226

CIGNA Corp.	400	45,228

Commerce Group, Inc.	400	11,916

13               Intrinsic Value Fund                                                                    See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Insurance (continued)

Conseco, Inc. *	600	$12,420

Fidelity National Financial, Inc.	1,300	52,299

First American Corp.	700	28,434

Hanover Insurance Group, Inc.	400	17,800

Hartford Financial Services Group, Inc.	200	17,172

Lincoln National Corp.	900	54,630

Marsh & McLennan Companies, Inc.	500	13,080

MBIA, Inc.	1,100	67,793

MetLife, Inc.	800	44,024

MGIC Investment Corp.	400	23,148

Nationwide Financial Services, Inc., Class A	400	19,364

Old Republic International Corp.	1,600	33,440

PMI Group, Inc.	400	17,296

Principal Financial Group, Inc.	400	21,296

Progressive Corp.	2,100	51,639

Protective Life Corp.	400	18,412

Prudential Financial, Inc.	400	29,364

Radian Group, Inc.	400	23,952

St. Paul Travelers Companies, Inc.	1,700	74,630

Torchmark Corp.	700	43,547

Transatlantic Holdings, Inc.	200	12,284

UnumProvident Corp.	2,800	53,060

W.R. Berkley Corp.	1,200	42,000
International Oil 1.27%		212,977

Anadarko Petroleum Corp.	2,700	126,657

ConocoPhillips	1,000	63,430

Hess Corp.	500	22,890
Leisure Time 0.07%		11,860

Walt Disney Company	400	11,860
Life Sciences 0.07%		11,436

Pharmaceutical Product Development, Inc.	300	11,436
Manufacturing 0.55%		92,974

Eaton Corp.	400	26,600

Harley-Davidson, Inc.	400	23,404

Snap-on, Inc.	500	21,850

SPX Corp.	400	21,120
Medical-Hospitals 0.14%		23,578

Health Management Associates, Inc., Class A	600	12,546

Tenet Healthcare Corp. *	1,400	11,032
Metal & Metal Products 0.14%		22,939

Reliance Steel & Aluminum Company	700	22,939
Office Furnishings & Supplies 0.31%		51,576

Office Depot, Inc. *	1,400	51,576

14	Intrinsic Value Fund	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Paper 0.18%		$30,741

International Paper Company	500	17,385

Temple-Inland, Inc.	300	13,356
Petroleum Services 1.37%		230,078

Exxon Mobil Corp.	3,400	230,078
Pharmaceuticals 11.03%		1,849,843

AmerisourceBergen Corp.	2,800	123,648

Barr Pharmaceuticals, Inc. *	200	11,300

Bristol-Myers Squibb Company	4,000	87,000

Caremark Rx, Inc.	400	23,176

Forest Laboratories, Inc. *	900	44,982

King Pharmaceuticals, Inc. *	2,500	40,550

Merck & Company, Inc.	14,900	604,195

Pfizer, Inc.	33,200	914,992
Photography 0.29%		48,921

Eastman Kodak Company	2,300	48,921
Publishing 0.52%		86,389

Gannett Company, Inc.	1,300	73,905

Tribune Company	400	12,484
Railroads & Equipment 0.56%		94,246

Burlington Northern Santa Fe Corp.	800	53,560

Norfolk Southern Corp.	200	8,546

Union Pacific Corp.	400	32,140
Real Estate 0.16%		26,750

Realogy Corp. *	1,250	26,750
Retail Grocery 2.87%		480,555

Safeway, Inc.	6,300	194,859

SUPERVALU, Inc.	2,000	57,120

The Kroger Company	9,600	228,576
Retail Trade 6.87%		1,151,141

Abercrombie & Fitch Company, Class A	200	12,906

Bed Bath & Beyond, Inc. *	800	26,984

Best Buy Company, Inc.	300	14,100

BJ’s Wholesale Club, Inc. *	900	23,715

Borders Group, Inc.	500	9,565

Circuit City Stores, Inc.	400	9,444

Costco Wholesale Corp.	800	37,432

Dollar General Corp.	1,500	19,290

Dollar Tree Stores, Inc. *	900	25,902

Family Dollar Stores, Inc.	1,300	33,241

Gap, Inc.	1,400	23,534

Home Depot, Inc.	10,700	366,903

Lowe’s Companies, Inc.	6,200	167,772

15       Intrinsic Value Fund                                                                        See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Retail Trade (continued)

Rent-A-Center, Inc. *	500	$13,550

Staples, Inc.	700	15,792

The TJX Companies, Inc.	1,100	29,425

Tiffany & Company	500	15,800

Walgreen Company	1,300	64,298

Wal-Mart Stores, Inc.	5,400	241,488
Sanitary Services 0.14%		23,996

Waste Management, Inc.	700	23,996
Semiconductors 0.23%		38,077

Intel Corp.	1,300	25,402

Intersil Corp., Class A	500	12,675
Software 0.22%		36,567

BEA Systems, Inc. *	1,500	20,595

BMC Software, Inc. *	600	15,972
Steel 0.23%		39,096

Nucor Corp.	800	39,096
Telephone 9.99%		1,674,356

ALLTEL Corp.	400	21,684

AT&T, Inc.	20,800	647,504

BellSouth Corp.	4,700	191,384

CenturyTel, Inc.	1,500	59,730

Qwest Communications International, Inc. *	3,600	31,716

Verizon Communications, Inc.	20,300	714,154

Windstream Corp.	620	8,184
Tobacco 2.03%		340,777

Altria Group, Inc.	3,700	309,061

UST, Inc.	600	31,716
Toys, Amusements & Sporting Goods 0.10%		16,956

Mattel, Inc.	900	16,956
Travel Services 0.14%		24,112

Sabre Holdings Corp.	1,100	24,112
Trucking & Freight 0.72%		120,798

Fedex Corp.	1,000	101,030

Ryder Systems, Inc.	400	19,768

16	Intrinsic Value Fund	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 5.37%		$901,000
(Cost $901,000)

Repurchase Agreement with State Street Corp. — Dated
8/31/2006 at 3.95% to be repurchased at $901,099 on
9/1/2006, collateralized by $945,000 Federal National
Mortgage Association, 4.25% due 8/15/2010 (valued
at $920,194, including interest) (c)	$901,000	$901,000

Total investments (cost $15,676,702) (99.17%)		$16,626,218

Other assets in excess of liabilities 0.83%		138,497

Total net assets 100.00%		$16,764,715

* Non-income producing.

(c) Investment is an affiliate of the Trust's subadvisor or custodian bank.

17        Intrinsic Value Fund                                                                           See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $14,775,702)	$15,725,218
Repurchase agreements, at value (Cost $901,200)	901,000
Cash	36,634
Receivable for shares sold	78,069
Dividends and interest receivable	29,621
Receivable for futures variation margin	250
Other assets	28,765
Total assets	16,799,557

Liabilities

Payable for shares repurchased	150
Payable to affiliates
Transfer agent fees	6,822
Fund administration fees	208
Service fees	55
Other payables and accrued expenses	27,607
Total liabilities	34,842

Net assets

Capital paid-in	15,696,113
Accumulated undistributed net realized gain on investments and futures contracts	55,766
Unrealized appreciation on investments and futures contracts	964,727
Undistributed net investment income	48,109
Net assets	$16,764,715

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($15,938,484 ÷ 744,986 shares)	$21.39
Class B ($210,685 ÷ 9,861 shares)	$21.37
Class C ($282,801 ÷ 13,237 shares)	$21.36
Class I ($118,778 ÷ 5,547 shares)	$21.41
Class R ($106,890 ÷ 5,000 shares)	$21.38
Class 1 ($107,077 ÷ 5,000 shares)	$21.42

Maximum offering price per share

Class Aa ($21.39 ÷ 95%)	$22.52

a On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

18       Intrinsic Value Fund                                                                  See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-06a (unaudited).

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$83,473
Interest	11,574
Total investment income	95,047

Expenses

Investment management fees (Note 3)	26,925
Distribution and service fees (Note 3)	10,784
Transfer agent fees (Note 3)	6,822
Fund administration fees (Note 3)	209
Blue sky fees (Note 3)	20,404
Audit and legal fees	16,710
Custodian fees	9,047
Printing and postage fees (Note 3)	4,881
Trustees’ fees (Note 3)	111
Miscellaneous	215
Total expenses	96,108
Less expense reductions (Note 3)	(49,170)
Net expenses	46,938
Net investment income	48,109

Realized and unrealized gain

Net realized gain on
Investments	43,350
Futures contracts	12,416
Change in net unrealized appreciation of
Investments	949,516
Futures contracts	15,211
Net realized and unrealized gain	1,020,493
Increase in net assets from operations	$1,068,602

a Period from 6-12-06 (commencement of operations) to 8-31-06.

19      Intrinsic Value Fund                                        See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the last period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period
endeda
8-31-06

Increase in net assets
From operations
Net investment income	$48,109
Net realized gain	55,766
Change in net unrealized appreciation	964,727
Increase in net assets resulting from operations	1,068,602
From Fund share transactions	15,696,113

Net assets
Beginning of period	—
End of period[b]	$16,764,715

a Period from 6-12-06 (commencement of operations) to 8-31-06. Unaudited.

b Includes undistributed net investment income of $48,109.

20	Intrinsic Value Fund	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.06
Net realized and unrealized
gain on investments	1.33
Total from investment operations	1.39
Net asset value, end of period	$21.39
Total return (%)	6.95[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$16
Ratio of net expenses to average
net assets (%)	1.35[r]
Ratio of gross expenses to average
net assets (%)	2.31[r]
Ratio of net investment income
to average net assets (%)	1.40[r]
Portfolio turnover (%)	8[m]

21            Intrinsic Value Fund                                           See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.03
Net realized and unrealized
gain on investments	1.34
Total from investment operations	1.37
Net asset value, end of period	$21.37
Total return (%)	6.85[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.05[r]
Ratio of gross expenses to average
net assets (%)	16.56[r]
Ratio of net investment income
to average net assets (%)	0.74[r]
Portfolio turnover (%)	8[m]

22	Intrinsic Value Fund	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.03
Net realized and unrealized
gain on investments	1.33
Total from investment operations	1.36
Net asset value, end of period	$21.36
Total return (%)	6.80[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.05[r]
Ratio of gross expenses to average
net assets (%)	14.67[r]
Ratio of net investment income
to average net assets (%)	0.59[r]
Portfolio turnover (%)	8[m]

23     Intrinsic Value Fund                                      See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.08
Net realized and unrealized
gain on investments	1.33
Total from investment operations	1.41
Net asset value, end of period	$21.41
Total return (%)	7.05[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	0.95[r]
Ratio of gross expenses to average
net assets (%)	18.10[r]
Ratio of net investment income
to average net assets (%)	1.81[r]
Portfolio turnover (%)	8[m]

24	Intrinsic Value Fund	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.05
Net realized and unrealized
gain on investments	1.33
Total from investment operations	1.38
Net asset value, end of period	$21.38
Total return (%)	6.90[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.70[r]
Ratio of gross expenses to average
net assets (%)	20.47[r]
Ratio of net investment income
to average net assets (%)	1.06[r]
Portfolio turnover (%)	8[m]

25	Intrinsic Value Fund	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.08
Net realized and unrealized
gain on investments	1.34
Total from investment operations	1.42
Net asset value, end of period	$21.42
Total return (%)	7.10[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	0.90[r]
Ratio of gross expenses to average
net assets (%)	1.72[r]
Ratio of net investment income
to average net assets (%)	1.85[r]
Portfolio turnover (%)	8[m]

a Class A, Class B, Class C, Class I, Class R and Class 1 shares began operations on 6-12-06.

b Unaudited.

h Based on the average of the shares outstanding.

i Less than $500,000.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

r Annualized.

26           Intrinsic Value Fund                                                  See notes to financial statements

Notes to financial statements (unaudited)

1. Organization

John Hancock Intrinsic Value Fund (the “Fund”) is a newly organized non-diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”) is the Adviser to the Trust. John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter and is a wholly owned subsidiary of the Adviser.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R and Class 1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except  that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Adviser and other subsidiaries of John Hancock USA owned 725,000 Class A shares, 5,000 Class B shares, 5,000 Class C shares, 5,000 Class I shares, 5,000 Class R shares and 5,000 Class 1 shares of beneficial interest of the Fund on August 31, 2006.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close

27   Intrinsic Value Fund

of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain exchange traded funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee, where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic

28    Intrinsic Value Fund

dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes on securities indices such as the Standard & Poor’s 500 Index (the “S&P 500 Index”), in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

29   Intrinsic Value Fund

The following is a summary of open futures contracts on August 31, 2006:
	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	APPRECIATION

S&P 500 Index	2	Long	Sep 2006	$15,211

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same  manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains (loss) when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.75% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.74% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund

30  Intrinsic Value Fund

and Intrinsic Value Trust, a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by the Adviser and distributed by the Distributor. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.08% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.35% for Class A, 2.05% for Class B, 2.05% for Class C, 0.95% for Class I, 1.45% for Class R and 0.90% for Class 1. Accordingly, the expense reductions related to this expense limitation amounted to $185, $31,681, $4,340, $4,227, $4,239 and $4,498 for Class A, Class B, Class C, Class I, Class R and Class 1, respectively, for the period ended August 31, 2006. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plan

The Trust has a Distribution Agreement with the Distributor, a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A,  Class B, Class C, Class R and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2006, the Fund was informed that the Distributor received net up-front sales charges of $7,127 with regard to sales of Class A shares. Of this amount, $1,242 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,885 was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2006, the Fund was informed that the Distributor received no CDSCs for Class B and Class C shares.

31  Intrinsic Value Fund

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fees reductions for Class A, Class B, Class C, Class I and Class R shares, respectively, during the period ended August 31, 2006.

Expenses under the agreements described above for the period ended August 31, 2006, were as follows:

	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$9,950	$6,634	$4,276	$4,705
Class B	299	60	4,032	37
Class C	356	71	4,032	39
Class I	—	12	4,032	36
Class R	168	45	4,032	32
Class 1	11	—	—	32
Total	$10,784	$6,822	$20,404	$4,881

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Bank & Trust Company. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2006 there was no borrowings under the line of credit.

32   Intrinsic Value Fund

6. Capital shares

Share activities for the Fund for the period ended August 31, 2006 were as follows:

	Period ended 8-31-06[a]
	Shares	Amount

Class A shares

Sold	745,482	$14,923,582
Repurchased	(496)	(10,305)
Net increase (decrease)	744,986	$14,914,277

Class B shares

Sold	9,861	$201,789
Net increase (decrease)	9,861	$201,789

Class C shares

Sold	13,237	$270,047
Net increase (decrease)	13,237	$270,047

Class I shares

Sold	5,547	$111,000
Net increase (decrease)	5,547	$111,000

Class R shares

Sold	5,000	$100,000
Net increase (decrease)	5,000	$100,000

Class 1 shares

Sold	5,000	$100,000
Net increase (decrease)	5,000	$100,000

Net increase (decrease)	783,631	$15,696,113

[a]Period from 6-12-06 (commencement of operations) to 8-31-06. Unaudited.

33  Intrinsic Value Fund

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short- term securities and obligations of the U.S. government, during the period ended August 31, 2006, aggregated $15,887,543 and $1,155,191, respectively.

The cost of investments owned on August 31, 2006, including short-term investments, for federal income tax purposes, was $15,676,702. Gross unrealized appreciation and depreciation of investments aggregated $1,175,580 and $226,064, respectively, resulting in net unrealized appreciation of $949,516.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

34 Intrinsic Value Fund

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and sub-advisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and  its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager-of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to sub-advisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated sub-advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS

35

has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although  economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”;

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information

36

such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subadviser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Sub-advisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arms-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affili-ates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case  contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement

37

and the subadvisory agreement with respect to each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

Intrinsic Value	See “Comments”.	Subadvisory fees	The Board noted
		for this Fund were	that the Fund
		lower than the peer	commenced opera-
		group median.	tions in June 2006
and has a limited
		Advisory fees for	performance history.
this Fund were
higher than the peer
group median.

Total expenses for
this Fund were
lower than the peer
group median.

38

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
James M. Oates, Chairman*	Chief Compliance Officer	John Hancock Funds, LLC
Charles L. Bardelis *	Gordon M. Shone	601 Congress Street
James R. Boyle†	Treasurer	Boston, MA 02210-2805
Peter S. Burgess *	John G. Vrysen
Elizabeth G. Cook	Chief Financial Officer	Custodian
William H. Cunningham		State Street Bank & Trust Co.
Charles L. Ladner*	Investment adviser	2 Avenue de Lafayette
Hassell H. McClellan	John Hancock Investment	Boston, MA 02111
*Members of the Audit Committee	Management Services, LLC
†Non-Independent Trustee	601 Congress Street	Transfer agent
	Boston, MA 02210-2805	John Hancock Signature
Services, Inc.
Officers		1 John Hancock Way,
Keith F. Hartstein	Subadviser	Suite 1000
President and	Grantham, Mayo,	Boston, MA 02217-1000
Chief Executive Officer	Van Otterloo & Co. LLC
Thomas M. Kinzler	40 Rowes Wharf	Legal counsel
Secretary and	Boston, MA 02110	Kirkpatrick & Lockhart
Chief Legal Officer		Nicholson Graham LLP
1 Lincoln Street
Boston, MA 02111-2950

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

40

J O H N  H A N C O CK  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund

Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED ENDS
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Intrinsic Value Fund.

510SA 8/06
10/06

John Hancock

MUTUAL FUNDS

John Hancock

Value Opportunities Fund

Semiannual Report

8.31.06

Managers' report

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 22

For more information
page 44

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site – www.jhfunds.com – and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital growth by typically making equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of stocks in the Index (“small- and mid-cap companies.”).

From inception June 12, 2006

► U.S. stocks posted decent gains as the threat of higher interest rates seemed to fade.

► An underweight in real estate investment trusts hurt performance relative to the Fund’s benchmark index.

► The Fund’s performance was aided by the more defensive names in the health care sector.

Top 10 Holdings

King Pharmaceuticals, Inc.	1.4%	PMI Group, Inc.	1.1%

SUPERVALU Inc.	1.4%	First American Corp.	1.0%

Liz Claiborne, Inc.	1.3%	Old Republic International Corp.	1.0%

Dollar Tree Stores Inc.	1.1%	American Financial Group, Inc.	1.0%

Manpower, Inc.	1.1%	Tyson Foods Inc., Class A	0.9%

As a percentage of net assets on August 31, 2006.

Managers’ report

John Hancock Value Opportunities Fund

Despite increased stock market volatility prompted by uncertainty over the economy, interest rates and geopolitical events, U.S. stocks as a whole posted decent gains for the period spanning the Fund’s inception on June 12, 2006 to its semiannual period end on August 31, 2006. The period began just weeks after newly appointed Federal Reserve Board Chairman Ben Bernanke rattled investors by seeming to imply that inflation pressures were mounting and, as a result, interest rates would move higher than the market might previously have anticipated. Equity investors worried that the Fed might raise rates too much and trigger a recession. But beginning in mid-July, stocks staged an impressive rally that accelerated in early August when the Fed opted not to increase interest rates again for the first time in two years. Against this macroeconomic backdrop, large-company stocks performed in line with their smaller-cap counterparts, foreign equities performed better than those in the U.S. and value stocks trumped growth stocks.

Performance

From its inception on June 12, 2006 through August 31, 2006, John Hancock Value Opportunities Fund’s Class A, Class B, Class C, Class I, Class R, and Class 1 shares returned 1.55%, 1.40%, 1.40%, 1.65%, 1.45% and 1.65%, respectively, at net asset value. By comparison, the

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

REITs	▼	Underweighting Real Estate Investment Trusts hurts performance
Group 1 Automotive	▼	Falters amid weak auto sales
NBTY, Inc.	▲	Shares jump after positive earnings announcement

Portfolio Managers, Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Sam Wilderman, Ed Choi, Donna Murphy, Chuck Joyce and Tara Oliver

Russell 2500 Value Index returned 5.58% and the average mid-cap value fund returned 4.57% at net asset value, according to Morningstar, Inc.1

Strategy explained

Since the Fund is new, we are continuing to build our positions, using our time-tested investment process. Although many managers use a single methodology to select stocks, we use two independent disciplines to select  stocks for the Fund: valuation and momentum. Over two-thirds of the stocks in this portfolio are bought based on valuation. We seek small- to mid-cap value companies that are selling for less than their worth with the expectation that they will remain profitable, eventually regain favor in the market and generate above-average returns. Although traditional measures of a stock’s cheapness, such as price-to-book (P/B) or price-to-earnings (P/E) ratios may help investors determine if a company’s stock price is low, such measures do not distinguish between high-quality and low-quality companies. We believe high-quality companies are worth a premium because they can sustain a competitive advantage and continue to grow over the long term.

“Our best individual performers were generated by the valuation discipline.”

The remaining stocks in the Fund are considered “momentum” stocks; that is, we select value stocks that are experiencing price appreciation and/ or positive earnings revisions. This momentum typically follows a decline in share price. We’ve determined that stocks whose prices have declined for six months, then advanced for 12 months, will tend to continue rising for another 12 to 18 months. Price momentum enables portfolios to benefit from short-term swings in earnings and investor sentiment.

Because momentum and valuation tools tend to perform differently across various market and economic cycles, the Fund’s combination of

Value Opportunities Fund

the two disciplines results in greater diversification in the portfolio. Diversification may help to lower the Fund’s risk level. We also employ a number of other risk control techniques. We typically hold more than 300 common stocks, so that the Fund’s performance isn’t overly dependent on the fortunes of one or a handful of companies.

Leaders and laggards

During this abbreviated period, the biggest detractor from the Fund’s performance relative to the Russell index was our decision to significantly underweight the real estate investment trust (REIT) sector. Although REITs posted strong gains for the period, we felt that their prices had been bid too high by yield-hungry investors. Our holdings in retail companies were mixed. Holdings in Dollar Tree Stores, Inc. worked in our favor as the company posted rising profits, helped by strong summer sales. In contrast, investments in grocer and food distributor SUPERVALU, Inc. worked against us as its earnings fell, a drop the company attributed to the cost of acquiring more than 1,000 Albertson’s stores. The stock price of Group 1 Automotive, Inc. also slumped amid weak conditions for auto sales.

Our best individual performers were generated by the valuation discipline. In particular, we saw gains from companies whose shares had been beaten up in prior periods but rallied in response to investors’ growing appetite for defensive stocks — shares of companies whose sales and profits tend to continue to grow even while the broader economy slows. Leading this group was food industry stock NBTY, Inc., a maker of nutritional supplements, which saw its share price jump after announcing quarterly earnings that beat analyst estimates. Our stake in grocery retailer Ingles Markets, Inc. also outperformed following a positive earnings announcement. Relative to the Russell index, we were also helped by sidestepping the airlines, which suffered amid rising fuel costs.

SECTOR DISTRIBUTION[2]

Consumer, cyclical	27%
Financial	26%
Consumer,
non-cyclical	17%
Industrial	11%
Technology	4%
Communications	2%
Basic Materials	2%
Utilities	1%
Energy	0.4%
Diversified	0.3%

Outlook

The summer stock market rally and the Fed’s decision to pause its interest-rate-raising cycle after 17 consecutive quarter-point hikes since June 2004, appear to have provided investors with reasons for optimism. By the end

Value Opportunities Fund

of the period, stocks overall seemed “priced for perfection,” with investors betting that economic growth would remain moderate and sustainable and that inflation would be contained. We believe this optimism is likely overblown and that the market is significantly underpricing risk. The investment landscape is always fraught with any number of risks, be it higher-than-expected inflation and interest rates, slower-than-expected economic growth or geopolitical events. But we believe that the economy and financial systems are so highly levered at the moment that even the smallest unfavorable development could result in a significant re-pricing of risk, meaning that riskier assets would underperform. Since we remain very wary of risk, we will continue to focus on high-quality companies that we believe can best weather a market and/or economic downturn.

“Since we remain very wary of risk, we will continue to focus on high- quality companies that we believe can best weather a market and/or economic downturn.”

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2006.

Value Opportunities Fund

A look at performance

For the period ending August 31, 2006

		Cumulative total returns
		with maximum sales charge (POP)

		Since
Class		inception

A	6-12-06	–3.52%

B	6-12-06	–3.60

C	6-12-06	0.40

I1	6-12-06	1.65

R1	6-12-06	1.45

1[1]	6-12-06	1.65

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day's close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I, Class R and Class 1 share prospectuses.

Value Opportunities Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the
Russell 2500 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$10,140	$9,640	$10,345

C	6-12-06	10,140	10,040	10,345

I [1]	6-12-06	10,165	10,165	10,345

R1	6-12-06	10,145	10,145	10,345

1[1]	6-12-06	10,165	10,165	10,345

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class 1 and Class R shares, respectively, as of August 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Value Index is an unmanaged index containing those securities in the Russell 2500 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 For certain types of investors as described in the Fund’s Class I, Class R and Class 1 share prospectuses.

Value Opportunities Fund

Your expenses

These examples are intended to help you understand your
ongoing operating expenses.

Understanding Fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions
(varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other Fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on June 12, 2006, with the same investment held until August131, 2006.

	Account value	Ending value	Expenses paid during period
	on 6-12-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,015.50	$3.02

Class B	1,000.00	1,014.00	4.63

Class C	1,000.00	1,014.00	4.63

Class I	1,000.00	1,016.50	2.22

Class R	1,000.00	1,014.50	3.83

Class 1	1,000.00	1,016.50	2.12

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Value Opportunities Fund

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class, actual expense ratio and an assumed 5% annual return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on June 12, 2006, with the same investment held until August 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 6-12-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,008.00	$3.01

Class B	1,000.00	1,006.40	4.61

Class C	1,000.00	1,006.40	4.61

Class I	1,000.00	1,008.80	2.21

Class R	1,000.00	1,007.20	3.81

Class 1	1,000.00	1,008.90	2.11

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.39%, 2.09%, 2.09%, 0.99%, 1.74% and 0.43% for Class A, Class B, Class C, Class I, Class R and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period/365 or 366 (to reflect the one-half year period).

Value Opportunities Fund

F I N A N C I A L    S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-06 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 90.38%		$15,661,337
(Cost $15,469,542)
Aerospace 0.42%		72,013

Alliant Techsystems, Inc. *	600	45,894

Armor Holdings, Inc. *	200	10,574

Curtiss Wright Corp.	500	15,545
Air Freight 0.22%		38,445

ExpressJet Holdings, Inc. *	5,500	38,445
Air Travel 0.22%		38,672

SkyWest, Inc.	1,600	38,672
Apparel & Textiles 3.96%		687,044

Brown Shoe, Inc.	1,200	38,340

Columbia Sportswear Company *	2,000	97,640

Jones Apparel Group, Inc.	4,200	131,460

Kellwood Company	1,200	32,892

K-Swiss, Inc., Class A	900	24,759

Liz Claiborne, Inc.	5,800	216,746

Polo Ralph Lauren Corp., Class A	400	23,596

Quiksilver, Inc. *	600	8,400

Stride Rite Corp.	1,000	13,750

The Gymboree Corp. *	500	16,775

Timberland Company, Class A *	2,200	62,502

Wolverine World Wide, Inc.	800	20,184
Auto Parts 1.87%		324,292

American Axle & Manufacturing Holdings, Inc.	2,600	43,394

ArvinMeritor, Inc.	3,400	50,490

BorgWarner, Inc.	500	28,355

Keystone Automotive Industries, Inc. *	400	13,756

O’Reilly Automotive, Inc. *	2,800	83,132

Superior Industries International, Inc.	1,800	30,438

Tenneco, Inc. *	900	20,475

TRW Automotive Holdings Corp. *	2,200	54,252

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Auto Services 0.13%		$22,456

Copart, Inc. *	800	22,456
Automobiles 1.59%		276,401

Asbury Automotive Group, Inc.	700	14,343

Group 1 Automotive, Inc.	2,100	95,130

Lithia Motors, Inc., Class A	1,100	28,072

United Auto Group, Inc.	6,800	138,856
Banking 7.83%		1,356,068

Amcore Financial, Inc.	300	9,015

Anchor BanCorp Wisconsin, Inc.	1,200	35,064

Associated Banc–Corp.	1,200	37,848

Astoria Financial Corp.	4,200	128,940

BancFirst Corp.	200	9,474

BancorpSouth, Inc.	2,100	58,926

BankUnited Financial Corp., Class A	300	7,731

Banner Corp.	200	8,284

Chemical Financial Corp.	600	17,712

Chittenden Corp.	300	8,655

Citizens Banking Corp.	300	7,560

City National Corp.	500	32,900

Commerce Bancshares, Inc.	1,500	75,180

Corus Bankshares, Inc.	900	19,629

Cullen Frost Bankers, Inc.	400	23,584

Dime Community Bancorp, Inc.	800	11,432

Downey Financial Corp.	900	55,251

First Citizens Bancshares, Inc.	100	19,580

First Horizon National Corp.	400	15,272

First Indiana Corp.	600	14,670

First Midwest BanCorp, Inc., Illinois	500	18,675

FirstFed Financial Corp. *	500	25,430

FirstMerit Corp.	1,400	32,214

Flagstar Bancorp, Inc.	2,800	40,712

Greater Bay Bancorp	1,500	42,705

Hancock Holding Company	400	20,736

International Bancshares Corp.	400	11,404

Investors Financial Services Corp.	400	18,544

Irwin Financial Corp.	600	11,424

ITLA Capital Corp.	500	26,225

MAF Bancorp, Inc.	600	24,762

Mercantile Bankshares Corp.	700	25,851

New York Community Bancorp, Inc.	3,400	55,794

Old National Bancorp	400	7,484

Pacific Capital Bancorp	800	22,368

Park National Corp.	100	10,361

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L    S T A T E M E N T S

Issuer	Shares	Value
Banking (continued)

TCF Financial Corp.	3,000	$78,210

Trustmark Corp.	2,500	78,925

United Bankshares, Inc.	400	14,908

Valley National Bancorp	900	23,085

Washington Federal, Inc.	1,500	33,330

Webster Financial Corp.	800	37,792

Westamerica Bancorp	400	19,132

Wilmington Trust Corp.	1,800	79,290
Biotechnology 0.59%		103,115

Applera Corp.	2,700	82,755

Techne Corp. *	400	20,360
Broadcasting 0.05%		8,640

World Wrestling Entertainment, Inc., Class A	500	8,640
Building Materials & Construction 1.10%		190,215

Dycom Industries, Inc. *	400	8,100

Eagle Materials, Inc.	200	7,170

EMCOR Group, Inc. *	2,500	138,600

Lennox International, Inc.	900	21,186

NCI Building Systems, Inc. *	200	10,868

U.S. Concrete, Inc. *	700	4,291
Business Services 4.16%		721,045

Banta Corp.	400	18,820

BearingPoint, Inc. *	3,100	25,916

Black Box Corp.	400	15,416

CDI Corp.	500	10,475

Ceridian Corp. *	1,100	26,257

Convergys Corp. *	4,500	93,915

Corporate Executive Board Company	200	17,528

CSG Systems International, Inc. *	400	10,768

Deluxe Corp.	2,000	35,840

FactSet Research Systems, Inc.	700	30,870

Fair Isaac Corp.	600	21,006

Forrester Research, Inc. *	400	11,808

FTI Consulting, Inc. *	300	6,702

Insight Enterprises, Inc. *	2,000	36,020

Kelly Services, Inc., Class A	1,300	35,503

Lightbridge, Inc. *	1,100	13,090

Manpower, Inc.	3,100	183,241

MAXIMUS, Inc.	1,100	29,282

MPS Group, Inc. *	1,900	26,714

NCO Group, Inc. *	700	18,340

R.H. Donnelley Corp. *	200	10,864

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Business Services (continued)

Reynolds & Reynolds Company, Class A	700	$26,852

Spherion Corp. *	900	6,723

Unisys Corp. *	1,700	9,095
Cable and Television 0.06%		10,713

Superior Essex, Inc. *	300	10,713
Chemicals 0.91%		157,933

A. Schulman, Inc.	500	11,795

Airgas, Inc.	800	28,656

H.B. Fuller Company	1,000	19,230

Sensient Technologies Corp.	2,800	56,336

Stepan Company	700	20,636

Valspar Corp.	800	21,280
Colleges & Universities 0.55%		95,438

Career Education Corp. *	1,400	26,810

Corinthian Colleges, Inc. *	1,300	15,756

ITT Educational Services, Inc. *	800	52,872
Commercial Services 0.16%		27,945

Pool Corp.	400	15,228

Vertrue, Inc. *	300	12,717
Computers & Business Equipment 2.50%		433,655

Benchmark Electronics, Inc. *	400	9,976

CDW Corp.	900	52,470

Diebold, Inc.	1,100	46,101

Electronics for Imaging, Inc. *	1,000	23,040

EMS Technologies, Inc. *	400	7,312

Foundry Networks, Inc. *	1,100	13,387

Ingram Micro, Inc., Class A *	6,900	124,200

Intergraph Corp. *	400	14,944

Sykes Enterprises, Inc. *	1,000	20,110

Tech Data Corp. *	3,500	122,115
Construction Materials 1.14%		198,019

Ameron International Corp.	700	49,098

Comfort Systems USA, Inc.	600	7,818

Granite Construction, Inc.	600	32,190

Louisiana–Pacific Corp.	1,300	25,428

Martin Marietta Materials, Inc.	300	24,708

Simpson Manufacturing, Inc.	600	15,810

Standex International Corp.	300	8,835

Universal Forest Products, Inc.	700	34,132

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L    S T A T E M E N T S

Issuer	Shares	Value
Containers & Glass 0.73%		$125,825

Bemis Company, Inc.	1,000	32,300

Pactiv Corp. *	600	16,038

Smurfit–Stone Container Corp. *	2,100	23,919

Sonoco Products Company	1,600	53,568
Cosmetics & Toiletries 0.15%		25,802

Estee Lauder Companies, Inc., Class A	700	25,802
Domestic Oil 0.29%		50,164

Houston Exploration Company *	300	19,245

Stone Energy Corp. *	700	30,919
Electrical Equipment 0.58%		100,614

A.O. Smith Corp.	700	28,077

Anixter International, Inc. *	200	10,898

Greatbatch, Inc. *	500	12,230

Molex, Inc.	500	18,235

Tektronix, Inc.	1,100	31,174
Electrical Utilities 0.94%		162,126

Allete, Inc.	500	22,970

Black Hills Corp.	300	10,443

CenterPoint Energy, Inc.	4,900	70,805

Great Plains Energy, Inc.	300	9,156

Otter Tail Corp.	300	9,045

Pepco Holdings, Inc.	1,300	33,007

Quanta Services, Inc. *	200	3,546

TECO Energy, Inc.	200	3,154
Electronics 1.80%		311,558

Arrow Electronics, Inc. *	1,300	36,270

Avnet, Inc. *	2,800	54,768

AVX Corp.	1,700	28,237

Checkpoint Systems, Inc. *	700	12,705

Imation Corp.	700	27,741

Park Electrochemical Corp.	400	10,440

Synopsys, Inc. *	2,400	45,504

Technitrol, Inc.	600	16,986

Teleflex, Inc.	700	39,067

Thermo Electron Corp. *	500	19,600

Thomas & Betts Corp. *	200	9,032

Vishay Intertechnology, Inc. *	800	11,208
Energy 0.08%		13,607

MDU Resources Group, Inc.	150	3,675

New Jersey Resources Corp.	200	9,932

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Financial Services 3.39%		$586,808

A.G. Edwards, Inc.	300	15,846

Advanta Corp., Class B	300	10,158

American Capital Strategies, Ltd.	400	15,492

AmeriCredit Corp. *	1,700	39,933

Delphi Financial Group, Inc.	900	34,992

Federal Agricultural Mortgage Corp., Class C	600	16,830

Fremont General Corp.	2,500	35,700

Fulton Financial Corp.	800	13,360

IndyMac Bancorp, Inc.	1,500	58,650

Investment Technology Group, Inc. *	900	41,589

Janus Capital Group, Inc.	2,600	46,228

Jefferies Group, Inc.	2,300	57,316

Knight Capital Group, Inc. *	1,400	24,444

Leucadia National Corp.	1,800	46,314

Moneygram International, Inc.	2,000	62,800

Piper Jaffray Companies, Inc. *	200	11,716

Raymond James Financial, Inc.	2,000	55,440
Food & Beverages 2.51%		434,382

ARAMARK Corp., Class B	400	13,116

Corn Products International, Inc.	300	10,350

Del Monte Foods Company	800	8,880

Flowers Foods, Inc.	900	24,435

Hormel Foods Corp.	1,600	58,640

Performance Food Group Company *	2,800	68,908

Pilgrim’s Pride Corp.	300	7,308

Sanderson Farms, Inc.	900	28,134

Smithfield Foods, Inc. *	1,800	54,054

Tyson Foods, Inc., Class A	10,900	160,557
Furniture & Fixtures 1.17%		203,120

Ethan Allen Interiors, Inc.	1,700	57,375

Furniture Brands International, Inc.	4,000	76,600

La–Z–Boy, Inc.	3,800	53,010

Leggett & Platt, Inc.	700	16,135
Healthcare Products 1.09%		189,338

DENTSPLY International, Inc.	900	29,322

IDEXX Laboratories, Inc. *	600	55,206

Owens & Minor, Inc.	2,200	70,774

Respironics, Inc. *	600	22,146

STERIS Corp.	500	11,890

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L    S T A T E M E N T S

Issuer	Shares	Value
Healthcare Services 1.96%		$339,958

Amerigroup Corp. *	400	12,616

Apria Healthcare Group, Inc. *	1,900	38,741

Health Net, Inc. *	2,500	104,525

Lincare Holdings, Inc. *	3,000	111,090

Omnicare, Inc.	600	27,186

Pediatrix Medical Group, Inc. *	1,000	45,800
Homebuilders 2.33%		403,714

Beazer Homes USA, Inc.	700	28,210

Hovnanian Enterprises, Inc., Class A *	600	15,894

KB Home	1,500	64,140

M.D.C. Holdings, Inc.	1,700	72,743

M/I Homes, Inc.	1,300	42,068

Meritage Homes Corp. *	200	8,190

NVR, Inc. *	100	51,365

Ryland Group, Inc.	1,900	81,073

Standard Pacific Corp.	900	21,537

Toll Brothers, Inc. *	700	18,494
Hotels & Restaurants 3.27%		566,689

Applebee’s International, Inc.	1,800	37,350

Brinker International, Inc.	2,000	76,940

CBRL Group, Inc.	1,600	$60,544

CEC Entertainment, Inc. *	600	19,128

Darden Restaurants, Inc.	1,100	38,940

IHOP Corp.	600	28,014

Jack In the Box, Inc. *	1,500	71,970

O’Charley’s, Inc. *	1,200	22,188

OSI Restaurant Partners, Inc.	1,400	43,358

Papa Johns International, Inc. *	1,700	57,800

RARE Hospitality International, Inc. *	600	17,184

Ruby Tuesday, Inc.	1,200	30,984

Ryan’s Restaurant Group, Inc. *	2,700	42,552

Sonic Corp. *	900	19,737
Household Appliances 0.04%		7,296

Technical Olympic USA, Inc.	600	7,296
Household Products 0.88%		152,179

Blyth, Inc.	1,900	40,812

Energizer Holdings, Inc. *	1,100	73,546

Tupperware Brands Corp.	2,100	37,821
Industrial Machinery 1.57%		271,214

AGCO Corp. *	1,300	32,305

Cummins, Inc.	400	45,928

Flowserve Corp. *	1,200	61,368

Kennametal, Inc.	200	10,548

NACCO Industries, Inc., Class A	100	13,353

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Industrial Machinery (continued)

Rofin Sinar Technologies, Inc. *	200	$10,952

Tennant Company	400	10,824

Terex Corp. *	1,600	70,288

Valmont Industries, Inc.	300	15,648
Industrials 0.46%		79,546

Crane Company	1,700	67,966

Lawson Products, Inc.	300	11,580
Insurance 14.29%		2,475,478

Alfa Corp.	700	11,830

American Financial Group, Inc.	3,600	168,192

American National Insurance Company	200	23,008

Amerus Group Company	1,900	128,820

Argonaut Group, Inc. *	300	9,225

Arthur J. Gallagher & Company	300	8,040

Brown & Brown, Inc.	1,700	50,898

Commerce Group, Inc.	3,100	92,349

Conseco, Inc. *	1,200	24,840

Donegal Group, Inc.	400	7,436

Erie Indemnity Company, Class A	1,400	71,456

FBL Financial Group, Inc., Class A	600	19,896

First American Corp.	4,300	174,666

Great American Financial Resources, Inc.	600	12,564

Hanover Insurance Group, Inc.	1,300	$57,850

Harleysville Group, Inc.	300	10,797

HCC Insurance Holdings, Inc.	1,200	38,988

Hilb, Rogal and Hamilton Company	400	17,308

Kansas City Life Insurance Company	200	8,538

LandAmerica Financial Group, Inc.	1,400	88,536

Mercury General Corp.	1,800	90,486

National Western Life Insurance Company, Class A *	200	46,060

Nationwide Financial Services, Inc., Class A	2,900	140,389

Navigators Group, Inc. *	300	13,824

Old Republic International Corp.	8,100	169,290

PMI Group, Inc.	4,200	181,608

Presidential Life Corp.	500	11,785

Protective Life Corp.	2,300	105,869

Radian Group, Inc.	2,200	131,736

Reinsurance Group of America, Inc.	2,000	103,360

Selective Insurance Group, Inc.	300	15,606

Stancorp Financial Group, Inc.	2,000	93,140

Stewart Information Services Corp.	1,500	51,165

Transatlantic Holdings, Inc.	1,300	79,846

Triad Guaranty, Inc. *	600	30,162

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L    S T A T E M E N T S

Issuer	Shares	Value
Insurance (continued)

United Fire & Casualty Company	600	$16,788

Universal American Financial Corp. *	1,900	29,127

W.R. Berkley Corp.	4,000	140,000
Leisure Time 0.31%		54,430

Brunswick Corp.	1,100	31,570

Polaris Industries, Inc.	600	22,860
Life Sciences 0.42%		72,428

Pharmaceutical Product Development, Inc.	1,900	72,428
Manufacturing 1.28%		222,100

Acuity Brands, Inc.	800	34,184

AptarGroup, Inc.	200	10,300

Barnes Group, Inc.	1,000	16,420

Cameron International Corp. *	300	14,373

Lancaster Colony Corp.	400	17,656

Nordson Corp.	500	20,020

Snap–on, Inc.	800	34,960

SPX Corp.	600	31,680

Stanley Works	900	42,507
Medical–Hospitals 0.55%		96,020

Tenet Healthcare Corp. *	5,000	39,400

Universal Health Services, Inc., Class B	1,000	56,620
Metal & Metal Products 0.54%		93,538

Mueller Industries, Inc.	400	15,328

Reliance Steel & Aluminum Company	1,800	58,986

Timken Company	600	19,224
Mining 0.25%		44,024

Lincoln Electric Holding, Inc.	800	44,024
Mobile Homes 0.52%		90,848

Thor Industries, Inc.	1,600	67,488

Winnebago Industries, Inc.	800	23,360
Newspapers 0.33%		57,196

Lee Enterprises, Inc.	400	9,904

The New York Times Company, Class A	2,100	47,292
Office Furnishings & Supplies 0.54%		93,841

Global Imaging Systems, Inc. *	400	8,772

IKON Office Solutions, Inc.	2,000	28,500

OfficeMax, Inc.	700	29,071

United Stationers, Inc. *	600	27,498
Paper 0.35%		60,599

P.H. Glatfelter Company	500	7,175

Temple-Inland, Inc.	1,200	53,424

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Petroleum Services 0.04%		$7,208

World Fuel Services Corp.	200	7,208
Pharmaceuticals 1.62%		280,556

King Pharmaceuticals, Inc. *	15,400	249,788

Watson Pharmaceuticals, Inc. *	1,200	30,768
Publishing 0.22%		37,468

Valassis Communications, Inc. *	1,900	37,468
Railroads & Equipment 0.09%		14,844

GATX Corp.	400	14,844
Real Estate 1.07%		186,089

American Home Mortgage Investment Corp., REIT	600	19,020

Annaly Mortgage Management, Inc., REIT	3,200	40,032

Anworth Mortgage Asset Corp., REIT	1,900	14,877

MFA Mortgage Investments, Inc., REIT	1,900	13,357

New Century Financial Corp., REIT	500	19,355

Redwood Trust, Inc., REIT	500	24,320

Thornburg Mortgage, Inc., REIT	2,400	55,128
Retail 0.18%		30,654

Tween Brands, Inc. *	900	30,654
Retail Grocery 2.54%		440,085

Ingles Markets, Inc.	1,900	48,640

Nash-Finch Company	900	20,565

Ruddick Corp.	2,300	59,317

Smart & Final, Inc. *	1,900	31,483

SUPERVALU, Inc.	8,700	248,472

Weis Markets, Inc.	800	31,608
Retail Trade 8.79%		1,522,732

99 Cents Only Stores *	700	7,952

Abercrombie & Fitch Company, Class A	700	45,171

AnnTaylor Stores Corp. *	800	31,840

Big Lots, Inc. *	1,900	34,865

BJ’s Wholesale Club, Inc. *	3,300	86,955

Borders Group, Inc.	600	11,478

Casey’s General Stores, Inc.	1,100	26,004

Cato Corp., Class A	1,400	32,522

Charming Shoppes, Inc. *	1,700	22,372

Circuit City Stores, Inc.	2,000	47,220

Claire’s Stores, Inc.	1,300	35,529

Conn’s, Inc. *	400	7,980

Dillard’s, Inc., Class A	1,200	37,416

Dollar Tree Stores, Inc. *	6,600	189,948

Family Dollar Stores, Inc.	4,600	117,622

First Cash Financial Services, Inc. *	400	8,332

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Retail Trade (continued)

Foot Locker, Inc.	500	$12,050

Fossil, Inc. *	1,400	26,348

Longs Drug Stores Corp.	1,000	45,430

NBTY, Inc. *	2,800	89,208

Pacific Sunwear of California, Inc. *	1,300	17,368

Payless ShoeSource, Inc. *	1,700	39,882

Pier 1 Imports, Inc.	2,500	15,975

RadioShack Corp.	2,900	52,374

Regis Corp.	700	25,683

Rent-A-Center, Inc. *	3,400	92,140

Ross Stores, Inc.	1,700	41,633

Sonic Automotive, Inc.	2,700	57,105

Steven Madden, Ltd. *	1,100	40,535

Talbots, Inc.	1,900	41,819

The Buckle, Inc.	600	20,340

The Dress Barn, Inc. *	1,100	19,415

The Yankee Candle, Inc.	800	20,680

Tiffany & Company	1,200	37,920

United Rentals, Inc. *	1,500	32,490

Williams–Sonoma, Inc.	1,100	32,406

Zale Corp. *	700	18,725
Sanitary Services 0.18%		31,020

Allied Waste Industries, Inc. *	3,000	31,020
Semiconductors 0.51%		87,966

Intersil Corp., Class A	2,600	65,910

QLogic Corp. *	1,200	22,056
Software 1.24%		215,482

BEA Systems, Inc. *	5,900	81,007

BMC Software, Inc. *	2,000	53,240

Citrix Systems, Inc. *	1,000	$30,680

Compuware Corp. *	2,500	19,000

EPIQ Systems, Inc. *	600	8,928

JDA Software Group, Inc. *	600	9,954

Novell, Inc. *	1,900	12,673
Steel 0.11%		19,110

Worthington Industries, Inc.	1,000	19,110
Telecommunications Equipment & Services 0.60%		103,745

Commscope, Inc. *	900	26,289

Polycom, Inc. *	900	21,411

Tellabs, Inc. *	5,500	56,045

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Telephone 1.03%		$177,669

Atlantic Tele-Network, Inc.	500	9,195

CenturyTel, Inc.	3,900	155,298

Harris Corp.	300	13,176
Tires & Rubber 0.24%		42,160

Goodyear Tire & Rubber Company *	3,100	42,160
Tobacco 0.29%		50,093

Schweitzer Mauduit International, Inc.	400	7,600

Universal Corp.	1,100	42,493
Travel Services 0.56%		96,448

Sabre Holdings Corp.	4,400	96,448
Trucking & Freight 0.99%		171,457

Arkansas Best Corp.	1,300	57,395

EGL, Inc. *	400	12,228

Navistar International Corp. *	800	18,352

Oshkosh Truck Corp.	300	15,510

Ryder Systems, Inc.	1,000	49,420

Swift Transportation, Inc. *	800	18,552

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 8.56%		$1,483,000
(Cost $1,483,000)

Repurchase Agreement with State Street Corp.
— Dated 8/31/2006 at 3.95% to be repurchased
at $1,483,163 on 9/1/2006, collateralized by
$1,555,000 Federal National Mortgage Association,
4.25% due 8/15/2010 (valued at $1,514,181,
including interest) (c)	$1,483,000	$1,483,000

Total investments (cost $16,952,542) 98.94%		$17,144,337

Other assets in excess of liabilities 1.06%		183,878

Total net assets 100.00%		$17,328,215

REIT Real Estate Investment Trust

* Non-income producing.

(c) Investment is an affiliate of the Trust's subadvisor or custodian bank.

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L    S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $15,469,542)	$15,661,337
Repurchase agreements, at value (Cost $1,483,000)	1,483,000
Cash	47,427
Receivable for shares sold	120,344
Dividends and interest receivable	18,757
Other assets	29,054
Total assets	17,359,919

Liabilities

Payable for futures variation margin	600
Payable to affiliates
Transfer agent fees	6,933
Fund administration fees	212
Trustees fees	112
Service fees	53
Other payables	23,794
Total liabilities	31,704

Net assets

Capital paid-in	17,093,828
Accumulated undistributed net realized gain on investments and futures contracts	10,195
Unrealized appreciation on investments and futures contracts	215,199
Undistributed net investment income	8,993
Net assets	$17,328,215

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($16,348,091 ÷ 804,936 shares)	$20.31
Class B ($148,606 ÷ 7,328 shares)	$20.28
Class C ($495,325 ÷ 24,419 shares)	$20.28
Class I ($133,076 ÷ 6,547 shares)	$20.33
Class R ($101,470 ÷ 5,000 shares)	$20.29
Class 1 ($101,647 ÷ 5,000 shares)	$20.33

Maximum offering price per share

Class Aa ($20.31 ÷ 95%)	$21.38

a On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-06a (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$45,095
Interest	13,047

Total investment income	58,142

Expenses

Investment management fees (Note 3)	28,053
Class A Distribution and service fees (Note 3)	11,015
Transfer agent fees (Note 3)	6,933
Fund administration fees (Note 3)	212
Blue sky fees (Note 3)	20,404
Audit and legal fees	17,005
Custodian fees	9,650
Printing and postage fees (Note 3)	5,004
Trustees’ fees (Note 3)	113
Miscellaneous	218

Total expenses	98,607
Less expense reductions (Note 3)	(49,458)

Net expenses	49,149

Net investment income	8,993

Realized and unrealized gain

Net realized gain (loss) on
Investments	(2,284)
Futures contracts	12,479

Change in net unrealized appreciation of
Investments	191,795
Futures contracts	23,404

Net realized and unrealized gain	225,394

Increase in net assets from operations	$234,387

a Period from 6-12-06 (commencement of operations) to 8-31-06.

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L    S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the last period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

Period
endeda
8-31-06

Increase in net assets

From operations
Net investment income	$8,993
Net realized gain	10,195
Change in net unrealized appreciation	215,199
Increase in net assets resulting from operations	234,387
From Fund share transactions	17,093,828

Net assets

Beginning of period	—
End of period[b]	$17,328,215

a Period from 6-12-06 (commencement of operations) to 8-31-06. Unaudited.

b Includes undistributed net investment income of $8,993.

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-06a, b

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.01
Net realized and unrealized
gain on investments	0.30
Total from investment operations	0.31
Net asset value, end of period	$20.31
Total return (%)	1.55[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$16
Ratio of net expenses to average
net assets (%)	1.39[r]
Ratio of gross expenses to average
net assets (%)	2.34[r]
Ratio of net investment income
to average net assets (%)	0.26[r]
Portfolio turnover (%)	7[m]

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-06a, b

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.02)[z]
Net realized and unrealized
gain on investments	0.30

Total from investment operations	0.28

Net asset value, end of period	$20.28

Total return (%)	1.40[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.09[r]
Ratio of gross expenses to average
net assets (%)	19.78[r]
Ratio of net investment loss
to average net assets (%)	(0.39)[r]
Portfolio turnover (%)	7[m]

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-06a, b

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.01)[z]
Net realized and unrealized
gain on investments	0.29
Total from investment operations	0.28
Net asset value, end of period	$20.28
Total return (%)	1.40[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.09[r]
Ratio of gross expenses to average
net assets (%)	11.34[r]
Ratio of net investment loss
to average net assets (%)	(0.22)[r]
Portfolio turnover (%)	7[m]

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L    S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	8-31-06a, b

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.03
Net realized and unrealized
gain on investments	0.30
Total from investment operations	0.33
Net asset value, end of period	$20.33
Total return (%)	1.65[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	0.99[r]
Ratio of gross expenses to average
net assets (%)	18.54[r]
Ratio of net investment income
to average net assets (%)	0.69[r]
Portfolio turnover (%)	7[m]

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	8-31-06a, b

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment loss[h]	—[y]
Net realized and unrealized
gain on investments	0.29
Total from investment operations	0.29
Net asset value, end of period	$20.29
Total return (%)	1.45[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.74[r]
Ratio of gross expenses to average
net assets (%)	21.02[r]
Ratio of net investment loss
to average net assets (%)	(0.08)[r]
Portfolio turnover (%)	7[m]

See notes to financial statements

Value Opportunities Fund

F I N A N C I A L    S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.03
Net realized and unrealized
gain on investments	0.30
Total from investment operations	0.33
Net asset value, end of period	$20.33
Total return (%)	1.65[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	0.94[r]
Ratio of gross expenses to average
net assets (%)	1.74[r]
Ratio of net investment income
to average net assets (%)	0.72[r]
Portfolio turnover (%)	7[m]

a Class A, Class B, Class C, Class I, Class R and Class 1 shares began operations on 6-12-06.

b Unaudited.

h Based on the average of the shares outstanding.

i Less than $500,000.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

r Annualized.

y Net investment loss is less than $0.01 per share.

See notes to financial statements

Value Opportunities Fund

Notes to financial statements (unaudited)

1. Organization

John Hancock Value Opportunities Fund (the “Fund”) is a newly organized diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”) is the Adviser to the Trust. John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability company controlled by John Hancock USA serves as principal underwriter and is a wholly owned subsidiary of the Adviser.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R and Class 1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Adviser and other subsidiaries of John Hancock USA owned 725,000 Class A shares, 5,000 Class B shares, 5,000 Class C shares, 5,000 Class I shares, 5,000 Class R shares and 5,000 Class 1 shares of beneficial interest of the Fund on August 31, 2006.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last

Value Opportunities Fund

evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain exchange traded funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee, where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with

Value Opportunities Fund

domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes on securities indices such as the Russell 2000 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Value Opportunities Fund

The following is a summary of open futures contracts on August 31, 2006:
	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	APPRECIATION

Russell 2000 Index	3	Long	Sep 2006	$23,404

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Value Opportunities Trust, a series of John Hancock

Value Opportunities Fund

Trust. John Hancock Trust is an open-end investment company advised by the Adviser and distributed by the Distributor. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.39% for Class A, 2.09% for Class B, 2.09% for Class C, 0.99 % for Class I, 1.49% for Class R and 0.94% for Class 1. Accordingly, the expense reductions related to this expense limitation amounted to $31,883, $4,231, $4,723, $4,217, $4,228 and $176 for Class A, Class B, Class C, Class I, Class R and Class 1, respectively, for the period ended August 31, 2006. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plan

The Trust has a Distribution Agreement with the Distributor, a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R and Class 1 pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2006, the fund was informed that the Distributor received net up-front sales charges of $10,527 with regard to sales of Class A shares. Of this amount, $1,849 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $8,678 was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2006, the Fund was informed that the Distributor received no CDSCs for Class B and Class C shares.

Value Opportunities Fund

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fees reductions for Class A, Class B, Class C, Class I and Class R shares, respectively, during the period ended August 31, 2006.

Expenses under the agreements described above for the period ended August 31, 2006, were as follows:

	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$10,091	$6,727	$4,275	$4,824
Class B	239	48	4,032	33
Class C	511	102	4,033	50
Class I	—	12	4,032	35
Class R	163	44	4,032	31
Class 1	11	—	—	31
Total	$11,015	$6,933	$20,404	$5,004

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Bank & Trust Company. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2006 there was no borrowings under the line of credit.

Value Opportunities Fund

6. Capital shares

Share activities for the Fund for the period ended August 31, 2006 were as follows:

		Period ended 8-31-06[a]
	Shares	Amount

Class A shares

Sold	805,141	$16,136,880
Repurchased	(205)	(4,072)
Net increase	804,936	$16,132,808

Class B shares

Sold	7,328	$146,483
Net increase	7,328	$146,483

Class C shares

Sold	24,419	$483,527
Net increase	24,419	$483,527

Class I shares

Sold	6,547	$131,010
Net increase	6,547	$131,010

Class R shares

Sold	5,000	$100,000
Net increase	5,000	$100,000

Class 1 shares

Sold	5,000	$100,000
Net increase	5,000	$100,000

Net increase	853,230	$17,093,828)

aPeriod from 6-12-06 (commencement of operations) to 8-31-06. Unaudited.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2006, aggregated $16,581,883 and $1,110,057, respectively.

The cost of investments owned on August 31, 2006, including short-term investments, for federal income tax purposes, was $16,952,542. Gross unrealized appreciation and depreciation of investments aggregated $700,977 and $509,182, respectively, resulting in net unrealized appreciation of $191,795.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

Value Opportunities Fund

Evaluation of Advisory and Subadvisory
Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and sub-advisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager-of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to sub-advisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated sub-advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although  economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”;

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subad-viser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Sub-advisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arms-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subad-visers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

Value Opportunities	See “Comments”.	Subadvisory fees	The Board noted
		for this Fund were	that the Fund
		lower than the peer	commenced opera-
		group median.	tions in June 2006
and has a limited
		Advisory fees for	performance history.
this Fund were
lower than the peer
group median.

Total expenses for
this Fund were
lower than the peer
group median.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
James M. Oates, Chairman*	Chief Compliance Officer	John Hancock Funds, LLC
Charles L. Bardelis *	Gordon M. Shone	601 Congress Street
James R. Boyle†	Treasurer	Boston, MA 02210-2805
Peter S. Burgess *	John G. Vrysen
Elizabeth G. Cook	Chief Financial Officer	Custodian
William H. Cunningham		State Street Bank & Trust Co.
Charles L. Ladner*	Investment adviser	2 Avenue de Lafayette
Hassell H. McClellan	John Hancock Investment	Boston, MA 02111
*Members of the Audit Committee	Management Services, LLC
†Non-Independent Trustee	601 Congress Street	Transfer agent
	Boston, MA 02210-2805	John Hancock Signature
Officers		Services, Inc.
Keith F. Hartstein	Subadviser	1 John Hancock Way,
President and	Grantham, Mayo,	Suite 1000
Chief Executive Officer	Van Otterloo & Co. LLC	Boston, MA 02217-1000
Thomas M. Kinzler	40 Rowes Wharf
Secretary and	Boston, MA 02110	Legal counsel
Chief Legal Officer		Kirkpatrick & Lockhart
Nicholson Graham LLP
1 Lincoln Street
Boston, MA 02111-2950

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

44

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 (EASI-Line) www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.

630SA 8/06 10/06

John Hancock

MUTUAL FUNDS

John Hancock
U.S. Core Fund

Semiannual Report
8.31.06

Manager’s report

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 8

For more information
page 4 0

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice, or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site – www.jhfunds.com – and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks high total return relative to its benchmark, currently the S&P 500 Index, by making equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stock included in the S&P 5000 Index.

Since inception on June 12, 2006.

► U.S. stocks posted decent gains as the threat of higher interest rates seemed to fade.

► The Fund’s performance was aided by the more defensive names in the health care and grocery chain segments.

► Momentum stocks suffered and were the biggest detractors from the Fund’s returns.

Top 10 Holdings

Pfizer, Inc.	4.7%	Lowe's Companies, Inc.	2.2%

Merck & Company, Inc.	3.5%	Verizon Communications, Inc.	2.2%

Home Depot, Inc.	3.2%	UnitedHealth Group, Inc.	2.0%

Wal-Mart Stores, Inc.	3.0%	American International Group, Inc.	2.0%

Citigroup, Inc.	2.6%	AT&T, Inc.	2.0%

As a percentage of net assets on August 31, 2006.

1

Managers’ report

John Hancock U.S. Core Fund

Despite increased stock market volatility prompted by uncertainty over the economy, interest rates and geopolitical events, U.S. stocks as a whole posted decent gains for the period spanning the Fund’s inception on June 12, 2006, to its semiannual period end on August 31, 2006. The period began just weeks after newly appointed Federal Reserve Board Chairman Ben Bernanke rattled investors by seeming to imply that inflation pressures were mounting and, as a result, interest rates would move higher than the market might previously have anticipated. Equity investors worried that the Fed might raise rates too much and trigger a recession. But beginning in mid-July, stocks staged an impressive rally that accelerated in early August when the Fed opted not to increase interest rates again for the first time in two years. Against this macroeconomic backdrop, large-company stocks performed in line with their smaller-cap counterparts, foreign equities performed better than those in the U.S. and value stocks trumped growth stocks.

Performance

From its inception on June 12, 2006 through August 31, 2006, John Hancock U.S. Core Fund’s Class A, Class B, Class C, Class I and Class R shares returned 5.45%, 5.30%, 5.25%, 5.55%, and 5.35%, respectively, at net asset value. By comparison, the Standard & Poor’s 500 Index

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Merck	▲	Bounces back in response to stronger-than-expected sales
Kroger	▲	Shares rise as investors gravitate to defensive names
Home Depot	▼	Housing market slowdown prompts worries over future profits

2

Portfolio Managers, Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Sam Wilderman, Ed Choi, Donna Murphy, Chuck Joyce and Tara Oliver

returned 5.92% and the average large blend fund returned 5.40% at net asset value, according to Morningstar, Inc.1

Strategy explained

Since the Fund is new, we are continuing to build our positions, using our time-tested investment process. Although many managers use a single methodology to select stocks, we use two independent disciplines: valuation and momentum. Over two-thirds of the stocks in this portfolio are bought based on valuation. We seek quality companies that are selling for less than their worth, with the expectation that they will remain profitable, eventually re-gain favor in the market and generate above-average returns. Although traditional measures of a stock’s cheapness, such as price-to-book (P/B) or price-to-earnings (P/E) ratios may help investors determine if a company’s stock price is low, such measures do not distinguish between high-quality and low-quality companies. We believe high-quality companies are worth a premium because they can sustain a competitive advantage and continue to grow over the long term.

“During this abbreviated period, our best performers were generated by our valuation discipline…”

The remaining stocks in the Fund are considered “momentum” stocks, that is, stocks that are experiencing price appreciation and/or positive earnings revisions. This momentum typically follows a decline relative to the market. We’ve determined that stocks whose prices have declined for six months, then advanced for 12 months, will tend to continue rising for another 12 to 18 months. Price momentum enables portfolios to benefit from short-term swings in earnings and investor sentiment.

Because momentum and valuation tools tend to perform differently across various market and economic cycles, the Fund’s combination of

U.S. Core Fund

3

the two disciplines results in greater diversification in the portfolio. Diversification may help to lower the Fund’s risk level. We also employ a number of other risk control techniques. We typically hold more than 300 common stocks, so that the Fund’s performance isn’t overly dependent on the fortunes of one or a handful of companies. We give more weight to large-cap companies with strong balance sheets and high profit margins. Finally, we limit our holdings by economic sectors and company size within the large-cap universe.

Leaders and laggards

During this abbreviated period, our best performers were generated by our valuation discipline. In particular, we saw gains from companies whose shares had been beaten up in prior periods but rallied in response to investors’ growing appetite for defensive stocks — shares of companies whose sales and profits tend to continue to grow even while the broader economy slows. Leading the pack were our stakes in large drug companies Merck & Company and Pfizer, Inc. Merck’s net profit rose substantially and the company raised its profit forecast for the full year, helped by strong sales of cholesterol drug Zocor. Pfizer posted strong earnings in August, thanks in large part to stronger-than-expected sales of Lipitor, the anti-cholesterol medication that is one of the best-selling drugs in the world. Investors also cheered a management change and shake-up in the executive suite. A growing move toward defensive stocks also helped our shares in grocery store chains The Kroger Company and Safeway, Inc.

SECTOR DISTRIBUTION[2]

Consumer,
non-cyclical	26%
Financial	20%
Consumer, cyclical	17%
Industrial	10%
Communications	9%
Technology	6%
Energy	4%
Mortgage securities	2%
Basic materials	1%
Utilities	0.3%

Detracting from the Fund’s returns were some of our momentum plays. QUALCOMM, Inc. faltered amid concerns surrounding a number of battles it faced, including a royalty-payments battle with Nokia, the world’s top cell-phone maker and QUALCOMM’S largest licensee. We also lost ground with Starbucks Corp. It posted disappointing summer sales figures, blaming the results on long lines at its stores for its icy blended drinks, which take longer to make than the standard cup of coffee. That development worried investors who feared that it was a sign that the chain's growth may be decelerating. Other weak performers included home building and improvement stores

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4

Home Depot, Inc. and Lowe’s Companies, Inc., which both slumped as the housing market cooled.

“…we will continue to focus on high- quality companies that we believe can best weather a market and/or economic downturn.”

Outlook

The summer stock market rally and the Fed’s decision to pause in its interest-rate-raising cycle after 17 consecutive quarter-point hikes since June 2004, appear to have provided investors with reasons for optimism. By the end of the period, stocks overall seemed “priced for perfection,” with investors betting that economic growth would remain moderate and sustainable and that inflation would be contained. We believe this optimism is likely overblown and that the market is significantly underpricing risk. The investment landscape is always fraught with any number of risks, be it higher-than-expected inflation and interest rates, slower-than-expected economic growth or geopolitical events. But we believe that the economy and financial systems are so highly levered at the moment that even the smallest unfavorable development could result in a significant re-pricing of risk, meaning that riskier assets would underperform. Since we remain very wary of risk, we will continue to focus on high-quality companies that we believe can best weather a market and/or economic downturn.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2006.

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5

A look at performance

For the period ending August 31, 2006

		Cumulative total returns
		With maximum sales charge (POP)

	Inception	Since
Class	date	inception

A	6-12-06	0.19%

B	6-12-06	0.30

C	6-12-06	4.25

I1	6-12-06	5.55

R1	6-12-06	5.35

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

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6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the
Standard & Poor’s 500 Index.

Class	Period beginning	Without sales charge	With maximum sales charge	Index

B	6-12-06	$10,530	$10,030	$10,458

C	6-12-06	10,525	10,425	10,458

I [1]	6-12-06	10,555	10,555	10,458

R1	6-12-06	10,535	10,535	10,458

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of August 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

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7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding Fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions
(varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other Fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on June 12, 2006, with the same investment held until August 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 6-12-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,054.50	$3.04

Class B	1,000.00	1,053.00	4.61

Class C	1,000.00	1,052.50	4.61

Class I	1,000.00	1,055.50	2.14

Class R	1,000.00	1,053.50	3.83

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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8

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annual return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on June 12, 2006, with the same investment held until August 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 6-12-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,008.00	$2.97

Class B	1,000.00	1,006.47	4.51

Class C	1,000.00	1,006.47	4.51

Class I	1,000.00	1,008.88	2.09

Class R	1,000.00	1,007.23	3.74

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.05%, 2.05%, 0.95% and 1.70% for Class A, Class B, Class C, Class I and Class R respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

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9

F I N A N C I A L    S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-06 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 94.88%		$15,582,338
(Cost $14,853,694)
Aerospace 1.52%		$250,044

Boeing Company	600	44,940

General Dynamics Corp.	400	27,020

Goodrich Corp.	200	7,790

Lockheed Martin Corp.	200	16,520

Northrop Grumman Corp.	900	60,129

Raytheon Company	300	14,163

Textron, Inc.	200	16,772

United Technologies Corp.	1,000	62,710
Agriculture 0.43%		69,989

Archer-Daniels-Midland Company	1,700	69,989
Aluminum 0.37%		60,039

Alcoa, Inc.	2,100	60,039
Apparel & Textiles 0.44%		71,642

Liz Claiborne, Inc.	600	22,422

Mohawk Industries, Inc. *	300	21,264

VF Corp.	400	27,956
Auto Parts 0.54%		88,308

AutoZone, Inc. *	500	45,150

Johnson Controls, Inc.	600	43,158
Auto Services 0.26%		42,746

AutoNation, Inc. *	2,200	42,746
Automobiles 0.57%		93,903

Ford Motor Company	7,300	61,101

PACCAR, Inc.	600	32,802
Banking 2.43%		399,135

Bank of America Corp.	2,500	128,675

Bank of New York Company, Inc.	900	30,375

BB&T Corp.	900	38,520

Comerica, Inc.	600	34,350

See notes to financial statements

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10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Banking (continued)

Fifth Third Bancorp.	400	$15,736

Golden West Financial Corp.	200	15,098

KeyCorp	400	14,716

National City Corp.	2,800	96,824

Northern Trust Corp.	100	5,599

US Bancorp	600	19,242
Biotechnology 0.61%		99,548

Amgen, Inc. *	500	33,965

Applera Corp.	900	27,585

Biogen Idec, Inc. *	300	13,242

Genentech, Inc. *	300	24,756
Broadcasting 0.17%		28,547

CBS Corp., Class B	400	11,420

News Corp.	900	17,127
Building Materials & Construction 0.29%		46,990

American Standard Companies, Inc.	600	25,062

Masco Corp.	800	21,928
Business Services 2.21%		362,647

Affiliated Computer Services, Inc., Class A *	600	30,804

Computer Sciences Corp. *	600	28,428

DST Systems, Inc. *	200	11,806

Electronic Data Systems Corp.	900	21,447

First Data Corp.	1,700	73,049

H & R Block, Inc.	500	10,515

Manpower, Inc.	500	29,555

Moody’s Corp.	1,400	85,652

Paychex, Inc.	500	17,955

Pitney Bowes, Inc.	800	34,872

Robert Half International, Inc.	600	18,564
Cellular Communications 0.40%		65,464

Motorola, Inc.	2,800	65,464
Chemicals 0.28%		45,234

Air Products & Chemicals, Inc.	200	13,258

E.I. Du Pont De Nemours & Company	800	31,976
Computers & Business Equipment 2.91%		477,711

CDW Corp.	300	17,490

Dell, Inc. *	5,900	133,045

Hewlett-Packard Company	6,700	244,952

International Business Machines Corp.	600	48,582

Lexmark International, Inc. *	600	33,642

See notes to financial statements

U.S. Core Fund

11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Construction Materials 0.10%		$16,472

Martin Marietta Materials, Inc.	200	16,472
Cosmetics & Toiletries 0.40%		66,206

Avon Products, Inc.	600	17,226

Colgate-Palmolive Company	500	29,930

Kimberly-Clark Corp.	300	19,050
Crude Petroleum & Natural Gas 1.31%		214,798

Apache Corp.	400	26,112

Devon Energy Corp.	500	31,245

Marathon Oil Corp.	600	50,100

Occidental Petroleum Corp.	1,400	71,386

Sunoco, Inc.	500	35,955
Drugs & Health Care 0.21%		34,090

Wyeth	700	34,090
Electrical Equipment 0.80%		131,440

Emerson Electric Company	1,600	131,440
Electrical Utilities 0.29%		47,344

CenterPoint Energy, Inc.	1,000	14,450

Edison International	100	4,364

FirstEnergy Corp.	500	28,530
Electronics 0.46%		75,034

Agilent Technologies, Inc. *	1,200	38,592

Arrow Electronics, Inc. *	500	13,950

Jabil Circuit, Inc.	400	10,732

Thermo Electron Corp. *	300	11,760
Financial Services 11.52%		1,892,311

Bear Stearns Companies, Inc.	300	39,105

Charles Schwab Corp.	3,400	55,454

CIT Group, Inc.	400	18,024

Citigroup, Inc.	8,500	419,475

E*TRADE Financial Corp. *	1,500	35,385

Federal Home Loan Mortgage Corp.	1,000	63,600

Federal National Mortgage Association	4,300	226,395

Federated Investors, Inc., Class B	500	16,740

Fiserv, Inc. *	400	17,668

Goldman Sachs Group, Inc.	1,100	163,515

JPMorgan Chase & Company	5,300	241,998

Lehman Brothers Holdings, Inc.	1,500	95,715

Mellon Financial Corp.	1,200	44,676

Merrill Lynch & Company, Inc.	2,000	147,060

Morgan Stanley	1,000	65,790

PNC Financial Services Group, Inc.	1,000	70,790

State Street Corp. (c)	800	49,440

Washington Mutual, Inc.	2,900	121,481

See notes to financial statements

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12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Food & Beverages 3.33%		$546,285

Campbell Soup Company	300	11,271

Dean Foods Company *	800	31,696

H.J. Heinz Company	500	20,920

Kraft Foods, Inc., Class A	700	23,737

Pepsi Bottling Group, Inc.	700	24,507

PepsiCo, Inc.	300	19,584

Sara Lee Corp.	1,500	24,945

Starbucks Corp. *	4,800	148,848

Sysco Corp.	400	12,556

The Coca–Cola Company	4,600	206,126

Tyson Foods, Inc., Class A	1,500	22,095
Healthcare Products 1.23%		201,589

Baxter International, Inc.	300	13,314

Becton, Dickinson & Company	200	13,940

Biomet, Inc.	300	9,813

Johnson & Johnson	2,000	129,320

Stryker Corp.	400	19,212

Varian Medical Systems, Inc. *	300	15,990
Healthcare Services 5.14%		844,978

Cardinal Health, Inc.	2,000	134,840

Express Scripts, Inc. *	1,600	134,528

Health Net, Inc. *	600	25,086

IMS Health, Inc.	400	10,916

Lincare Holdings, Inc. *	400	14,812

McKesson Corp.	2,900	147,320

Quest Diagnostics, Inc.	700	44,996

UnitedHealth Group, Inc.	6,400	332,480
Holdings Companies/Conglomerates 1.40%		230,542

General Electric Company	5,300	180,518

Loews Corp.	1,300	50,024
Homebuilders 0.38%		63,012

Centex Corp.	400	20,380

KB Home	300	12,828

Lennar Corp., Class A	400	17,936

Pulte Homes, Inc.	400	11,868
Hotels & Restaurants 0.29%		48,430

Darden Restaurants, Inc.	500	17,700

McDonald’s Corp.	500	17,950

Wendy’s International, Inc.	200	12,780
Household Appliances 0.39%		64,728

Whirlpool Corp.	800	64,728

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Household Products 0.23%		$37,663

Energizer Holdings, Inc. *	200	13,372

Newell Rubbermaid, Inc.	900	24,291
Industrial Machinery 1.20%		196,541

Caterpillar, Inc.	1,400	92,890

Cummins, Inc.	100	11,482

Deere & Company	400	31,240

ITT Industries, Inc.	400	19,580

Parker-Hannifin Corp.	200	14,810

Terex Corp. *	300	13,179

W.W. Grainger, Inc.	200	13,360
Industrials 0.13%		22,008

Fastenal Company	600	22,008
Insurance 7.57%		1,243,947

AFLAC, Inc.	2,900	130,703

Allstate Corp.	500	28,970

Ambac Financial Group, Inc.	400	34,636

American International Group, Inc.	5,200	331,864

Aon Corp.	1,800	62,226

Brown & Brown, Inc.	400	11,976

Chubb Corp.	600	30,096

CIGNA Corp.	300	33,921

Fidelity National Financial, Inc.	900	36,207

First American Corp.	300	12,186

Lincoln National Corp.	800	48,560

Marsh & McLennan Companies, Inc.	200	5,232

MBIA, Inc.	500	30,815

MetLife, Inc.	700	38,521

MGIC Investment Corp.	300	17,361

Old Republic International Corp.	1,100	22,990

PMI Group, Inc.	500	21,620

Principal Financial Group, Inc.	400	21,296

Progressive Corp.	4,500	110,655

Prudential Financial, Inc.	400	29,364

Radian Group, Inc.	300	17,964

St. Paul Travelers Companies, Inc.	1,200	52,680

Torchmark Corp.	500	31,105

Transatlantic Holdings, Inc.	200	12,284

UnumProvident Corp.	1,700	32,215

W.R. Berkley Corp.	1,100	38,500
International Oil 0.94%		154,978

Anadarko Petroleum Corp.	2,100	98,511

ChevronTexaco Corp.	100	6,440

ConocoPhillips	500	31,715

Hess Corp.	400	18,312

See notes to financial statements

U.S. Core Fund

14

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Leisure Time 0.50%		$81,740

International Game Technology, Inc.	1,500	58,020

Walt Disney Company	800	23,720
Liquor 0.47%		77,412

Anheuser–Busch Companies, Inc.	1,100	54,318

Brown Forman Corp., Class B	300	23,094
Manufacturing 1.73%		283,466

3M Company	300	21,510

Danaher Corp.	1,300	86,177

Eaton Corp.	500	33,250

Harley–Davidson, Inc.	700	40,957

Illinois Tool Works, Inc.	1,800	79,020

Rockwell Automation, Inc.	400	22,552
Office Furnishings & Supplies 0.46%		75,016

Avery Dennison Corp.	200	12,388

Office Depot, Inc. *	1,700	62,628
Paper 0.17%		27,264

International Paper Company	400	13,908

Temple–Inland, Inc.	300	13,356
Petroleum Services 1.46%		239,397

Baker Hughes, Inc.	700	49,826

BJ Services Company	200	6,862

Exxon Mobil Corp.	2,700	182,709
Pharmaceuticals 11.27%		1,851,738

Abbott Laboratories	400	19,480

Allergan, Inc.	400	45,824

AmerisourceBergen Corp.	2,100	92,736

Barr Pharmaceuticals, Inc. *	500	28,250

Bristol-Myers Squibb Company	3,800	82,650

Caremark Rx, Inc.	700	40,558

Forest Laboratories, Inc. *	3,400	169,932

King Pharmaceuticals, Inc. *	1,700	27,574

Merck & Company, Inc.	14,200	575,810

Pfizer, Inc.	27,900	768,924
Photography 0.10%		17,016

Eastman Kodak Company	800	17,016
Publishing 0.21%		34,110

Gannett Company, Inc.	600	34,110
Railroads & Equipment 1.01%		165,765

Burlington Northern Santa Fe Corp.	1,200	80,340

CSX Corp.	400	12,088

Norfolk Southern Corp.	400	17,092

Union Pacific Corp.	700	56,245

See notes to financial statements

U.S. Core Fund

15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Retail Grocery 1.55%		$254,924

Safeway, Inc.	2,900	89,697

SUPERVALU, Inc.	1,200	34,272

The Kroger Company	5,500	130,955
Retail Trade 11.60%		1,906,047

Abercrombie & Fitch Company, Class A	200	12,906

Bed Bath & Beyond, Inc. *	1,600	53,968

Best Buy Company, Inc.	800	37,600

Chico’s FAS, Inc. *	600	11,064

Circuit City Stores, Inc.	400	9,444

Costco Wholesale Corp.	1,400	65,506

Dollar General Corp.	1,500	19,290

Family Dollar Stores, Inc.	700	17,899

Home Depot, Inc.	15,500	531,495

Lowe’s Companies, Inc.	13,500	365,310

Nordstrom, Inc.	200	7,470

Ross Stores, Inc.	400	9,796

Staples, Inc.	2,400	54,144

The TJX Companies, Inc.	1,700	45,475

Tiffany & Company	600	18,960

Walgreen Company	3,200	158,272

Wal-Mart Stores, Inc.	10,900	487,448
Sanitary Services 0.33%		54,510

Ecolab, Inc.	300	13,374

Waste Management, Inc.	1,200	41,136
Semiconductors 1.16%		190,757

Applied Materials, Inc.	1,200	20,256

Intel Corp.	3,800	74,252

Microchip Technology, Inc.	400	13,664

National Semiconductor Corp.	400	9,716

NVIDIA Corp. *	600	17,466

Texas Instruments, Inc.	1,700	55,403
Software 0.64%		105,172

BEA Systems, Inc. *	1,800	24,714

BMC Software, Inc. *	800	21,296

Citrix Systems, Inc. *	500	15,340

Intuit, Inc. *	600	18,132

Microsoft Corp.	1,000	25,690
Steel 0.33%		53,757

Nucor Corp.	1,100	53,757
Telecommunications Equipment & Services 1.25%		206,142

Corning, Inc. *	800	17,792

QUALCOMM, Inc.	5,000	188,350

See notes to financial statements

U.S. Core Fund

16

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Telephone 6.28%		$1,031,385

ALLTEL Corp.	100	5,421

AT&T, Inc.	10,400	323,752

BellSouth Corp.	6,700	272,824

CenturyTel, Inc.	600	23,892

Harris Corp.	300	13,176

Qwest Communications International, Inc. *	4,200	37,002

Verizon Communications, Inc.	10,100	355,318
Tobacco 1.71%		281,056

Altria Group, Inc.	2,800	233,884

Reynolds American, Inc.	400	26,028

UST, Inc.	400	21,144
Transportation 0.61%		99,436

C.H. Robinson Worldwide, Inc.	1,300	59,566

Expeditors International of Washington, Inc.	1,000	39,870
Trucking & Freight 1.29%		211,885

Fedex Corp.	2,000	202,060

J.B. Hunt Transport Services, Inc.	500	9,825

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 4.64%		$763,000
(Cost $763,000)

Repurchase Agreement 4.64%		763,000

Repurchase Agreement with State Street Corp. dated
8/31/2006 at 3.95% to be repurchased at $763,084
on 9/1/2006, collateralized by $780,000 Federal
Home Loan Bank, 4.90% due 9/29/2010 (valued at
$780,975, including interest) (c)	$763,000	763,000

Total investments (cost $15,616,694) 99.52%		$16,345,338

Other assets in excess of liabilities 0.48%		78,541

Total net assets 100.00%		$16,423,879

* Non-income producing.

(c) Investment is an affiliate of the Trust’s Subadvisor or custodian bank.

See notes to financial statements

U.S. Core Fund

17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $14,853,694)	$15,582,338
Repurchase agreements, at value (Cost $763,000)	763,000
Cash	18,836
Receivable for shares sold	36,583
Dividends and interest receivable	28,432
Receivable for futures variation margin	125
Other assets	26,805
Total assets	16,456,119

Liabilities

Payable to affiliates
Fund administration fees	208
Service fees	55
Transfer agent fees	6,831
Other payables and accrued expenses	25,146
Total liabilities	32,240

Net assets

Capital paid-in	15,591,972
Accumulated undistributed net realized gain on investments and futures contracts	66,595
Unrealized appreciation on investments and futures contracts	736,362
Undistributed net investment income	28,950
Net assets	$16,423,879

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($15,875,026 ÷ 752,810 shares)	$21.09
Class B ($107,183 ÷ 5,090 shares)	$21.06
Class C ($219,275 ÷ 10,415 shares)	$21.05
Class I ($117,037 ÷ 5,545 shares)	$21.11
Class R ($105,358 ÷ 5,000 shares)	$21.07

Maximum offering price per share

Class Aa ($21.09 ÷ 95%)	$22.20

a On single retail sales of less than $50,000. On sales of $50,000 or more, and on group sales, the offering price is reduced.

See notes to financial statements

U.S. Core Fund

18

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-06a. (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	64,577
Interest	11,109

Total investment income	75,686

Expenses

Investment management fees (Note 3)	26,089
Distribution and service fees (Note 3)	10,730
Transfer agent fees (Note 3)	6,830
Fund administration fees (Note 3)	208
Blue sky fees (Note 3)	20,405
Audit and legal fees	16,950
Custodian fees	7,539
Printing and postage fees (Note 3)	4,869
Trustees’ fees (Note 3)	111
Miscellaneous	214

Total expenses	93,945
Less expense reductions (Note 3)	(47,209)

Net expenses	46,736

Net investment income	28,950

Realized and unrealized gain

Net realized gain on
Investments	54,206
Futures contracts	12,389

Change in net unrealized appreciation (depreciation) of
Investments	728,644
Futures contracts	7,718

Net realized and unrealized gain	802,957

Increase in net assets from operations	$831,907

aPeriod from 6-12-06 (commencement of operations) to 8-31-06.

See notes to financial statements

U.S. Core Fund

19

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets (unaudited)

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

Period ended
8-31-06[a]

Increase (decrease) in net assets

From operations
Net investment income	$28,950
Net realized gain	66,595
Change in net unrealized appreciation (depreciation)	736,362

Increase in net assets resulting from operations	831,907

From Fund share transactions	15,591,972

Net assets

Beginning of period	—
End of period[b]	$16,423,879

a Period from 6-12-06 (commencement of operations) to 8-31-06. Unaudited.

b Includes undistributed net investment income of $28,950.

See notes to financial statements

U.S. Core Fund

20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.04
Net realized and unrealized
gain on investments	1.05

Total from investment operations	1.09

Net asset value, end of period	$21.09

Total return (%)	5.45[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$16
Ratio of net expenses to average
net assets (%)	1.35[r]
Ratio of gross expenses to average
net assets (%)	2.26[r]
Ratio of net investment income
to average net assets (%)	0.85[r]
Portfolio turnover (%)	10[m]

See notes to financial statements

U.S. Core Fund

21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.01
Net realized and unrealized
gain on investments	1.05

Total from investment operations	1.06

Net asset value, end of period	$21.06

Total return (%)	5.30[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.05[r]
Ratio of gross expenses to average
net assets (%)	20.78[r]
Ratio of net investment income
to average net assets (%)	0.16[r]
Portfolio turnover (%)	10[m]

See notes to financial statements

U.S. Core Fund

22

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.01
Net realized and unrealized
gain on investments	1.04

Total from investment operations	1.05

Net asset value, end of period	$21.05

Total return (%)	5.25[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.05[r]
Ratio of gross expenses to average
net assets (%)	14.50[r]
Ratio of net investment income
to average net assets (%)	0.20[r]
Portfolio turnover (%)	10[m]

See notes to financial statements

U.S. Core Fund

23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.06
Net realized and unrealized
gain on investments	1.05
Total from investment operations	1.11
Net asset value, end of period	$21.11
Total return (%)	5.55[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	0.95[r]
Ratio of gross expenses to average
net assets (%)	18.19[r]
Ratio of net investment income
to average net assets (%)	1.25[r]
Portfolio turnover (%)	10[m]

See notes to financial statements

U.S. Core Fund

24

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.02
Net realized and unrealized
gain on investments	1.05

Total from investment operations	1.07

Net asset value, end of period	$21.07

Total return (%)	5.35[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.70[r]
Ratio of gross expenses to average
net assets (%)	20.49[r]
Ratio of net investment income
to average net assets (%)	0.50[r]
Portfolio turnover (%)	10[m]

[a] Class A, Class B, Class C, Class I, Class R and Class 1 shares began operations on 6-12-06.
[b] Unaudited.
[h] Based on the average of the shares outstanding.
[i] Less than $500,000.
[l] Total returns would have been lower had certain expenses not been reduced during the period shown.
[m] Not annualized.
[r] Annualized.

See notes to financial statements

U.S. Core Fund

25

Notes to financial statements (unaudited)

1. Organization

John Hancock U.S. Core Fund (the “Fund”) is a newly organized diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek high total return relative to its benchmark.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”) is the Adviser to the Trust. John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter and is a wholly owned subsidiary of the Adviser.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Adviser and other subsidiaries of John Hancock Life Insurance Company owned 730,000 Class A shares, 5,000 Class B shares, 5,000 Class C shares, 5,000 Class I shares and 5,000 Class R shares of beneficial interest of the Fund on August 31, 2006.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the finan-cial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at

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26

the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee, where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase

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27

agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes on securities indices such as the Standard & Poor’s 500 Index (the “S&P 500 Index”), in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is

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28

more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts on August 31, 2006:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	APPRECIATION

S&P 500 Index	1	Long	Sep 2006	$7,718

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the

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29

assets of the Fund, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.75% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.74% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund, the U.S. Core Trust and a portion of the net assets of the Managed Trust that is subadvised by Grantham, Mayo Van Otterloo and Co., LLC. U.S. Core Trust and Managed Trust are a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by the Adviser and distributed by the Distributor. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.10% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.35% for Class A, 2.05% for Class B, 2.05% for Class C, 0.95% for Class I and 1.45% for Class R. Accordingly, the expense reductions related to this expense limitation amounted to $30,181, $4,205, $4,383, $4,223 and $4,217 for Class A, Class B, Class C, Class I and Class R, respectively, for the period ended August 31, 2006. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plan

The Trust has a Distribution Agreement with the Distributor, a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2006, the Fund was informed that the Distributor received net up-front sales charges of $17,864 with regard to sales of Class A shares. Of this amount, $2,836 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $15,026 was paid as sales commissions to unrelated broker-dealers and $2 was paid as sales commissions to sales personnel of Signator Investors, Inc., a related broker-dealer, an indirect-subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of

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30

the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2006, the Fund was informed that the Distributor received no CDSCs for Class B and Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fees reductions for Class A, Class B, Class C, Class I and Class R, during the period ended August 31, 2006.

Expenses under the agreements described above for the period ended August 31, 2006, were as follows:

	Distribution	Transfer		Printing and
Share Class	and service fees	agent	Blue sky	postage

Class A	$9,987	$6,658	$4,275	$4,726
Class B	224	45	4,032	32
Class C	352	70	4,033	44
Class I	—	12	4,043	35
Class R	167	45	4,022	32
Total	$10,730	$6,830	$20,405	$4,869

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Bank & Trust Company. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of

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31

0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2006, there was no borrowings under the line of credit.

6. Capital shares

Share activities for the Fund for the period ended August 31, 2006 were as follows:

		Period ended 8-31-06[a]
	Shares	Amount

Class A shares

Sold	752,810	$15,069,156
Net increase	752,810	$15,069,156

Class B shares

Sold	5,090	$101,884
Net increase	5,090	$101,884

Class C shares

Sold	10,415	$209,932
Net increase	10,415	$209,932

Class I shares

Sold	5,545	$111,000
Net increase	5,545	$111,000

Class R shares

Sold	5,000	$100,000
Net increase	5,000	$100,000

Net increase	778,860	$15,591,972

aPeriod from 6-12-06 (commencement of operations) to 8-31-06. Unaudited.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2006, aggregated $16,297,157 and $1,497,669, respectively.

The cost of investments owned on August 31, 2006, including short-term investments, for federal income tax purposes, was $15,616,694. Gross unrealized appreciation and depreciation of investments aggregated $1,057,983 and $329,339, respectively, resulting in net unrealized appreciation of $728,644.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and sub-advisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager-of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to sub-advisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated sub-advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS

33

has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”;

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information

34

such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subad-viser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Sub-advisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arms-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subad-visers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement

35

and the subadvisory agreement with respect to each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

U.S. Core	See “Comments”.	Subadvisory fees	The Board noted
		for this Fund were	that the Fund
		higher than the peer	commenced opera-
		group median.	tions in June 2006
and has a limited
		Advisory fees for	performance history.
this Fund were
higher than the peer
group median.

Total expenses for
this Fund were
lower than the peer
group median.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
James M. Oates, Chairman*	Chief Compliance Officer	John Hancock Funds, LLC
Charles L. Bardelis *	Gordon M. Shone	601 Congress Street
James R. Boyle†	Treasurer	Boston, MA 02210-2805
Peter S. Burgess *	John G. Vrysen
Elizabeth G. Cook	Chief Financial Officer	Custodian
Charles L. Ladner*		State Street Bank & Trust Co.
William H. Cunningham	Investment adviser	2 Avenue de Lafayette
Hassell H. McClellan	John Hancock Investment	Boston, MA 02111
*Members of the Audit Committee	Management Services, LLC
†Non-Independent Trustee	601 Congress Street	Transfer agent
	Boston, MA 02210-2805	John Hancock Signature
Officers		Services, Inc.
Keith F. Hartstein	Subadviser	1 John Hancock Way,
President and	Grantham, Mayo,	Suite 1000
Chief Executive Officer	Van Otterloo & Co. LLC	Boston, MA 02217-1000
Thomas M. Kinzler	40 Rowes Wharf
Secretary and	Boston, MA 02110	Legal counsel
Chief Legal Officer		Kirkpatrick & Lockhart
Nicholson Graham LLP
1 Lincoln Street
Boston, MA 02111-2950

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

40

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-EXEMPT INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Core Fund.

650SA 8/06 10/06

John Hancock

MUTUAL FUNDS

John Hancock

International Core Fund

Semiannual Report

8.31.06

Manager’s report

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 2 1

For more information
page 48

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site – www.jhfunds.com – and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks high total return by, under normal circumstances, investing at least 80% of its assets in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

Over the last six months

► The Fund slightly outperformed the MSCI EAFE Index during a choppy period for global stocks.

► The U.S. dollar depreciated against most foreign currencies, which significantly boosted the Fund’s absolute returns.

► Momentum picks outperformed early in the period, with valuation becoming more useful following the market’s pullback in May and June.

John Hancock International Core Fund

Fund performance for the six months ended August 31, 2006.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

* From inception June 12, 2006 through August 31, 2006.

**From inception August 29, 2006.

Top 10 holdings
Total SA	3.0%

GlaxoSmithKline	2.9%

ING Groep NV	2.4%

AstraZeneca Group PLC	2.3%

Honda Motor Company Ltd.	2.2%

BNP Paribas SA	2.2%

Takeda Pharmaceutical
Company, Ltd.	1.9%

Eni SpA	1.8%

Rio Tinto PLC	1.7%

Royal Bank of Scotland
Group PLC	1.5%

As a percentage of net assets on August 31, 2006.

1

Managers’ report

John Hancock

International Core Fund

Aided significantly by weakness in the U.S. dollar against most major currencies, foreign equities turned in solid gains from March through August across a broad range of countries, including the United Kingdom, Switzerland, Spain, France and Australia. Mirroring their U.S. counterparts, international stocks rallied until early May before losing ground over concerns about higher interest rates. However, the markets found their footing over the summer and recovered toward the end of the review period.

Moderate growth in corporate earnings was tempered by concerns over sluggish economic growth in Europe. In Japan, second-quarter economic growth came in below expectations but still managed to extend that country’s streak of consecutive quarterly GDP gains to six. The inflationary implications of high crude oil prices led a number of central banks to hike short-term interest rates during the period, providing added justification for expectations of generally decelerating economic growth.

Looking at performance

For the six months ended August 31, 2006, John Hancock International Core Fund’s Class A shares returned 8.15% at net asset value. By comparison, the Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index returned 7.94%, while the average foreign large value fund monitored by Morningstar, Inc. gained 7.19% .1 The Fund’s Class B, Class C, Class I and Class R shares,

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
AstraZeneca	▲	Inexpensive valuation, strong earnings growth
Arcelor	▲	Takeover target
Mitsui Trust Holdings	▼	Hampered by weak Japanese market

2

Portfolio Managers, Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Tom Hancock, Tom Rosalanko, Rick Suvak and John Breedis

which began trading on June 12, 2006, returned 9.38%, 9.41%, 9.63% and 9.44%, respectively, through the end of August 2006. Class NAV shares, which began trading on August 29, 2006, returned 0.51% . Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period for your respective share class and did not reinvest all distributions.

Despite choppy market conditions, our strategy of focusing on valuation and to a lesser extent momentum, performed admirably. Valuation, as we use it, encompasses various measures of quality as well as traditional  valuation yardsticks such as price-to-earnings and price-to-book ratios. In other words, we look for cheap stocks of good companies, not just cheap stocks. Similarly, unlike many momentum investors, our momentum analysis takes account of earnings estimate revisions along with pure price momentum.

The valuation and momentum strategies are complementary. For example, our momentum picks did better from March through early May, when investor sentiment was generally optimistic However, our valuation strategy performed better from May onward, when investors’ outlook was more guarded.

“Despite choppy market
conditions, our strategy of
focusing on valuation and—to
a lesser extent—momentum
performed admirably.”

Health care stands out

Health care was by far the biggest contributor among the Fund’s sectors. To a large extent, that was because of favorable stock selection in the pharmaceuticals group, where U.K.-based AstraZeneca Group PLC and GlaxoSmithKline PLC, along with Japanese holding Takeda Pharmaceutical Company, Ltd., Germany’s Schering AG and Roche Holdings AG — headquartered in Switzerland — aided the Fund’s performance. Our take on the drug group was that investors overreacted to fears of weakening product

 3 International Core Fund

SECTOR DISTRIBUTION[2]
Financial	27%
Consumer, cyclical	16%
Consumer,
non-cyclical	14%
Energy	10%
Basic materials	8%
Industrial	8%
Utilities	5%
Communications	5%
Technology	2%
Diversified	0.4%

pipelines and increasing encroachment on the turf of branded drugs by generics. While these fears have some basis in fact, we felt they unduly overshadowed the capability of many higher-quality drug firms to adapt and prosper.

Secondarily, the Fund’s performance benefited from the consumer discretionary and information technology sectors. In the former, our picks in the auto manufacturing sector added value, particularly Honda Motor Company, Ltd., a dominant Japanese manufacturer, and France-based Renault Regie Nationale SA. Given the widely publicized difficulties of U.S. auto companies, we thought some of the better foreign manufacturers might be good contrarian bets, enabling the Fund to capitalize on excessive pessimism toward the group. In technology, the Fund was helped mainly by maintaining an underweighted exposure to a sector that performed relatively poorly.

Among countries, the Fund received the biggest boost from its holdings in France and Germany, in both cases primarily because of favorable stock selection. French stocks that aided performance included steel producer Arcelor, which received a lucrative buyout offer from Mittal Steel, and French bank BNP Paribas SA. In addition to Schering AG, another German holding worthy of mention included mining stock ThyssenKrupp AG. Also having a positive impact was ING Groep NV, a Dutch financial services stock.

Overweighting Japan hurts

Among the factors detracting from performance were some positions in Japanese stock index futures. These positions were initiated as part of our attempt to maintain an overweighted exposure to that country, where we think stocks are fairly cheap and corporate profitability is likely to grow faster than in most other countries in the Fund’s investment universe. In the short term, however, the overall weak performance of Japanese stocks more than offset favorable stock selection in Japan. What’s more, the Japanese yen—bucking the trend in other major currencies—weakened against the U.S. dollar, further hampering our Japanese holdings. Consequently, four of the Fund’s five biggest detractors were Japanese stocks: Mitsui Trust Holdings, Inc. and Resona Holdings, Inc., both commercial banks, along with trading

4  International Core Fund

company/distributor Mitsubishi Corp. and retailer Daiei Inc.

The other member of that quintet was U.K. telecommunication services giant Vodafone Group PLC, which performed well but  detracted from performance versus the benchmark because we underweighted it. However, during the period we increased the Fund’s exposure to telecom services generally and specifically to Vodafone,  as our models indicated good value there. Elsewhere, underweighting the U.K. had a modestly negative impact on performance, as did stock picking in the financials sector.

“Health care was by far the biggest
contributor among the Fund’s sectors.”

Outlook

We are watching several factors with interest. Currently, many investors are positioned for a substantial fall  in the price of crude oil. Such a fall would require a radical shift in the supply/demand conditions currently underpinning the energy markets. While we don’t profess to be able to forecast oil prices, we think it makes more sense to take high oil prices at face value and not to assume there will be a significant near-term change in this market. Consequently, we think energy stocks offer good values, along with favorable momentum patterns. We also are monitoring the performance of higher-quality stocks, which have been performing better in 2006, no doubt in response to fears of slowing global economies. If this trend continues, we likely will move the Fund to a more defensive stance, increasing its exposure to quality and lowering its stake in more volatile stocks. That said, we will stay flexible and remain vigilant for any opportunities presented by our ongoing analyses of valuation and momentum.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2006.

5  International Core Fund

A look at performance

For the period ending August 31, 2006

		Cumulative total returns
		with maximum sales charge (POP)

	Inception	Six	Since
Class	date	months	inception

A [1,2]	9-16-05	2.74%	13.67%

B	6-12-06	—	4.38

C	6-12-06	—	8.41

I [3]	6-12-06	—	9.63

R [3]	6-12-06	—	9.44

NAV [3]	8-29-06	—	0.51

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R and NAV shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 Effective June 12,2006, shareholders of the former GMO International Disciplined Equity Fund (the “Predecessor Fund”) became owners of that number of full and fractional shares of John Hancock International Core Fund Class A. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

2 Class A performance linked back to the Predecessor Fund.

3 For certain types of investors as described in the Fund’s Class I, Class R and Class NAV share prospectuses.

6   International Core Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A1 shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Net Total Return Index.

Class	Period beginning	Without sales charge	With maximum sales charge	Index

B	6-12-06	$10,938	$10,438	$10,833

C	6-12-06	10,941	10,841	10,833

I [2]	6-12-06	10,963	10,963	10,833

R2	6-12-06	10,944	10,944	10,833

NAV[2]	8-29-06	10,051	10,051	10,077

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R and NAV shares, respectively, as of August 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Net Total Return Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of June 2006 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 Class A performance linked back to the Predecessor Fund.

2 For certain types of investors as described in the Fund's Class I, Class R and Class NAV share prospectuses.

7  International Core Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding Fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other Fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on dates indicated below per class, with the same investment held until August 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 3-1-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,081.50	$7.70

	Account value	Ending value	Expenses paid during period
	on 6-12-06	on 8-31-06	ended 8-31-06[1]

Class B	$1,000.00	$1,093.80	$5.55

Class C	1,000.00	1,094.10	5.55

Class I	1,000.00	1,096.30	2.83

Class R	1,000.00	1,094.40	4.50

	Account value	Ending value	Expenses paid during period
	on 8-29-06	on 8-31-06	ended 8-31-06[1]

Class NAV	$1,000.00	$1,000.00	$0.10

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share

8 International Core Fund

class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annual return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on dates indicated below per class, with the same investment held until August 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-06	on 8-31-06	ended 8-31-06[1]

Class A	$1,000.00	$1,017.81	$7.47

	Account value	Ending value	Expenses paid during period
	on 6-12-06	on 8-31-06	ended 8-31-06[1]

Class B	$1,000.00	$1,005.66	$5.31

Class C	1,000.00	1,005.66	5.31

Class I	1,000.00	1,008.26	2.71

Class R	1,000.00	1,006.66	4.31

	Account value	Ending value	Expenses paid during period
	on 8-29-06	on 8-31-06	ended 8-31-06[1]

Class NAV	$1,000.00	$1,000.17	$0.10

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.47%, 2.41%, 2.41%, 1.21%, 1.95% and 1.09% for Class A, Class B, Class C, Class I, Class R and Class NAV, respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period /365 or 366 (to reflect the one-half year period).

International Core Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-06 (unaudited)

This schedule is divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. Common stocks, preferred stocks and warrants are further broken down by country. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.05%		$1,019,685,173
(Cost $889,381,933)
Australia 2.22%		23,328,061

Amcor, Ltd.	180,576	$924,379

Aristocrat Leisure, Ltd.	2	20

Australia and New Zealand Bank Group, Ltd.	129,945	2,701,429

BHP Billiton, Ltd. (a)	248,113	5,243,205

Commonwealth Bank of Australia, Ltd.	50,428	1,758,918

Foster’s Group, Ltd.	185,647	842,699

General Property Trust, Ltd.	4,157	14,493

Investa Property Group, Ltd.	533,966	965,449

Mirvac Group, Ltd.	348,661	1,215,590

Qantas Airways, Ltd., ADR	279,717	734,082

Rio Tinto, Ltd.	48,707	2,710,717

Santos, Ltd.	2,432	20,762

Stockland Company, Ltd.	125,276	691,949

Telstra Corp., Ltd.	613,941	1,686,152

Woodside Petroleum, Ltd.	23,563	759,675

Woolworths, Ltd.	104,942	1,657,247

Zinifex, Ltd.	154,353	1,401,295
Austria 0.43%		4,480,440

Austrian Airlines AG *	244	2,029

Bohler Uddeholm AG	13,735	737,961

Flughafen Wien AG	137	11,092

Mayr-Melnhof Karton AG	67	11,741

Oesterreichische Elektrizitaets AG, Class A	12,090	608,128

OMV AG	25,937	1,380,948

Voestalpine AG	45,680	1,728,541
Belgium 0.87%		9,138,427

Bekaert SA	47	4,605

Belgacom SA	205	7,230

Colruyt SA	2,859	485,334

Delhaize Group	13,567	1,031,790

See notes to financial statements

International Core Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Belgium (continued)

Dexia	87,950	$2,255,826

Fortis Group SA	96,789	3,761,571

UCB SA	27,197	1,592,071
Bermuda 0.08%		870,801

Esprit Holdings, Ltd.	1,500	12,479

Frontline, Ltd.	7,100	289,768

Noble Group, Ltd.	38,000	26,085

Yue Yuen Industrial Holdings, Ltd.	187,500	542,469
Canada 2.10%		22,098,250

Alcan Aluminum, Ltd. USD	46,100	2,070,782

BCE, Inc.	40,100	999,012

Canadian Imperial Bank of Commerce	38,200	2,772,878

Canadian Natural Resources, Ltd.	91,900	4,819,010

EnCana Corp. CAD	25,400	1,331,225

Goldcorp, Inc.	46,000	1,269,869

Magna International, Inc.	11,000	788,434

National Bank of Canada	29,300	1,587,784

Nexen, Inc.	13,400	779,674

Petro-Canada	98,400	4,196,882

Royal Bank of Canada	33,500	1,482,700
Denmark 0.25%		2,646,620

A P Moller-Maersk A/S	113	918,510

A P Moller-Maersk A/S	1	8,317

Danske Bank AS	23,700	910,382

DSV AS	5,000	809,411
Finland 2.43%		25,528,004

Amer Group Oyj	22,950	509,375

Elcoteq SE	13,650	247,084

Fortum Corp. Oyj	142,600	3,830,842

Kesko Oyj	37,500	1,584,991

Metra Oyj, B Shares	500	20,634

Metso Oyj	53,600	1,991,209

Neste Oil Oyj	28,750	904,750

Nokia AB Oyj	299,100	6,255,897

OKO Bank A	31,100	504,470

Oriola-KD Oyj *	16,600	39,923

Outokumpu Oyj (a)	85,400	2,168,572

Rautaruukki Oyj	75,600	2,205,018

Sampo Oyj, A Shares	194,400	4,016,282

YIT Oyj	57,600	1,248,957

See notes to financial statements

International Core Fund

11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
France 10.74%		$112,878,695

Air France KLM	459	12,507

Alstom RGPT *	22,051	2,076,163

Arkema *	187	7,279

Assurances Generales de France	6,504	815,384

AXA Group	58,374	2,165,573

BNP Paribas SA	218,852	23,223,216

Business Objects SA *	464	12,934

Cap Gemini SA	38,452	2,103,353

Carrefour SA	44,900	2,766,230

Casino Guich-Perrachon SA	31,968	2,737,925

Compagnie De Saint Gobain SA	45,362	3,362,800

Compagnie Generale des Etablissements Michelin, Class B	28,446	1,928,646

Credit Agricole S.A.	131,882	5,349,796

Lafarge SA	12,398	1,593,944

L’Oreal SA	17,426	1,821,274

LVMH Moet Hennessy SA	12,154	1,249,282

Pernod-Ricard SA	6	1,307

Peugeot SA (a)	88,762	5,004,095

Pinault-Printemps-Redoute SA	6,230	859,137

Publicis Groupe SA	39,561	1,559,751

Renault Regie Nationale SA	82,547	9,598,881

Sanofi-Aventis	16,831	1,508,251

Schneider Electric SA	13,478	1,435,374

Societe Generale	36,575	5,895,360

Suez SA (a)	35,547	1,517,906

Total SA (a)	460,138	31,020,883

Vallourec SA	12,141	2,717,991

Zodiac SA	8,792	533,453
Germany 8.09%		84,999,746

Adidas-Salomon AG	11,966	569,439

Allianz AG	16,276	2,756,086

Altana AG	50,925	3,003,222

Bankgesellschaft Berlin AG *	2,100	12,734

Bayerische Motoren Werke (BMW) AG	83,277	4,308,158

Celesio AG	320	16,211

Commerzbank AG	143,966	5,027,800

DaimlerChrysler AG	83,101	4,379,847

Degussa AG *	18	1,068

Deutsche Bank AG	86,859	9,905,847

Deutsche Boerse AG	22,278	3,376,292

Deutsche Lufthansa AG	760	15,031

Deutsche Post AG	99,574	2,520,851

Deutsche Postbank AG	10,861	846,419

E.ON AG	60,439	7,666,714

Fresenius AG	7,657	1,314,322

See notes to financial statements

International Core Fund

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Germany (continued)

Heidelberger Druckmaschinen AG	214	$8,574

Henkel KGaA	5,022	571,771

Hochtief AG	24,872	1,413,652

KarstadtQuelle AG *	22,495	497,837

MAN AG	33,214	2,537,019

Merck & Company AG	8,041	797,097

Muenchener Rueckversicherungs-GesellschaftAG	66,490	10,001,042

Puma AG	4,531	1,569,227

Salzgitter AG	25,075	2,243,158

SAP AG	10,542	2,010,606

Solarworld AG	12,776	754,915

Suedzucker AG (a)	66,268	1,648,842

Thyssen Krupp AG	221,505	7,531,716

Tui AG (a)	106,351	2,073,395

Volkswagen AG (a)	70,471	5,620,854
Hong Kong 0.40%		4,195,610

Cheung Kong Holdings, Ltd.	1,000	11,052

CLP Holdings, Ltd.	215,000	1,360,173

Hang Lung Group, Ltd.	9,000	24,013

Hong Kong Electric Holdings, Ltd.	244,000	1,167,142

Hong Kong Exchange & Clearing, Ltd.	168,500	1,148,329

MTR Corp.	189,500	484,901
Ireland 0.76%		7,982,891

Anglo Irish Bank Corp. PLC	415	6,849

Bank of Ireland	401	7,592

CRH PLC	85,391	2,957,031

DCC PLC	28,609	717,322

Depfa Bank PLC	192,889	3,582,857

Kerry Group PLC	31,953	711,240
Italy 2.84%		29,801,171

Banca Intesa SpA — Non convertible	1,977	12,576

Banca Monte dei Paschi Siena SpA (a)	340,910	2,070,428

Banco Popolare Di Verona e Novara SpA	60,175	1,785,910

Benetton Group SpA	45,126	674,256

Eni SpA (a)	602,575	18,423,174

Fiat SpA — RNC *	36,746	488,876

Fiat SpA * (a)	112,054	1,602,598

Fondiaria-Sai SpA	19,158	613,922

Impregilo SpA *	160,989	594,667

Italcementi SpA	34,166	538,469

UniCredito Italiano SpA	376,564	2,996,295

See notes to financial statements

International Core Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Japan 25.49%		$267,787,283

Acom Company, Ltd.	310	13,868

Aderans Company, Ltd.	11,700	303,080

AEON Company, Ltd.	72,000	1,812,961

Alps Electric Company (a)	40,300	452,261

Amada Company, Ltd.	93,000	971,565

Asics Corp.	50,000	625,027

Astellas Pharmaceuticals, Inc.	700	28,393

Canon, Inc.	97,800	4,866,874

Chubu Electric Power Company, Inc.	151,900	4,116,075

Chugoku Electric Power Company, Inc.	800	16,940

Cosmo Oil Company, Ltd.	133,000	585,923

Daido Steel Company, Ltd.	130,000	999,191

Daiei Inc. *	84,550	1,635,452

Daiichi Sankyo Company, Ltd.	65,722	1,814,488

Daikyo, Inc. *	231,000	1,188,905

Daito Trust Construction Company, Ltd.	100	5,198

Daiwa Securities Group, Inc.	325,000	3,874,356

East Japan Railway Company	289	2,135,086

Eisai Company, Ltd.	52,400	2,495,982

Elpida Memory, Inc. *	18,000	796,046

Fanuc, Ltd.	100	7,933

Fuji Electric Holdings	142,000	721,162

Fuji Heavy Industries, Ltd.	317,000	1,834,119

Fujikura, Ltd.	129,000	1,524,630

Fujitsu, Ltd.	160,000	1,282,945

Furukawa Electric Company, Ltd.	3,000	20,783

Haseko Corp. *	726,500	2,600,060

Hokkaido Electric Power Company, Inc.	47,200	1,166,376

Hokugin Financial Group, Inc.	2,000	7,874

Honda Motor Company, Ltd.	687,400	23,371,190

Hoya Corp.	300	10,916

Ibiden Company, Ltd.	28,600	1,464,667

Isetan Company, Ltd.	45,000	759,235

Ishikawajima–Harima Heavy Industries Company, Ltd. (a)	436,000	1,270,606

Isuzu Motors, Ltd. (a)	409,000	1,327,843

Itochu Corp.	601,000	5,044,395

Kansai Electric Power Company, Ltd.	156,100	3,744,378

Kao Corp. (a)	89,000	2,373,738

Kawasaki Heavy Industries, Ltd.	284,000	897,823

Kawasaki Kisen Kaisha, Ltd.	252,000	1,638,413

Keisei Electric Railway Company, Ltd.	58,000	351,890

Kenedix, Inc.	212	1,022,470

Kirin Brewery Company, Ltd.	74,000	1,028,452

KK DaVinci Advisors *	925	835,499

Kobe Steel Company, Ltd.	288,000	920,285

See notes to financial statements

International Core Fund

14

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Japan (continued)

Komatsu, Ltd.	224,000	$4,094,244

Konami Corp.	47,800	1,217,860

Kubota Corp.	237,000	1,950,850

Kyushu Electric Power	81,600	1,946,913

LeoPalace21 Corp.	36,000	1,276,128

Marubeni Corp.	502,000	2,682,067

Mazda Motor Corp.	374,000	2,396,557

Mediceo Holdings Company, Ltd.	32,300	601,385

Mitsubishi Corp.	364,400	7,421,209

Mitsubishi Estate Company, Ltd.	148,000	3,190,661

Mitsubishi Heavy Industries, Ltd.	516,000	2,163,282

Mitsubishi Materials Corp.	315,000	1,371,608

Mitsubishi Rayon Company, Ltd. (a)	205,000	1,414,938

Mitsubishi UFJ Financial Group, Inc.	965	13,156,661

Mitsui & Company, Ltd.	194,000	2,808,623

Mitsui Fudosan Company, Ltd.	1,000	22,411

Mitsui Trust Holdings, Inc.	399,000	4,671,518

Mizuho Financial Group, Inc.	967	7,819,718

Mizuho Trust & Banking Company, Ltd. *	414,000	977,189

Murata Manufacturing Company, Ltd.	200	13,770

NGK Spark Plug Company, Ltd.	37,000	753,526

Nidec Corp.	100	7,252

Nikko Cordial Corp.	95,000	1,206,169

Nikon Corp.	64,000	1,158,877

Nintendo Company, Ltd.	8,900	1,826,186

Nippon Mining Holdings, Inc.	500	3,664

Nippon Sheet Glass Company, Ltd.	135,000	652,252

Nippon Telegraph & Telephone Corp.	1,182	5,972,698

Nippon Yusen Kabushiki Kaisha	131,000	811,529

Nissan Chemical Industries, Ltd.	62,000	804,618

Nissan Diesel Motor Company, Ltd. *	2,000	8,129

Nissan Motor Company, Ltd.	1,048,400	11,917,393

Nisshin Seifun Group, Inc.	1,100	11,754

Nomura Securities Company, Ltd.	182,300	3,526,232

NTT DoCoMo, Inc.	3,209	4,976,678

Ono Pharmaceutical Company, Ltd.	500	23,305

Orix Corp.	15,190	4,031,942

Osaka Gas Company, Ltd.	668,000	2,459,001

Promise Company, Ltd.	250	11,184

Resona Holdings, Inc. * (a)	1,870	5,895,786

Ricoh Company, Ltd.	244,000	4,792,467

SANKYO Company, Ltd.	200	10,822

Sapporo Hokuyo Holdings, Inc.	4	43,969

Seven & I Holdings Company, Ltd.	28,900	1,021,985

Shimizu Corp.	2,000	11,861

See notes to financial statements

International Core Fund

15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Japan (continued)

Shinko Electric Industries Company, Ltd.	37,100	$1,078,020

Shinko Securities Company, Ltd.	182,000	736,654

Showa Shell Sekiyu K.K.	48,400	540,688

Sojitz Holdings Corp. *	6,200	21,872

Sony Corp.	57,300	2,480,372

Sumitomo Chemical Company, Ltd.	160,000	1,259,767

Sumitomo Corp.	214,000	2,893,937

Sumitomo Light Metal Industries, Ltd.	202,000	444,088

Sumitomo Metal Industries, Ltd.	233,000	958,962

Sumitomo Metal Mining Company, Ltd.	185,000	2,608,964

Sumitomo Mitsui Financial Group, Inc.	102	1,147,288

Sumitomo Realty & Development Company, Ltd.	111,000	3,272,634

Sumitomo Trust & Banking Company, Ltd.	175,000	1,865,494

TAIHEIYO CEMENT CORP.	225,000	847,429

Taisho Pharmaceuticals Company, Ltd.	42,000	821,354

Takashimaya Company, Ltd.	53,000	668,399

Takeda Pharmaceutical Company, Ltd.	299,700	19,842,947

Teijin, Ltd.	1,000	5,368

Terumo Corp.	200	7,499

The Japan Steel Works, Ltd.	84,000	596,242

The Tokyo Electric Power Company, Ltd.	47,900	1,367,347

Toho Zinc Company, Ltd. *	89,000	691,645

Tohoku Electric Power Company, Inc.	73,700	1,670,504

Tokyo Electron, Ltd.	25,700	1,690,631

Tokyo Gas Company, Ltd.	437,000	2,327,340

Tokyo Seimitsu Company, Ltd.	13,400	647,420

TonenGeneral Sekiyu K.K.	113,000	1,020,664

Toray Industries, Inc.	195,000	1,555,281

Toshiba Corp.	202,000	1,438,984

Toyo Tire & Rubber Company, Ltd.	50,000	221,550

Toyota Motor Corp.	262,200	14,232,150

Ube Industries, Ltd.	39,000	106,676

Yamada Denki Company, Ltd.	5,610	602,326

YASKAWA Electric Corp.	88,000	1,014,563
Netherland Antilles 0.24%		2,489,463

GHV Split Vermoege *	98	125

Mittal Steel Company NV *	74,700	2,489,338
Netherlands 8.96%		94,151,785

ABN AMRO Holdings NV	556,429	15,844,931

Aegon NV	442,782	7,896,019

Akzo Nobel NV	36,282	2,086,762

Buhrmann NV	63,376	861,003

Corio NV	2,542	170,885

CSM NV	28,997	884,331

DSM NV	32,394	1,279,668

See notes to financial statements

International Core Fund

16

F I N A N C I A L  S T A T E M E N T S

Issuer		Shares	Value
Netherlands (continued)

Euronext NV		24,121	$2,166,147

Hagemeyer N.V. *		177,015	894,463

Heineken Holding NV		26,318	1,054,460

Heineken NV (a)		112,213	5,197,891

ING Groep NV		574,726	24,813,616

Koninklijke Ahold NV *		138,861	1,330,508

Oce-Van Der Grinten NV		34,453	597,203

Reed Elsevier NV		170,176	2,725,575

Royal Dutch Shell PLC, A Shares	GBP	122,232	4,231,790

Royal Dutch Shell PLC, A Shares	NLG	304,451	10,511,767

Royal Dutch Shell PLC, B Shares	GBP	201,349	7,200,707

Stork N.V. *		11,161	549,549

TNT Post Group NV		55,700	2,091,312

Vedior NV		62,236	1,149,647

Wereldhave NV		5,849	613,551
Norway 0.45%			4,763,671

Norsk Hydro ASA		123,400	3,181,821

Statoil ASA		58,650	1,581,850
Singapore 1.01%			10,577,225

Ascendas Real Estate Investment Trust *		212,000	277,582

CapitaLand, Ltd. *		406,000	1,228,348

ComfortDelGro Corp., Ltd.		8,000	7,627

Cosco Corp. Singapore, Ltd.		845,000	821,744

DBS Group Holdings, Ltd.		307,000	3,512,363

Keppel Corp., Ltd.		35,000	333,693

Keppel Land, Ltd.		218,000	615,216

K-REIT Asia *		44,000	41,391

MobileOne, Ltd.		6,000	7,780

Neptune Orient Lines, Ltd.		362,000	444,073

SembCorp Industries, Ltd.		369,000	816,195

SembCorp Marine, Ltd.		103,000	226,518

Singapore Press Holdings, Ltd.		2,000	5,059

Singapore Technologies Engineering, Ltd.		176,000	326,651

Singapore Telecommunications, Ltd., ADR *		728,650	1,153,206

StarHub Ltd.		496,000	759,779
Spain 1.21%			12,706,113

ACS Actividades SA		13,764	616,442

Fomento de Construcciones SA		13,034	1,015,431

Gas Natural SDG SA		37,098	1,240,068

Iberdrola SA		111,706	4,141,239

Repsol SA		198,316	5,692,933

See notes to financial statements

International Core Fund

17

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Sweden 1.47%		$15,467,933

Alfa Laval AB	18,800	621,486

Atlas Copco AB, Series A	80,400	2,069,677

Boliden AB	83,900	1,574,956

Electrolux AB, Series B	123,700	1,912,297

Nordea Bank AB	58,700	737,305

Sandvik AB	128,800	1,408,908

Skandinaviska Enskilda Banken AB, Series A	68,400	1,770,211

Svenska Cellulosa AB, Series B	32,900	1,410,019

Svenska Handelsbanken AB, Series A	36,200	944,361

Tele2 AB, Series B	138,100	1,367,676

Teliasonera AB	267,000	1,651,037
Switzerland 5.05%		53,051,034

ABB, Ltd.	491,931	6,519,471

Compagnie Financiere Richemont AG, Series A	36,926	1,753,963

Credit Suisse Group AG	36,298	2,019,825

Logitech International SA *	250	5,390

Nestle SA	15,733	5,397,578

Novartis AG	36,142	2,058,017

Roche Holdings AG	55	10,668

Roche Holdings AG	51,399	9,453,216

Serono AG, Series B	1,390	966,702

Swiss Life Holding *	2,777	670,221

Swiss Re	39,958	3,041,304

Swisscom AG	60	20,074

UBS AG *	164,869	9,307,875

Unaxis Holding AG *	1,967	578,764

Zurich Financial Services AG	49,471	11,247,966
United Kingdom 21.96%		230,741,950

Aegis Group PLC	6,738	16,374

Alliance & Leicester PLC	88,801	1,733,137

Anglo American PLC	304,432	13,157,290

ARM Holdings PLC	2,123	4,796

Arriva PLC	65,091	736,725

AstraZeneca Group PLC	373,221	24,167,038

Aviva PLC	223,804	3,141,897

BAE Systems PLC	186,595	1,315,092

Barclays PLC	144,419	1,806,292

Barratt Developments PLC	153,112	2,893,643

BBA Group PLC	178,712	905,980

Berkeley Group Holdings PLC *	21,501	524,342

BG Group PLC	469,168	6,126,843

BHP Billiton PLC	89,286	1,700,142

Boots Group PLC	203,293	2,981,567

British American Tobacco Australasia, Ltd.	103,238	2,827,938

BT Group PLC	2,032,431	9,530,168

See notes to financial statements

International Core Fund

18

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
United Kingdom (continued)

Bunzl PLC	1,183	$14,684

Burberry Group PLC	1,096	9,976

Cable & Wireless PLC	646,614	1,509,852

Cadbury Schweppes PLC	285,771	3,038,770

Centrica PLC	931,410	5,226,738

Cobham PLC	422,715	1,381,059

Compass Group PLC	361,578	1,755,640

CSR PLC *	43,366	966,818

Dixons Group PLC	735,445	2,867,952

EMI Group PLC	208,500	1,061,948

George Wimpey PLC	354,889	3,382,191

GKN PLC	3,014	17,487

GlaxoSmithKline PLC	1,065,033	30,146,285

GUS PLC	171,689	3,185,940

Hanson PLC	130,029	1,637,442

HBOS PLC	375,165	7,157,989

IMI PLC	101,079	972,444

Imperial Chemical Industries PLC	259,624	1,838,431

Imperial Tobacco Group PLC	212,379	7,312,367

Invensys PLC *	2,646	10,219

J Sainsbury PLC	349,908	2,372,910

Johnson Matthey PLC	30,786	773,613

Kingfisher PLC	476,817	2,140,580

Ladbrokes PLC	124,216	903,219

Lloyds TSB Group PLC	308,606	3,061,445

Man Group PLC	312,015	2,506,184

Marks & Spencer Group PLC	309,618	3,489,654

Next Group PLC	95,494	3,028,165

Northern Rock	37,616	797,839

Rank Group PLC	139,455	566,369

Rio Tinto PLC	359,511	18,170,695

Rolls-Royce Group PLC *	79,499	659,728

Royal & Sun Alliance PLC	1,090,447	2,872,911

Royal Bank of Scotland Group PLC	477,148	16,174,416

Scottish & Newcastle PLC	120,210	1,258,826

Scottish Power PLC *	215,876	2,548,085

Severn Trent PLC	111	2,777

Smiths News PLC *	2,121	19,165

Standard Chartered PLC	38,429	961,286

Tate & Lyle PLC	118,508	1,651,289

Taylor Woodrow PLC	488,058	3,184,442

Tomkins PLC	329,133	1,781,236

United Utilities PLC	138,889	1,813,745

Vodafone Group PLC *	4,278,878	9,258,680

Wolseley PLC	30,402	662,179

Xstrata PLC	67,306	3,019,016

See notes to financial statements

International Core Fund

19

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Preferred stocks 0.40%		$4,161,114
(Cost $2,990,637)
Germany 0.22%		2,314,696

Bayerische Motoren Werke (BMW) AG	9,672	491,080

Henkel KGaA-Vorzug, Non-Voting	8,226	1,049,049

RWE AG, Non-Voting	89	7,346

Volkswagen AG, Non-Voting	13,526	767,221
Italy 0.18%		1,846,418

IFI-Istituto Finanziario Industriale SPA *	22,785	545,062

Unipol SpA	431,508	1,301,356

Issuer	Shares	Value

Warrants 0.00%		$152
(Cost $141)
Switzerland 0.00%		152

Swisscom AG (Expiration Date 09/13/06, strike price CHF$450.00)	60	152

	Principal
Issuer, description	amount	Value

Short term investments 3.68%		$38,712,988
(Cost $38,712,988)

State Street Navigator Securities Lending Prime Portfolio (c)	$38,712,988	38,712,988

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 1.94%		$20,392,000
(Cost $20,392,000)

Repurchase Agreement with State Street Corp. dated 8/31/2006 at 3.95% to be repurchased at $20,394,237 on 9/1/2006,
collateralized by $20,725,000 Federal Home Loan Mortgage Corp.,
2.75% due 12/28/2006 (valued at $20,802,719, including interest) (c)	$20,392,000	$20,392,000

Total investments (Cost $951,477,699) 103.07%		$1,082,951,427

Liabilities in excess of other assets (3.07)%		(32,292,210)

Total net assets 100.00%		$1,050,659,217

CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound
NLG	Netherlands Guilder
USD	US Dollar
ADR	American Depository Receipt

* Non-income producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank.

See notes to financial statements

International Core Fund

20

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $931,085,699) including
$36,810,845 of Securities loaned	$1,062,559,427
Repurchase agreements, at value (Cost $20,392,000)	20,392,000
Cash	5,350,565
Foreign cash, at value (cost $231,001)	231,122
Receivable for investments sold	66,789
Receivable for shares sold	1,952,460
Receivable for forward foreign currency exchange contracts	209,317
Dividends and interest receivable	72,243
Receivable for futures variation margin	231,613
Other assets	16,017
Total assets	1,091,081,553

Liabilities

Payable upon return of securities loaned (Note 2)	38,712,988
Payable for forward foreign currency exchange contracts	1,604,740
Payable to affiliates
Fund administration fees	240
Service fees	56
Other payables and accrued expenses	104,312
Total liabilities	40,422,336

Net assets

Capital paid-in	919,491,429
Accumulated undistributed net realized gain on investments, foreign
currency and forward foreign currency contracts	583,072
Unrealized appreciation on investments, futures contracts, foreign currency
and forward foreign currency contracts	130,276,274
Undistributed net investment income	308,442
Net assets	$1,050,659,217

See notes to financial statements

International Core Fund

21

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 8-31-06 (unaudited)

Net asset value per share
Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($20,187,280 ÷ 513,231 shares)	$39.33
Class B ($202,352 ÷ 5,151 shares)	$39.28
Class C ($968,537 ÷ 24,652 shares)	$39.29
Class I ($121,560 ÷ 3,088 shares)	$39.37[a]
Class R ($109,431 ÷ 2,784 shares)	$39.31
Class NAV ($1,029,070,057 ÷ 26,136,542 shares)	$39.37

Maximum offering price per share
Class A [b] ($39.33 ÷ 95%)	$41.40

a Net assets and shares outstanding have been rounded for presentation purpose. The net asset value is as reported on August 31, 2006.

b On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

International Core Fund

22

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 8-31-06 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $54,087)	$423,504
Interest	15,322
Total investment income	438,826

Expenses

Investment management fees (Note 3)	127,738
Transfer agent fees (Note 3)	23,623
Distribution and service fees (Note 3)	13,323
Fund administration fees (Note 3)	240
Audit and legal fees	65,419
Custodian fees	64,104
Blue sky fees (Note 3)	20,405
Printing and postage fees (Note 3)	17,219
Registration and filing fees	6,091
Trustees’ fees (Note 3)	3,897
Miscellaneous	5,428
Total expenses	347,487
Less expense reductions (Note 3)	(172,672)
Net expenses	174,815
Net investment income	264,011

Realized and unrealized gain (loss)

Net realized gain on
Investments	574,215
Foreign currency transactions	49,530
Change in net unrealized appreciation (depreciation) of
Investments	6,982,442
Futures contracts	197,587
Translation of assets and liabilities in foreign currencies	(1,401,523)
Net realized and unrealized gain	6,402,251
Increase in net assets from operations	$6,666,262

See notes to financial statements

International Core Fund

23

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period
	endeda	endedb
	2-28-06	8-31-06

Increase (decrease) in net assets
From operations
Net investment income	$86,760	$264,011
Net realized gain	52,057	623,745
Change in net unrealized appreciation (depreciation)	1,556,207	5,778,506
Increase (decrease) in net assets resulting from operations	1,695,024	6,666,262
From Fund share transactions	15,078,711	1,027,219,220

Net assets
Beginning of period	—	$16,773,735
End of period[c]	$16,773,735	$1,050,659,217

a Period from 9-15-05 (commencement of operations) to 2-28-06.

b Semiannual period from 3-1-06 through 8-31-06. Unaudited.

c Includes undistributed net investment income of $86,760 and $308,442, respectively.

d Conversion amount from John Hancock Funds II International Stock.

See notes to financial statements

International Core Fund

24

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-06[d]	8-31-06[c,t,s]

Per share operating performance
Net asset value, beginning of period	$32.60	$36.26
Net investment income[h]	0.19	0.60
Net realized and unrealized
gain on investments	3.47	2.47
Total from investment operations	3.66	3.07
Net asset value, end of period	$36.26	$39.33
Total return (%)	11.23[m]	8.15[l,m,y]

Ratios and supplemental data
Net assets, end of period
(in millions)	$17	$20
Ratio of net expenses to average
net assets (%)	0.55[r]	1.47[r]
Ratio of gross expenses to average
net assets (%)	2.22[r]	3.55[r]
Ratio of net investment income
to average net assets (%)	1.23[r]	3.72[r]
Portfolio turnover (%)	22[m]	—[m,x]

See notes to financial statements

International Core Fund

25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-06[a,c]

Per share operating performance
Net asset value, beginning of period	$35.92
Net investment income[h]	0.04
Net realized and unrealized
gain on investments	3.32
Total from investment operations	3.36
Net asset value, end of period	$39.28
Total return (%)	9.38[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[n]
Ratio of net expenses to average
net assets (%)	2.41[r]
Ratio of gross expenses to average
net assets (%)	16.45[r]
Ratio of net investment income
to average net assets (%)	0.51[r]
Portfolio turnover (%)	—[m,x]

See notes to financial statements

International Core Fund

26

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-06[a,c]

Per share operating performance
Net asset value, beginning of period	$35.92
Net investment income[h]	0.07
Net realized and unrealized
gain on investments	3.30
Total from investment operations	3.37
Net asset value, end of period	$39.29
Total return (%)	9.41[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1
Ratio of net expenses to average
net assets (%)	2.41[r]
Ratio of gross expenses to average
net assets (%)	7.22[r]
Ratio of net investment income
to average net assets (%)	0.85[r]
Portfolio turnover (%)	—[m,x]

See notes to financial statements

International Core Fund

27

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	8-31-06[a,c]

Per share operating performance
Net asset value, beginning of period	$35.92
Net investment income[h]	0.13
Net realized and unrealized
gain on investments	3.32
Total from investment operations	3.45
Net asset value, end of period	$39.37
Total return (%)	9.63[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[n]
Ratio of net expenses to average
net assets (%)	1.21[r]
Ratio of gross expenses to average
net assets (%)	17.89[r]
Ratio of net investment income
to average net assets (%)	1.60[r]
Portfolio turnover (%)	—[m,x]

See notes to financial statements

International Core Fund

28

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	8-31-06[a,c]

Per share operating performance
Net asset value, beginning of period	$35.92
Net investment income[h]	0.07
Net realized and unrealized
gain on investments	3.32
Total from investment operations	3.39
Net asset value, end of period	$39.31
Total return (%)	9.44[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[n]
Ratio of net expenses to average
net assets (%)	1.95[r]
Ratio of gross expenses to average
net assets (%)	20.34[r]
Ratio of net investment income
to average net assets (%)	0.84[r]
Portfolio turnover (%)	—[m,x]

See notes to financial statements

International Core Fund

29

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV

Period ended	8-31-06[b,c]

Per share operating performance
Net asset value, beginning of period	$39.18
Net investment loss[h]	—[j]
Net realized and unrealized
gain on investments	0.19
Total from investment operations	0.19
Net asset value, end of period	$39.37
Total return (%)	0.51[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1,029
Ratio of net expenses to average
net assets (%)	1.09[r]
Ratio of net investment loss
to average net assets (%)	(0.27)[r]
Portfolio turnover (%)	—[m,x]

a Class B, Class C, Class I and Class R shares began operations on 6-12-06.

b Class NAV shares began operations on 8-29-06.

c Unaudited.

d Class A shares began operations on 9-16-05.

 h Based on the average of the shares outstanding.

j Net investment loss is less than $0.01 per share.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

 n Less than $500,000.

r Annualized.

s Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the “Predecessor Fund”) became owners of an equal number of full and fractional Class A shares of the John Hancock International Core Fund. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

t Semiannual period from 3-1-06 through 8-31-06. Unaudited.

x Portfolio turnover less than 1.00% .

y Class A total return linked back to the Predecessor Fund.

See notes to financial statements

International Core Fund

30

Notes to financial statements (unaudited)

1. Organization

John Hancock International Core Fund (the “Fund”) is a newly organized diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”) is the Adviser to the Trust. John Hancock Fund, LLC (the “Distributor”), a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter and is a wholly owned subsidiary of the Adviser.

Class NAV shares are sold to the Lifestyle Portfolios, which are other funds of John Hancock Trust and John Hancock Fund II, and to certain institutional investors.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends  and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Adviser and other subsidiaries of John Hancock USA owned 2,784 Class A shares, 2,784 Class B shares, 2,784 Class C shares, 2,784 Class I shares and 2,784 Class R shares of beneficial interest of the Fund on August 31, 2006.

The Fund is the accounting and performance successor to the GMO International Disciplined Equity Fund (the “Predecessor Fund”), a diversified open-end management investment company organized as a Massachusetts corporation. On June 12, 2006, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern

International Core Fund

31

time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign  securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A “significant market event” may be a certain percentage change in the value of an index or of certain exchange traded funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee, where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be

International Core Fund

32

maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency transactions

The accounting records of the Fund is maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which the Fund invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares

International Core Fund

33

based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

There were no written options for the period ended August 31, 2006.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of each Fund’s total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of the Fund’s securities will only be made to firms deemed by the subadvisers to be creditworthy. The Fund receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. At August 31, 2006, the Fund loaned securities having a  market value of $36,810,845 collateralized by securities in the amount of $38,712,988.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

International Core Fund

34

The following is a summary of open futures contracts on August 31, 2006:
				UNREALIZED
	NUMBER OF			APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	(DEPRECIATION)

CAC 40 10 Euro Index	43	Short	Sep 2006	$1,525
DAX Index	171	Long	Sep 2006	26,193
EOE Dutch Stock Index	12	Short	Sep 2006	549
FTSE 100 Index	2	Long	Sep 2006	1,420
FTSE 100 Index	152	Short	Sep 2006	(25,118)
Hang Seng Stock Index	2	Short	Sep 2006	(4,154)
IBEX 35 Index	6	Short	Sep 2006	414
MSCI Singapore Stock Index	167	Long	Sep 2006	64,853
OMX 30 Stockholm Stock Index	35	Short	Sep 2006	(2,551)
S&P/MIB 30 Index	4	Short	Sep 2006	(4,576)
S&P/Toronto Stock Exchange
60 Index	148	Short	Sep 2006	18,052
SPI 200 Index	62	Short	Sep 2006	(61,907)
TOPIX Index	112	Long	Sep 2006	182,887
				$197,587

The Fund had no open swap contracts on August 31, 2006.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At August 31, 2006, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currencies at future dates. Open forward foreign currency contracts on August 31, 2006 were as follows:

35 International Core Fund

			UNREALIZED
CURRENCY	PRINCIPAL AMOUNT		APPRECIATION
BUYS	COVERED BY CONTRACT	SETTLEMENT DATE	(DEPRECIATION)

Euro	335,000	Nov 2006	$2,758
Japanese Yen	823,575,839	Nov 2006	(64,191)
Japanese Yen	1,647,151,678	Nov 2006	(126,376)
Japanese Yen	823,575,839	Nov 2006	(66,372)
Japanese Yen	849,672,836	Nov 2006	(69,340)
Japanese Yen	823,575,839	Nov 2006	(58,837)
Japanese Yen	823,575,839	Nov 2006	(48,501)
Japanese Yen	823,575,839	Nov 2006	(51,182)
Norwegian Krone	21,747,312	Nov 2006	(28,723)
Norwegian Krone	43,494,624	Nov 2006	(50,775)
Norwegian Krone	21,747,312	Nov 2006	(30,414)
Norwegian Krone	21,747,313	Nov 2006	(31,150)
Norwegian Krone	21,747,312	Nov 2006	(25,945)
Norwegian Krone	21,747,312	Nov 2006	(27,113)
Norwegian Krone	21,747,312	Nov 2006	(23,855)
Swedish Krona	35,742,507	Nov 2006	(42,205)
Swedish Krona	71,485,014	Nov 2006	(98,036)
Swedish Krona	35,742,507	Nov 2006	(45,485)
Swedish Krona	35,742,510	Nov 2006	(47,035)
Swedish Krona	35,742,507	Nov 2006	(44,011)
Swedish Krona	35,742,507	Nov 2006	(45,477)
Swedish Krona	35,742,507	Nov 2006	(46,103)
Swiss Franc	10,671,882	Nov 2006	(15,883)
Swiss Franc	21,343,764	Nov 2006	3,137
Swiss Franc	10,671,882	Nov 2006	(27,954)
Swiss Franc	10,671,882	Nov 2006	(22,036)
Swiss Franc	10,671,882	Nov 2006	(6,616)
Swiss Franc	10,671,882	Nov 2006	(6,666)
Swiss Franc	10,671,882	Nov 2006	(5,295)
			($1,149,681)

36 International Core Fund

			UNREALIZED
CURRENCY	PRINCIPAL AMOUNT		APPRECIATION
SELLS	COVERED BY CONTRACT	SETTLEMENT DATE	(DEPRECIATION)

Australian Dollar	2,117,473	Nov 2006	($107)
Australian Dollar	4,235,136	Nov 2006	(26)
Australian Dollar	2,117,318	Nov 2006	(263)
Australian Dollar	2,115,933	Nov 2006	(1,650)
Australian Dollar	2,116,214	Nov 2006	(1,367)
Australian Dollar	2,115,852	Nov 2006	(1,728)
Australian Dollar	2,114,985	Nov 2006	(2,596)
Canadian Dollar	472,175	Nov 2006	(3,997)
Canadian Dollar	945,291	Nov 2006	(7,054)
Canadian Dollar	472,560	Nov 2006	(3,612)
Canadian Dollar	471,800	Nov 2006	(4,372)
Canadian Dollar	472,726	Nov 2006	(3,447)
Canadian Dollar	472,561	Nov 2006	(3,612)
Canadian Dollar	472,300	Nov 2006	(3,873)
Danish Kroner	370,697	Nov 2006	478
Danish Kroner	741,254	Nov 2006	816
Danish Kroner	370,827	Nov 2006	608
Danish Kroner	370,955	Nov 2006	736
Danish Kroner	370,763	Nov 2006	544
Danish Kroner	370,723	Nov 2006	504
Danish Kroner	370,616	Nov 2006	397
Euro	9,347,514	Nov 2006	11,677
Euro	18,705,675	Nov 2006	34,000
Euro	9,357,812	Nov 2006	21,976
Euro	13,520,930	Nov 2006	27,965
Euro	9,353,527	Nov 2006	17,691
Euro	9,352,547	Nov 2006	16,710
Euro	9,351,138	Nov 2006	15,301
Hong Kong Dollar	421,306	Nov 2006	179
Hong Kong Dollar	842,553	Nov 2006	297
Hong Kong Dollar	421,182	Nov 2006	54
Hong Kong Dollar	421,258	Nov 2006	130
Hong Kong Dollar	421,241	Nov 2006	113
Hong Kong Dollar	421,255	Nov 2006	127
Hong Kong Dollar	421,242	Nov 2006	114
Japanese Yen	5,518,988	Nov 2006	51,124
Pound Sterling	6,769,069	Nov 2006	(43,807)
Pound Sterling	13,520,609	Nov 2006	(105,145)
Pound Sterling	6,767,721	Nov 2006	(45,155)
Pound Sterling	14,083,953	Nov 2006	(74,053)
Pound Sterling	6,768,758	Nov 2006	(44,118)
Pound Sterling	6,764,826	Nov 2006	(48,050)
Pound Sterling	6,761,743	Nov 2006	(51,133)
Swiss Franc	1,761,120	Nov 2006	1,882
			($245,742)

37 International Core Fund

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and
other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; and (c) 0.88% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. Aggregate net assets include the net assets of the Fund and International Core Trust, a series of John Hancock Trust and International Stock Fund, a series of John Hancock Funds II. John Hancock Trust and John Hancock Funds II are open-end investment companies advised by the Adviser and distributed by the Distributor. The Fund is not responsible for payment of the subadvisory fees.

Prior to June 12, 2006, the Predecessor Fund paid a monthly management fee to its investment adviser, Grantham, Mayo, Van Otterloo & Co. LLC, at an annual rate of 0.40% of the Predecessor Fund’s average daily net assets.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by

38 International Core Fund

which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indem-nification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.70% for Class A, 2.40% for Class B, 2.40% for Class C, 1.20% for Class I and 1.70% for Class R. Accordingly, the expense reductions related to this expense limitation amounted to $154,747, $4,268, $5,252, $4,182 and $4,223 for Class A, Class B, Class C, Class I and Class R, respectively, for the period ended August 31, 2006. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plan

The Trust has a Distribution Agreement with the Distributor, a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could  occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Prior to June 12, 2006, Funds Distributor, Inc. served as the Predecessor Fund’s principal underwriter and was compensated at an annual rate of 0.15% of the Predecessor Fund’s average daily net asset value.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2006, the Fund was informed that the Distributor received net up-front sales charges of $7,954 with regard to sales of Class A shares. Of this amount, $1,280 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,672 was paid as sales commissions to unrelated broker-dealers and $2 was paid as sales commissions to sales personnel of Signator Investors, Inc., a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2006, CDSCs received by the Distributor amounted to $1 for Class B shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of

39 International Core Fund

each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R share average daily net assets. This agreement is effective  until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fees reductions for Class A, Class B, Class C, Class I and Class R shares, respectively, during the period ended August 31, 2006. Prior to June 12, 2006, Investors Bank & Trust Company served as the Predecessor Fund’s transfer agent and Brown Brothers Harriman & Co. served as fund accountant.

Expenses under the agreements described above for the period ended August 31, 2006 were as follows:

	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$11,756	$23,123	$4,274	$16,989
Class B	304	91	4,032	40
Class C	1,092	328	4,035	121
Class I	—	12	4,032	36
Class R	171	69	4,032	33
Class NAV	—	—	—	—
Total	$13,323	$23,623	$20,405	$17,219

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Bank & Trust Company. Borrowings  will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2006, there was no borrowings under the line of credit.

40 International Core Fund

6. Capital shares

Share activities for the Fund for the period ended August 31, 2006 were as follows:

	Period ended 2-28-06[a]		Period ended 8-31-06
	Shares	Amount	Shares	Amount

Class A shares
Sold	462,581	$15,078,711	53,557	$1,942,659
Repurchased	—	—	(2,907)	(112,348)
Reclassification of capital accounts —		135,059	—	—
Net increase	462,581	$15,213,770	50,650	$1,830,311[b]

Class B shares
Sold	—	—	5,932	$219,907
Repurchased	—	—	(781)	(28,478)
Net increase	—	—	5,151	$191,429[c]

Class C shares
Sold	—	—	24,652	$929,051
Net increase	—	—	24,652	$929,051[c]

Class I shares
Sold	—	—	3,088	$111,000
Net increase	—	—	3,088	$111,000[c]

Class R shares
Sold	—	—	2,784	$100,000
Net increase	—	—	2,784	$100,000[c]

Class NAV shares
Issued in reorganization	—	—	26,136,542	$1,024,057,429
Net increase	—	—	26,136,542	$1,024,057,429[d]

Net Increase	462,581	$15,213,770	26,222,867	$1,027,219,220

aPeriod from 9-16-05 (commencement of operations) to 2-28-06.

bSemiannual period from 3-1-06 through 8-31-06. Unaudited.

cPeriod from 6-12-06 (commencement of operations) to 8-31-06. Unaudited.

dPeriod from 8-29-06 (commencement of operations) to 8-31-06. Unaudited.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2006, aggregated $893,658,653 and $1,492,047, respectively.

The cost of investments owned on August 31, 2006, including short-term investments, for federal income tax purposes, was $952,206,165. Gross unrealized appreciation and depreciation of investments aggregated $140,923,209 and $10,177,947, respectively, resulting in net unrealized appreciation of $130,745,262. The difference between book basis and tax basis  net unrealized appreciation of investments is attributable to John Hancock Life Insurance Company’s election under the Internal Revenue Service Reg.1.337(d) -(7)(c)(1) to recognize the net unrealized gain on the securities contributed to the fund on the reorganization date (see Note 10 Reorganization).

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized

41 International Core Fund

gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for futures and options transactions, foreign currency transactions, paydowns, market discount on debt securities, losses deferred with respect to wash sales, investments in passive foreign investment companies, equalization debits and excise tax regulations.

9. Acquisition

On June 12, 2006, the Fund acquired substantially all of the assets and liabilities of the Predecessor Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 462,581 Class A shares of the Fund for the net assets of the former Predecessor Fund, which amounted to $16,617,195, including $884,271 of unrealized appreciation, after the close of business on June 9, 2006. Accounting and performance history of the former Predecessor Fund was redesignated as that of Class A of the Fund.

10. Reorganization

On August 29, 2006, the Board of Trustees of John Hancock International Stock Fund Class NAV (the “International Stock Fund Class NAV”) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the International Stock Fund Class NAV in exchange for the Class NAV of the Fund. The acquisition was accounted for as a tax-free exchange of 26,136,542 of the Class NAV shares of the Fund for the net assets of the International Stock Fund Class NAV, which amounted to $1,025,518,808, including the total of $122,941,561 on unrealized depreciation, after the close of business on August 29, 2006.

42 International Core Fund

Evaluation of Advisory and Subadvisory
Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and sub-advisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager-of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affili-ated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to sub-advisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated sub-advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although  economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”;

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subad-viser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Sub-advisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arms-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subad-visers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affili-ates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case  contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

International Core	See “Comments”.	Subadvisory fees	The Board noted
		for this Fund were	that the Fund
		higher than the peer	has a limited
		group median.	performance history.

Advisory fees for
this Fund were
lower than the peer
group median.

Total expenses for
this Fund were
higher than the peer
group median.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
James M. Oates, Chairman*	Chief Compliance Officer	John Hancock Funds, LLC
Charles L. Bardelis *	Gordon M. Shone	601 Congress Street
James R. Boyle†	Treasurer	Boston, MA 02210-2805
Peter S. Burgess *	John G. Vrysen
Elizabeth G. Cook	Chief Financial Officer	Custodian
William H. Cunningham		State Street Bank & Trust Co.
Charles L. Ladner*		2 Avenue de Lafayette
Hassell H. McClellan	Investment adviser	Boston, MA 02111
*Members of the Audit Committee	John Hancock Investment
†Non-Independent Trustee	Management Services, LLC	Transfer agent
	601 Congress Street	John Hancock Signature
	Boston, MA 02210-2805	Services, Inc.
Officers		1 John Hancock Way,
Keith F. Hartstein	Subadviser	Suite 1000
President and	Grantham, Mayo,	Boston, MA 02217-1000
Chief Executive Officer	Van Otterloo & Co. LLC
Thomas M. Kinzler	40 Rowes Wharf	Legal counsel
Secretary and	Boston, MA 02110	Kirkpatrick & Lockhart
Chief Legal Officer		Nicholson Graham LLP
1 Lincoln Street
Boston, MA 02111-2950

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 (EASI-Line)

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Core Fund.

660SA 8/06
10/06

John Hancock

MUTUAL FUNDS

John Hancock

Growth Opportunities Fund

Semiannual Report

8.31.06

Managers’ report

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 21

For more information
page 44

CEO corner

To Our Shareholders,
The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice, or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site – www.jhfunds.com – and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital growth by, under normal circumstances, investing at least 80% of its assets in small- and mid-cap companies whose stocks are included in the Russell 2500 Index and in companies with total market capitalizations similar to those of companies with stocks in the Index.

Over the last six months

► Small-company stocks struggled amid uncertainty over the global economy, interest rates, inflation and geopolitical events.

► Technology stocks detracted most from the Fund’s absolute and relative returns.

► The Fund’s performance was aided by energy-related stocks.

Top 10 holdings

Terex Corp.	1.2%	Thor Industries, Inc.	0.9%

Memc Electronic Materials Inc.	1.2%	Health Net, Inc.	0.9%

Fastenal Company	1.1%	O'Reilly Automotive, Inc.	0.8%

Citrix Systems, Inc.	1.0%	Allegheny Technologies, Inc.	0.8%

Akamai Technologies, Inc.	0.9%	Reliance Steel & Aluminum Company	0.8%

As a percentage of net assets on August 31, 2006.

1

Managers’ report

John Hancock
Growth Opportunities Fund

Small-company growth stocks struggled during the six-month period that ended August 31, 2006, faltering in the initial months amid uncertainty over the global economy, interest rates, inflation and geopolitical events. In the spring, newly appointed Federal Reserve Board Chairman Ben Bernanke rattled investors by seeming to imply that inflation pressures were mounting and, as a result, interest rates would move higher than the market might previously have anticipated. Equity investors worried that the Fed might raise rates too much and trigger a recession. But beginning in mid-July, small-company growth stocks staged somewhat of a recovery that accelerated in early August when the Fed opted not to increase interest rates again for the first time in two years. Despite this rebound, small-company stocks significantly lagged their larger-company counterparts, and growth stocks overall trailed value stocks, as investors increasingly gravitated to less risky segments of the equity market.

Performance

For the six months that ended August 31, 2006, John Hancock Growth Opportunities Fund’s Class A shares returned –6.93% at net asset value. By comparison, the Russell 2500 Growth Index returned –4.65% and the average mid-cap growth fund returned –5.26% at net asset value, according to Morningstar, Inc.1 From their inception on June 12, 2006 through August 31, 2006, the Fund’s more recently issued Class B,

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE...AND WHAT’S BEHIND THE NUMBERS
Toll Brothers	▼	Housing market slump hurt luxury homebuilders
Citrix Systems	▼	Sold off following earnings announcement
Frontier Oil	▲	High oil prices helped boost earnings

Growth Opportunities Fund

2

Portfolio Managers, Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Sam Wilderman, Ed Choi, Donna Murphy, Chuck Joyce and Tara Oliver

Class C, Class I, Class R, and Class 1 shares returned –2.25%, –2.30%, –2.03%, –2.21% and –2.03%, respectively, at net asset value.

Strategy explained

Since the Fund is new, we are continuing to build our positions, using our time-tested investment process. Although many managers use a single methodology to select stocks, we use two independent disciplines to select stocks for the Fund: valuation and momentum. In keeping with the growth style of the Fund, more than half of the stocks in the Fund are considered “momentum” stocks, that is, stocks that are experiencing price appreciation and/or positive earnings revisions. This momentum typically follows a decline in share price. We’ve determined that stocks whose prices have declined for six months, then advanced for 12 months, will tend to continue rising for another 12 to 18 months. Price momentum enables portfolios to benefit from short-term swings in earnings and investor sentiment.

“In a period where small-cap
growth stocks as a group
suffered losses, we enjoyed a
few bright spots.”

The remaining stocks in this portfolio are bought based on valuation. We seek small- to mid-cap growth companies that are selling for less than their worth, with the expectation that they will remain profitable, eventually regain favor in the market and generate above-average returns. Although traditional measures of a stock’s cheapness, such as price-to-book (P/B) or price-to-earnings (P/E) ratios may help investors determine if a company’s stock price is low, such measures do not distinguish between high-quality and low-quality companies. We believe high-quality companies are worth a premium because they can sustain a competitive advantage and continue to grow over the long term.

Because momentum and valuation tools tend to perform differently across various market and economic cycles, the Fund’s combination of

Growth Opportunities Fund

3

the two disciplines results in greater diversification in the portfolio. Diversification may help to lower the Fund’s risk level. We also employ a number of other risk control techniques. We typically hold more than 300 common stocks, so that the Fund’s performance isn’t overly dependent on the fortunes of one or a handful of companies. Finally, we limit our holdings by economic sector and company size within the small-cap universe.

Leaders and laggards

Detracting most from the Fund’s absolute and relative returns during the six months ending August 31, 2006 was our exposure to technology stocks, many of which suffered towards the end of the period as investors sought to reduce risk in their portfolios. Several of our biggest individual detractors were technology issues which declined following earnings or profit announcements. Those among this group included information technology developer Citrix Systems, Inc., technology outsourcer Plexus Corp. and Tellabs, Inc. — a telecom equipment company. In addition, two of our health care picks, Omnicare, Inc. and Viropharma, negatively impacted returns during the period. Omnicare suffered after announcing declines in cash flow relating to a dispute with UnitedHealth Group and a large debt load stemming from acquisitions made in 2005. Drug developer Viropharma declined following a change in policy that the company said might hurt its ability to protect a top-selling antibiotic drug from generic competition.

SECTOR DISTRIBUTION[2]

Consumer cyclical	22%

Consumer
non-cyclical	17%

Industrial	15%

Technology	12%

Financial	6%

Energy	5%

Communications	4%

Basic materials	4%

Diversified	0.2%

Utilities	0.1%

In a period where small-cap growth stocks as a group suffered losses, we enjoyed a few bright spots. Overweighting energy-related companies — including Frontier Oil Corp. and Giant Industries, Inc. — worked in our favor, as they performed well amid strong prices for oil. Drink distributor Hansen Natural Corp. also performed well. The California-based company was helped by stronger sales.

Outlook

The summer stock market rally and the Fed’s decision to pause in its interest-rate-raising cycle after 17 consecutive quarter-point hikes since June 2004, appear to have provided investors with reasons for optimism. By the end of

Growth Opportunities Fund

4

the period, stocks overall seemed “priced for perfection,” with investors betting that economic growth would remain moderate and sustainable and that inflation will be contained. We believe this optimism is likely overblown and that the market is significantly underpricing risk. The investment landscape is always fraught with any number of risks, be it higher-than-expected inflation and interest rates, slower-than-expected economic growth or geopolitical events. But we believe that the economy and financial systems are so highly levered at the moment that even the smallest unfavorable development could result in a significant repricing of risk, meaning that riskier assets would underperform. Since we remain very wary of risk, we will continue to focus on high-quality companies that we believe can best weather a market and/or economic downturn.

“Since we remain very wary of risk,
we will continue to focus on high-
quality companies that we believe
can best weather a market and/or
economic downturn.”

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2006.

Growth Opportunities Fund

5

A look at performance

For the period ending August 31, 2006

		Cumulative total returns
		with maximum sales charge (POP)

	Inception	Since
Class	date	inception

A [1,2]	9-16-05	–3.82%

B	6-12-06	–7.14

C	6-12-06	–3.27

I [3]	6-12-06	–2.03

R [3]	6-12-06	–2.21

1 [3]	6-12-06	–2.03

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class 1, Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the “Predecessor Fund”) became owners of that number of full and fractional shares of John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of Class A of John Hancock Growth Opportunities Fund.

2 Performance linked to the Predecessor Fund.

3 For certain types of investors as described in the Fund’s Class I, Class R and Class 1 share prospectuses.

Growth Opportunities Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares1 for the period indicated. For comparison, we’ve shown the same investment in Russell 2500 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$9,775	$9,286	$10,011

C	6-12-06	9,770	9,673	10,011

I [2]	6-12-06	9,797	9,797	10,011

R2	6-12-06	9,779	9,779	10,011

1[2]	6-12-06	9,797	9,797	10,011

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R and Class 1 shares, respectively, as of August 31, 2006.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and which would have resulted in lower values if they did.

1 Performance linked to the Predecessor Fund.

2 For certain types of investors as described in the Fund’s Class I, Class R and Class 1 share prospectuses.

Growth Opportunities Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding Fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other Fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on the date indicated per class, with the same investment held until August 31, 2006.

	Account value	Ending value	Expenses paid during
	on 3-1-06	on 8-31-06	period ended 8-31-06 [1]

Class A	$1,000.00	$930.70	$4.57

	Account value	Ending value	Expenses paid during
	on 6-12-06	on 8-31-06	period ended 8-31-06 [1]

Class B	$1,000.00	$977.50	$4.88

Class C	1,000.00	977.00	4.87

Class I	1,000.00	979.70	2.49

Class R	1,000.00	977.90	4.10

Class 1	1,000.00	979.70	2.39

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Growth Opportunities Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annual return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on June 12, 2006, with the same investment held until August 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-06	on 8-31-06	period ended 8-31-06[1]

Class A	$1,000.00	$1,020.47	$4.79

	Account value	Ending value	Expenses paid during
	on 6-12-06	on 8-31-06	period ended 8-31-06 [1]

Class B	$1,000.00	$1,006.03	$4.95

Class C	1,000.00	1,006.03	4.95

Class I	1,000.00	1,008.44	2.53

Class R	1,000.00	1,006.82	4.16

Class 1	1,000.00	1,008.55	2.42

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.94%, 2.25%, 2.25%, 1.15%, 1.89% and 1.10% for Class A, Class B, Class C, Class I, Class R and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period/365 or 366 (to reflect the one-half year period).

Growth Opportunities Fund

9

Fund’s investments

F I N A N C I A L    S T A T E M E N T S

Securities owned by the Fund on 8-31-06. (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 86.06%		$2,557,748

(Cost $2,573,767)

Advertising 0.68%		20,370

Monster Worldwide, Inc. *	500	20,370

Aerospace 0.38%		11,267

Alliant Techsystems, Inc. *	100	7,649

Orbital Sciences Corp., Class A *	200	3,618

Air Freight 0.12%		3,495

ExpressJet Holdings, Inc. *	500	3,495

Air Travel 1.25%		37,299

Airtran Holdings, Inc. *	200	2,290

AMR Corp. *	600	12,390

Continental Airlines, Inc., Class B *	300	7,527

SkyWest, Inc.	100	2,417

US Airways Group, Inc. *	300	12,675

Apparel & Textiles 2.32%		68,823

Columbia Sportswear Company *	200	9,764

Deckers Outdoor Corp. *	100	4,101

Guess?, Inc. *	400	16,320

Joseph A. Bank Clothiers, Inc. *	25	598

K–Swiss, Inc., Class A	300	8,253

Liz Claiborne, Inc.	200	7,474

Oakley, Inc.	200	3,290

Oxford Industries, Inc.	100	4,108

The Gymboree Corp. *	200	6,710

Timberland Company, Class A *	200	5,682

Wolverine World Wide, Inc.	100	2,523

Auto Parts 0.91%		27,191

Keystone Automotive Industries, Inc. *	100	3,439

O’Reilly Automotive, Inc. *	800	23,752

Auto Services 0.19%		5,614

Copart, Inc. *	200	5,614

See notes to financial statements

Growth Opportunities Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Automobiles 0.15%		$4,530

Group 1 Automotive, Inc.	100	4,530

Banking 1.28%		38,203

Corus Bankshares, Inc.	200	4,362

Cullen Frost Bankers, Inc.	100	5,896

Digital Insight Corp. *	200	5,202

Flagstar Bancorp, Inc.	100	1,454

Hancock Holding Company	100	5,184

Investors Financial Services Corp.	100	4,636

Nara Bancorp, Inc.	100	1,850

TCF Financial Corp.	200	5,214

Wilmington Trust Corp.	100	4,405

Biotechnology 0.92%		27,390

Cephalon, Inc. *	100	5,702

Millipore Corp. *	100	6,418

Techne Corp. *	300	15,270

Broadcasting 0.08%		2,316

Sinclair Broadcast Group, Inc., Class A	300	2,316

Building Materials & Construction 0.70%		20,897

Eagle Materials, Inc.	300	10,755

Lennox International, Inc.	200	4,708

NCI Building Systems, Inc. *	100	5,434

Business Services 5.81%		172,586

Administaff, Inc.	200	6,910

Ceridian Corp. *	300	7,161

Corporate Executive Board Company	200	17,528

CSG Systems International, Inc. *	200	5,384

DST Systems, Inc. *	200	11,806

Equifax, Inc.	100	3,179

FactSet Research Systems, Inc.	400	17,640

Fair Isaac Corp.	200	7,002

Global Payments, Inc.	300	11,415

Informatica Corp. *	300	4,392

Insight Enterprises, Inc. *	100	1,801

Iron Mountain, Inc. *	300	12,297

Jacobs Engineering Group, Inc. *	100	8,709

Kendle International, Inc. *	100	2,642

Manpower, Inc.	300	17,733

MPS Group, Inc. *	300	4,218

Pre-Paid Legal Services, Inc.	200	7,512

Robert Half International, Inc.	600	18,564

Spherion Corp. *	400	2,988

TALX Corp.	150	3,705

See notes to financial statements

Growth Opportunities Fund

11

F I N A N C I A L    S T A T E M E N T S

Issuer	Shares	Value

Cable and Television 0.12%		$3,594

Time Warner Telecom, Inc., Class A *	200	3,594

Cellular Communications 0.78%		23,081

Brightpoint, Inc. *	860	14,310

Crown Castle International Corp. *	100	3,436

NII Holdings, Inc. *	100	5,335

Chemicals 0.45%		13,357

Airgas, Inc.	200	7,164

Newmarket Corp.	100	6,193

Coal 0.11%		3,275

Arch Coal, Inc.	100	3,275

Colleges & Universities 0.80%		23,657

Career Education Corp. *	200	3,830

ITT Educational Services, Inc. *	300	19,827

Commercial Services 0.50%		14,907

CB Richard Ellis Group, Inc. *	300	6,900

Cenveo, Inc. *	200	4,200

Pool Corp.	100	3,807

Computers & Business Equipment 2.47%		73,470

Brocade Communications Systems, Inc. *	500	3,100

CDW Corp.	100	5,830

Electronics for Imaging, Inc. *	200	4,608

Foundry Networks, Inc. *	500	6,085

Ingram Micro, Inc., Class A *	600	10,800

Intergraph Corp. *	200	7,472

Komag, Inc. *	100	3,596

National Instruments Corp.	100	2,776

Plexus Corp. *	400	7,928

Sybase, Inc. *	200	4,614

Sykes Enterprises, Inc. *	200	4,022

Tech Data Corp. *	100	3,489

Western Digital Corp. *	500	9,150

Construction & Mining Equipment 0.17%		5,163

Bucyrus International, Inc., Class A	100	5,163

Construction Materials 2.09%		62,049

Columbus McKinnon Corp. *	200	3,698

Florida Rock Industries, Inc.	200	7,438

Granite Construction, Inc.	100	5,365

JLG Industries, Inc.	500	8,730

Martin Marietta Materials, Inc.	200	16,472

Simpson Manufacturing, Inc.	200	5,270

Universal Forest Products, Inc.	100	4,876

USG Corp. *	200	10,200

See notes to financial statements

Growth Opportunities Fund

12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Containers & Glass 0.18%		$5,346

Pactiv Corp. *	200	5,346

Cosmetics & Toiletries 0.21%		6,316

Estee Lauder Companies, Inc., Class A	100	3,686

Playtex Products, Inc. *	200	2,630

Crude Petroleum & Natural Gas 0.43%		12,765

Cabot Oil & Gas Corp., Class A	100	5,106

Helmerich & Payne, Inc.	100	2,453

Patterson-UTI Energy, Inc.	100	2,740

Vaalco Energy, Inc. *	300	2,466

Domestic Oil 1.38%		40,960

Frontier Oil Corp.	300	9,810

Giant Industries, Inc. *	100	8,170

Helix Energy Solutions Group, Inc. *	100	3,846

Holly Corp.	100	4,582

Oil States International, Inc. *	200	6,392

St. Mary Land & Exploration Company	200	8,160

Drugs & Health Care 0.93%		27,688

Abaxis, Inc. *	200	4,804

ALPHARMA Inc., Class A	200	4,188

CNS, Inc.	200	5,640

Mentor Corp.	100	4,854

Meridian Bioscience, Inc.	200	4,772

OraSure Technologies, Inc. *	500	3,430

Electrical Equipment 2.52%		74,819

Anaren, Inc. *	200	4,512

Encore Wire Corp. *	300	11,268

General Cable Corp. *	200	7,706

Greatbatch, Inc. *	200	4,892

Lamson & Sessions Company *	200	5,054

Molex, Inc.	300	10,941

Tektronix, Inc.	300	8,502

Watsco, Inc.	100	4,394

Wesco International, Inc. *	300	17,550

Electrical Utilities 0.10%		2,890

CenterPoint Energy, Inc.	200	2,890

Electronics 1.39%		41,415

Avnet, Inc. *	300	5,868

AVX Corp.	200	3,322

Daktronics, Inc.	200	4,174

Multi-Fineline Electronix, Inc. *	100	2,258

Rogers Corp. *	100	5,802

Supertex, Inc. *	100	3,537

Thomas & Betts Corp. *	200	9,032

See notes to financial statements

Growth Opportunities Fund

13

F I N A N C I A L    S T A T E M E N T S

Issuer	Shares	Value

Electronics (continued)

TTM Technologies, Inc. *	300	$3,858

Zoran Corp. *	200	3,564

Financial Services 2.87%		85,392

Bankrate, Inc. *	100	2,842

Federated Investors, Inc., Class B	200	6,696

Fremont General Corp.	100	1,428

IndyMac Bancorp, Inc.	100	3,910

Investment Technology Group, Inc. *	400	18,484

Jefferies Group, Inc.	300	7,476

Leucadia National Corp.	200	5,146

Moneygram International, Inc.	300	9,420

Nasdaq Stock Market, Inc. *	100	2,851

Piper Jaffray Companies, Inc. *	100	5,858

Raymond James Financial, Inc.	250	6,930

SEI Investments Company	100	5,104

The First Marblehead Corp.	100	5,250

World Acceptance Corp. *	100	3,997

Food & Beverages 0.81%		24,135

Flowers Foods, Inc.	100	2,715

Hansen Natural Corp. *	200	5,504

Performance Food Group Company *	100	2,461

Sanderson Farms, Inc.	200	6,252

Seabord Corp.	3	4,200

Smithfield Foods, Inc. *	100	3,003

Furniture & Fixtures 0.23%		6,750

Ethan Allen Interiors, Inc.	200	6,750

Gas & Pipeline Utilities 0.43%		12,854

Maverick Tube Corp. *	200	12,854

Healthcare Products 3.60%		106,897

Bausch & Lomb, Inc.	100	4,841

Computer Programs & Systems, Inc.	100	3,402

Cytyc Corp. *	200	4,778

DENTSPLY International, Inc.	100	3,258

Henry Schein, Inc. *	300	14,961

Hologic, Inc. *	200	8,636

IDEXX Laboratories, Inc. *	200	18,402

Intuitive Surgical, Inc. *	100	9,440

Owens & Minor, Inc.	100	3,217

PetMed Express, Inc. *	500	6,250

PSS World Medical, Inc. *	200	3,880

ResMed, Inc. *	200	8,136

Respironics, Inc. *	400	14,764

Thoratec Corp. *	200	2,932

See notes to financial statements

Growth Opportunities Fund

14

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Healthcare Services 2.81%		$83,467

Apria Healthcare Group, Inc. *	300	6,117

Cerner Corp. *	200	9,212

Health Net, Inc. *	600	25,086

Lincare Holdings, Inc. *	400	14,812

Odyssey Healthcare, Inc. *	200	3,208

Omnicare, Inc.	300	13,593

Pediatrix Medical Group, Inc. *	200	9,160

Per-Se Technologies, Inc. *	100	2,279

Holdings Companies/Conglomerates 0.18%		5,387

United Industrial Corp.	100	5,387

Homebuilders 0.85%		25,130

Beazer Homes USA, Inc.	100	4,030

Hovnanian Enterprises, Inc., Class A *	100	2,649

KB Home	100	4,276

M.D.C. Holdings, Inc.	100	4,279

M/I Homes, Inc.	100	3,236

Ryland Group, Inc.	100	4,267

Standard Pacific Corp.	100	2,393

Hotels & Restaurants 1.95%		57,990

Applebee’s International, Inc.	300	6,225

Brinker International, Inc.	400	15,388

CEC Entertainment, Inc. *	100	3,188

Choice Hotels, Inc.	100	3,791

Darden Restaurants, Inc.	100	3,540

OSI Restaurant Partners, Inc.	100	3,097

Papa Johns International, Inc. *	400	13,600

Ruby Tuesday, Inc.	100	2,582

Sonic Corp. *	300	6,579

Household Appliances 0.09%		2,611

Drew Industries, Inc. *	100	2,611

Household Products 0.78%		23,092

Blyth, Inc.	100	2,148

Energizer Holdings, Inc. *	200	13,372

Select Comfort Corp. *	200	3,970

Tupperware Brands Corp.	200	3,602

Industrial Machinery 4.62%		137,435

Ceradyne, Inc. *	100	4,407

Cummins, Inc.	100	11,482

Flowserve Corp. *	200	10,228

FMC Technologies, Inc. *	300	17,646

Grant Prideco, Inc. *	500	20,765

Joy Global, Inc.	400	17,416

Manitowoc, Inc.	200	8,840

See notes to financial statements

Growth Opportunities Fund

15

F I N A N C I A L    S T A T E M E N T S

Issuer	Shares	Value

Industrial Machinery (continued)

Middleby Corp. *	100	$7,854

NATCO Group, Inc. *	100	3,653

Terex Corp. *	800	35,144

Industrials 1.73%		51,324

Brookfield Homes Corp.	100	2,360

Crane Company	200	7,996

Fastenal Company	900	33,012

Harsco Corp.	100	7,956

Insurance 2.84%		84,352

American Financial Group, Inc.	100	4,672

Brown & Brown, Inc.	700	20,958

Erie Indemnity Company, Class A	100	5,104

Hanover Insurance Group, Inc.	100	4,450

HCC Insurance Holdings, Inc.	200	6,498

PMI Group, Inc.	100	4,324

Radian Group, Inc.	100	5,988

Reinsurance Group of America, Inc.	100	5,168

Stancorp Financial Group, Inc.	100	4,657

Universal American Financial Corp. *	100	1,533

W.R. Berkley Corp.	600	21,000

Internet Service Provider 0.23%		6,896

Salesforce.Com, Inc. *	200	6,896

Internet Software 1.14%		33,805

Akamai Technologies, Inc. *	700	27,440

Checkfree Corp. *	100	3,580

RSA Security, Inc. *	100	2,785

Leisure Time 0.23%		6,917

Brunswick Corp.	100	2,870

Movie Gallery, Inc. *	100	237

Polaris Industries, Inc.	100	3,810

Life Sciences 0.77%		22,872

Pharmaceutical Product Development, Inc.	600	22,872

Liquor 0.52%		15,396

Brown Forman Corp., Class B	200	15,396

Manufacturing 0.84%		25,006

Acuity Brands, Inc.	100	4,273

Cameron International Corp. *	200	9,582

Kaydon Corp.	100	3,811

Nordson Corp.	100	4,004

Trinity Industries, Inc.	100	3,336

See notes to financial statements

Growth Opportunities Fund

16

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Medical–Hospitals 0.36%		$10,672

RehabCare Group, Inc. *	100	1,468

Universal Health Services, Inc., Class B	100	5,662

VCA Antech, Inc. *	100	3,542

Metal & Metal Products 1.95%		57,897

A. M. Castle & Company	100	2,826

Commercial Metals Company	400	8,636

Matthews International Corp., Class A	100	3,560

Mueller Industries, Inc.	100	3,832

Reliance Steel & Aluminum Company	700	22,939

Timken Company	100	3,204

Titanium Metals Corp. *	500	12,900

Mining 0.47%		13,835

Lincoln Electric Holding, Inc.	200	11,006

Stillwater Mining Company *	300	2,829

Mobile Homes 0.95%		28,228

Thor Industries, Inc.	600	25,308

Winnebago Industries, Inc.	100	2,920

Office Furnishings & Supplies 0.38%		11,397

Herman Miller, Inc.	100	2,824

HNI Corp.	100	3,990

United Stationers, Inc. *	100	4,583

Petroleum Services 1.16%		34,427

Oceaneering International, Inc. *	100	3,597

RPC, Inc.	400	8,176

Tesoro Petroleum Corp.	100	6,461

TETRA Technologies, Inc. *	100	2,781

Tidewater, Inc.	100	4,761

W-H Energy Services, Inc. *	100	5,047

World Fuel Services Corp.	100	3,604

Pharmaceuticals 1.00%		29,688

Endo Pharmaceutical Holdings, Inc. *	400	13,212

Hi-Tech Pharmacal Company, Inc. *	100	1,711

King Pharmaceuticals, Inc. *	600	9,732

Regeneron Pharmaceuticals, Inc. *	100	1,588

Vertex Pharmaceuticals, Inc. *	100	3,445

Publishing 0.07%		1,972

Valassis Communications, Inc. *	100	1,972

Railroads & Equipment 0.09%		2,821

Wabtec Corp.	100	2,821

See notes to financial statements

Growth Opportunities Fund

17

F I N A N C I A L    S T A T E M E N T S

Issuer	Shares	Value

Retail 0.34%		$10,218

Tween Brands, Inc. *	300	10,218

Retail Grocery 0.34%		10,147

The Great Atlantic & Pacific Tea Company, Inc. *	300	6,879

Wild Oats Markets, Inc. *	200	3,268

Retail Trade 8.37%		248,749

Abercrombie & Fitch Company, Class A	100	6,453

Advance Auto Parts, Inc.	200	6,024

American Eagle Outfitters, Inc.	400	15,452

AnnTaylor Stores Corp. *	300	11,940

BJ’s Wholesale Club, Inc. *	100	2,635

CarMax, Inc. *	100	3,769

Cato Corp., Class A	200	4,646

Charlotte Russe Holding, Inc. *	200	5,340

Charming Shoppes, Inc. *	600	7,896

Childrens Place Retail Stores, Inc. *	100	5,797

Circuit City Stores, Inc.	300	7,083

Citi Trends, Inc. *	100	3,143

Claire’s Stores, Inc.	600	16,398

Conn’s, Inc. *	100	1,995

Dollar Tree Stores, Inc. *	400	11,512

Family Dollar Stores, Inc.	500	12,785

First Cash Financial Services, Inc. *	200	4,166

Fossil, Inc. *	100	1,882

Genesco, Inc. *	100	2,748

Hibbett Sporting Goods, Inc. *	150	3,680

Kenneth Cole Productions, Inc., Class A	100	2,341

Longs Drug Stores Corp.	100	4,543

MSC Industrial Direct Company, Inc., Class A	200	7,872

NBTY, Inc. *	200	6,372

Pacific Sunwear of California, Inc. *	300	4,008

Pantry, Inc. *	100	4,686

Payless ShoeSource, Inc. *	300	7,038

RadioShack Corp.	200	3,612

Regis Corp.	100	3,669

Rent-A-Center, Inc. *	200	5,420

Ross Stores, Inc.	200	4,898

Steven Madden, Ltd. *	200	7,370

Talbots, Inc.	300	6,603

The Dress Barn, Inc. *	600	10,590

The Men’s Wearhouse, Inc.	300	10,635

Tiffany & Company	200	6,320

Tractor Supply Company *	100	4,258

United Rentals, Inc. *	200	4,332

Williams Sonoma, Inc.	300	8,838

See notes to financial statements

Growth Opportunities Fund

18

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Sanitary Services 0.10%		$3,102

Allied Waste Industries, Inc. *	300	3,102

Semiconductors 3.48%		103,390

Amkor Technology, Inc. *	700	3,969

Cymer, Inc. *	100	4,115

Diodes, Inc. *	100	3,744

Intersil Corp., Class A	400	10,140

Lam Research Corp. *	200	8,558

Memc Electronic Materials, Inc. *	900	34,812

Micrel, Inc. *	600	6,012

Netlogic Microsystems, Inc. *	100	2,951

OmniVision Technologies, Inc. *	500	8,300

ON Semiconductor Corp. *	500	3,005

QLogic Corp. *	200	3,676

Silicon Laboratories, Inc. *	400	14,108

Software 3.83%		113,812

Advent Software, Inc. *	100	3,275

American Reprographics Company *	100	3,052

ANSYS, Inc. *	100	4,674

BEA Systems, Inc. *	800	10,984

BMC Software, Inc. *	700	18,634

Citrix Systems, Inc. *	1,000	30,680

Compuware Corp. *	500	3,800

Neoware Systems, Inc. *	100	1,290

Novell, Inc. *	500	3,335

Quality Systems, Inc. *	100	4,010

Red Hat, Inc. *	800	18,592

SPSS, Inc. *	100	2,537

Transaction Systems Architects, Inc., Class A *	200	6,634

VeriFone Holdings, Inc. *	100	2,315

Steel 2.23%		66,300

Alaska Steel Holding Corp. *	500	6,305

Allegheny Technologies, Inc.	400	22,940

Carpenter Technology Corp.	100	9,584

Steel Dynamics, Inc.	300	15,837

United States Steel Corp.	200	11,634

Telecommunications Equipment & Services 1.22%		36,416

ADTRAN, Inc.	500	12,435

Aeroflex, Inc. *	300	3,126

Commscope, Inc. *	400	11,684

Tellabs, Inc. *	900	9,171

Telephone 0.30%		8,784

Harris Corp.	200	8,784

See notes to financial statements

Growth Opportunities Fund

19

F I N A N C I A L    S T A T E M E N T S

Issuer	Shares	Value

Tires & Rubber 0.05%		$1,360

Goodyear Tire & Rubber Company *	100	1,360

Transportation 0.47%		13,869

American Commercial Lines, Inc. *	100	5,250

Kirby Corp. *	200	5,866

Pacer International, Inc.	100	2,753

Trucking & Freight 1.96%		58,223

Arkansas Best Corp.	100	4,415

Celadon Group, Inc. *	200	3,706

EGL, Inc. *	300	9,171

Forward Air Corp.	200	6,428

Landstar Systems, Inc.	200	8,540

Old Dominion Freight Lines, Inc. *	100	3,192

Oshkosh Truck Corp.	300	15,510

Ryder Systems, Inc.	100	4,942

Swift Transportation, Inc. *	100	2,319

	Principal
Issuer, description, maturity date	amount	Value

Short-term investments 12.38%		$368,000
(Cost $368,000)

Repurchase Agreement 12.38%		368,000

Repurchase Agreement with State Street Corp. dated
8/31/2006 at 3.95% to be repurchased at $368,040
on 9/1/2006, collateralized by $375,000 Federal
Home Loan Mortgage Corp., 5.00% due 12/28/2007
(valued at $376,406, including interest) (c)	$368,000	368,000

Total investments (cost $2,941,767) 98.44%		$2,925,748

Other assets in Excess of Liabilities 1.56%		46,437

Total net assets 100.00%		$2,972,185

* Non-income producing.

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank.

See notes to financial statements

Growth Opportunities Fund

20

Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 8-31-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $2,573,767)	$2,557,748
Repurchase agreements, at value (Cost $368,000)	368,000
Cash	6,824
Receivable for shares sold	76,495
Dividends and interest receivable	1,124
Other assets	21,052

Total assets	3,031,243

Liabilities

Payable for futures variation margin	80
Payable to affiliates
Transfer agent fees	1,011
Service fees	52
Fund administration fees	32
Other payables and accrued expenses	57,883

Total liabilities	59,058

Net assets

Capital paid-in	2,940,097
Accumulated undistributed net realized gain on investments and futures contracts	43,987
Unrealized depreciation on investments and futures contracts	(12,566)
Undistributed net investment income	667

Net assets	$2,972,185

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($2,334,629 ÷ 107,402 shares)	$21.74
Class B ($159,894 ÷ 7,366 shares)	$21.71
Class C ($172,665 ÷ 7,955 shares)	$21.70[a]
Class I ($108,889 ÷ 5,005 shares)	$21.76
Class R ($97,969 ÷ 4,511 shares)	$21.72
Class 1 ($98,139 ÷ 4,511 shares)	$21.76

Maximum offering price per share

Class Ab ($21.74 ÷ 95%)	$22.88

a Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on August 31, 2006.

b On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Growth Opportunities Fund

21

F I N A N C I A L    S T A T E M E N T S

Statement of operations For the period ended 8-31-06. (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	6,358
Interest	2,248

Total investment income	8,606

Expenses

Investment management fees (Note 3)	6,168
Distribution and service fees (Note 3)	2,803
Transfer agent fees (Note 3)	1,011
Fund administration fees (Note 3)	32
Audit and legal fees	38,478
Custodian fees	24,826
Blue sky fees (Note 3)	20,405
Registration and filing fees	1,899
Printing and postage fees (Note 3)	738
Trustees’ fees (Note 3)	25
Miscellaneous	1,505

Total expenses	97,890
Less expense reductions (Note 3)	(86,619)

Net expenses	11,271

Net investment loss	(2,665)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	35,119
Futures contracts	(2,971)

Change in net unrealized appreciation (depreciation) of
Investments	(162,519)
Futures contracts	3,453

Net realized and unrealized loss	(126,918)

Decrease in net assets from operations	(129,583)

See notes to financial statements

Growth Opportunities Fund

22

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	2-28-06 [a]	8-31-06[b]

Increase (decrease) in net assets

From operations
Net investment income (loss)	$3,332	($2,665)
Net realized gain	11,839	32,148
Change in net unrealized appreciation (depreciation)	146,500	(159,066)

Increase (decrease) in net assets resulting from operations	161,671	(129,583)

From Fund share transactions	1,736,387	1,203,710

Net assets

Beginning of period	—	$1,898,058

End of period [c]	$1,898,058	$2,972,185

a Period from 9-16-05 (commencement of operations) to 2-28-06.

b Semiannual period from 3-1-06 through 8-31-06. Unaudited.

c Includes undistributed net investment income of $3,332 and $667, respectively.

See notes to financial statements

Growth Opportunities Fund

23

F I N A N C I A L    S T A T E M E N T S

Financial highlights

CLASS A SHARES

Period ended	2-28-06[d]	8-31-06[b,c,e]

Per share operating performance

Net asset value, beginning of period	$21.31	$23.29
Net investment income (loss)[h]	0.04	(0.02)
Net realized and unrealized
gain (loss) on investments	1.94	(1.53)
Total from investment operations	1.98	(1.55)
Net asset value, end of period	$23.29	$21.74
Total return (%)[l]	9.29[m]	(6.93)[m,s]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,898	$2
Ratio of net expenses to average
net assets (%)	0.48[r]	0.94[r]
Ratio of gross expenses to average
net assets (%)	5.45[r]	7.69[r]
Ratio of net investment income
(loss) to average net assets (%)	0.41[r]	(0.16)[r]
Portfolio turnover (%)	43[m]	17[m]

See notes to financial statements

Growth Opportunities Fund

24

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$22.17
Net investment loss[h]	(0.07)
Net realized and unrealized loss
on investments	(0.39)
Total from investment operations	(0.46)
Net asset value, end of period	$21.71
Total return (%)[l]	(2.25)[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.25[r]
Ratio of gross expenses to average
net assets (%)	22.81[r]
Ratio of net investment loss
to average net assets (%)	(1.40)[r]
Portfolio turnover (%)	17[m]

See notes to financial statements

Growth Opportunities Fund

25

F I N A N C I A L    S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$22.17
Net investment loss[h]	(0.07)
Net realized and unrealized loss
on investments	(0.40)
Total from investment operations	(0.47)
Net asset value, end of period	$21.70
Total return (%)[l]	(2.30)[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.25[r]
Ratio of gross expenses to average
net assets (%)	20.97[r]
Ratio of net investment loss
to average net assets (%)	(1.42)[r]
Portfolio turnover (%)	17[m]

See notes to financial statements

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26

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$22.17
Net investment loss[h]	(0.02)
Net realized and unrealized loss
on investments	(0.39)
Total from investment operations	(0.41)
Net asset value, end of period	$21.76
Total return (%)[l]	(2.03)[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.15[r]
Ratio of gross expenses to average
net assets (%)	22.01[r]
Ratio of net investment loss
to average net assets (%)	(0.32)[r]
Portfolio turnover (%)	17[m]

See notes to financial statements

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27

F I N A N C I A L    S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$22.17
Net investment loss[h]	(0.05)
Net realized and unrealized loss
on investments	(0.40)
Total from investment operations	(0.45)
Net asset value, end of period	$21.72
Total return (%)[l]	(2.21)[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.89[r]
Ratio of gross expenses to average
net assets (%)	24.39[r]
Ratio of net investment loss
to average net assets (%)	(1.07)[r]
Portfolio turnover (%)	17[m]

See notes to financial statements

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28

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$22.17
Net investment loss[h]	(0.01)
Net realized and unrealized loss
on investments	(0.40)
Total from investment operations	(0.41)
Net asset value, end of period	$21.76
Total return (%)[l]	(2.03)[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.10[r]
Ratio of gross expenses to average
net assets (%)	4.69[r]
Ratio of net investment loss
to average net assets (%)	(0.27)[r]
Portfolio turnover (%)	17[m]

a Class B, Class C, Class I, Class R and Class 1 shares began operations on 6-12-06.

b Unaudited.

c Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the “Predecessor Fund”) became owners of an equal number of full and fractional Class A shares of the John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.

d Class A shares began operations on 9-16-05.

e Semiannual period from 3-1-06 through 8-31-06.

h Based on the average of the shares outstanding.

i Less than $500,000.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

r Annualized.

s Class A total return linked back to the Predecessor Fund.

See notes to financial statements

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29

Notes to financial statements (unaudited)

1. Organization
John Hancock Growth Opportunities Fund (the “Fund”) is a newly organized non-diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”) is the Adviser to the Trust. John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter and is a wholly owned subsidiary of the Adviser.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R and Class 1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Adviser and other subsidiaries of John Hancock Life Insurance Company owned 4,511 Class B shares, 4,511 Class C shares, 4,511 Class I shares, 4,511 Class R shares and 4,511 Class 1 shares of beneficial interest of the Fund on August 31, 2006.

The Fund is the accounting and performance successor to the GMO Small/Mid Cap Growth Fund (the “Predecessor Fund”), a diversified open-end management investment company organized as a Massachusetts business trust. On June 12, 2006, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

2. Significant accounting policies
In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation
The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern time. Short-term debt instruments

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30

with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee, where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be

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31

maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and
related investment income
Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations
All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation
Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures
The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes on securities indices such as the Russell 2000 Mini Index, in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on

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32

whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts on August 31, 2006:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	APPRECIATION

Russell 2000 Mini Index	2	Long	Sep 2006	$3,453

Federal income taxes
The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements
In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains
The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s finan-cial statements as a return of capital.

Capital accounts
The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and
other agreements

Advisory fees
The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Fund, subject to the

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33

supervision of the Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Growth Opportunities Trust, a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by the Adviser and distributed by the Distributor. The Fund is not responsible for payment of the subadvisory fees.

Prior to June 12, 2006, the Predecessor Fund paid a monthly management fee to its investment adviser, Grantham, Mayo Van Otterloo & Co., LLC, at an annual rate of 0.33% of the Predecessor Fund’s average daily net assets.

Expense reimbursements
The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.24% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indem-nification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.54% for Class A, 2.24% for Class B, 2.24% for Class C, 1.14% for Class I, 1.64% for Class R and 1.09% for Class 1. Accordingly, the expense reductions related to this expense limitation amounted to $65,647, $5,144, $5,332, $4,890, $4,834 and $772 for Class A, Class B, Class C, Class I, Class R and Class 1, respectively, for the period ended August 31, 2006. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees
The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and record-keeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plan
The Trust has a Distribution Agreement with the Distributor, a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Prior to June 12, 2006, Funds Distributor, Inc. served as the Predecessor Fund’s principal underwriter and was compensated at an annual rate of 0.15% of the Predecessor Fund’s average daily net asset value.

Sales charges
Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2006, the Fund was informed that the Distributor received net up-front sales charges of $3,245 with regard to sales of Class A shares. Of this amount, $532 was retained and used for printing prospectuses, advertising, sales literature and other purposes

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34

and $2,713 was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2006, the Fund was informed that the Distributor received no CDSCs for Class B and Class C shares.

Transfer agent fees
The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I, and Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fees reductions for Class A, Class B, Class C, Class I and Class R, during the period ended August 31, 2006.

Prior to June 12, 2006, Investors Bank and Trust Company served as the Predecessor Fund’s transfer agent and fund accountant.

Expenses under the agreements described above for the period ended August 31, 2006, were as follows:

	Distribution	Transfer		Printing and
Share Class	and service fees	agent	Blue sky	postage

Class A	$2,097	$849	$4,235	$572
Class B	250	50	4,042	31
Class C	285	57	4,043	39
Class I	—	12	4,043	34
Class R	160	43	4,042	31
Class 1	11	—	—	31
Total	$2,803	$1,011	$20,405	$738

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35

Trustees’ fees
The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit
The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Bank & Trust Company. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2006, there were no borrowings under the line of credit.

6. Capital shares
Share activities for the Fund for the period ended August 31, 2006 were as follows:

		Year ended 2-28-06[a]	Period ended 8-31-06
	Shares	Amount	Shares	Amount

Class A shares

Sold	81,480	$1,736,387	26,844	$576,923
Repurchased	0	0	(922)	(20,941)

Net increase	81,480	$1,736,387	25,922	$555,982[b]

Class B shares

Sold	0	$0	7,366	$161,231

Net increase	0	$0	7,366	$161,231[c]

Class C shares

Sold	0	$0	7,955	$175,497

Net increase	0	$0	7,955	$175,497[c]

Class I shares

Sold	0	$0	5,005	$111,000

Net increase	0	$0	5,005	$111,000[c]

Class R shares

Sold	0	$0	4,511	$100,000

Net increase	0	$0	4,511	$100,000[c]

Class 1 shares

Sold	0	$0	4,511	$100,000

Net increase	0	$0	4,511	$100,000[c]

Net increase	81,480	$1,736,387	55,270	$1,203,710

aPeriod from 9-16-05 (commencement of operations) to 2-28-06.

bSemiannual period from 3-1-06 through 8-31-06. Unaudited.

cPeriod from 6-12-06 (commencement of operations) to 8-31-06. Unaudited.

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36

7. Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2006, aggregated $3,005,224 and $400,134, respectively.

The cost of investments owned on August 31, 2006, including short-term investments, for federal income tax purposes, was $2,941,767. Gross unrealized appreciation and depreciation of investments aggregated $155,257 and $171,276, respectively, resulting in net unrealized depreciation of $16,019.

8. Federal income tax information
Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

9. Acquisition
On June 12, 2006, the Fund acquired substantially all of the assets and liabilities of the Predecessor Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 104,033 Class A shares of the Fund for the net assets of the Predecessor Fund, which amounted to $2,252,894, including $67,894 of unrealized depreciation, after the close of business on June 9, 2006. Accounting and performance history of the Predecessor Fund was redesignated as that of Class A of the Fund.

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37

Evaluation of Advisory and Subadvisory
Agreements by the Board of Trustees

This section describes the evaluation
by the Board of Trustees of the
Advisory Agreement and each of the
Subadvisory Agreements.

Evaluation by the Board of Trustees
The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and sub-advisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager-of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affili-ated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to sub-advisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated sub-advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement
At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS

38

has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”;

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements
At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information

39

such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subad-viser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Sub-advisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arms-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subad-visers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement

40

and the subadvisory agreement with respect to each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

Growth	See “Comments”.	Subadvisory fees	The Board noted
Opportunities		for this Fund were	that the Fund has a
		lower than the peer	limited performance
		group median.	history.

Advisory fees for
this Fund were
lower than the peer
group median.

Total expenses for
this Fund were
lower than the peer
group median.

41

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
James M. Oates, Chairman*	Chief Compliance Officer	John Hancock Funds, LLC
Charles L. Bardelis *		601 Congress Street
James R. Boyle†	Gordon M. Shone	Boston, MA 02210-2805
Peter S. Burgess *	Treasurer
Elizabeth G. Cook		Custodian
William H. Cunningham	John G. Vrysen	State Street Bank & Trust Co.
Charles L. Ladner*	Chief Financial Officer	2 Avenue de Lafayette
Hassell H. McClellan		Boston, MA 02111
*Members of the Audit Committee	Investment adviser
†Non-Independent Trustee	John Hancock Investment	Transfer agent
	Management Services, LLC	John Hancock Signature
Officers	601 Congress Street	Services, Inc.
Keith F. Hartstein	Boston, MA 02210-2805	1 John Hancock Way,
President and		Suite 1000
Chief Executive Officer	Subadviser	Boston, MA 02217-1000
Grantham, Mayo,
Thomas M. Kinzler	Van Otterloo & Co. LLC	Legal counsel
Secretary and	40 Rowes Wharf	Kirkpatrick & Lockhart
Chief Legal Officer	Boston, MA 02110	Nicholson Graham LLP
1 Lincoln Street
Boston, MA 02111-2950

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

44

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX-FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.

840SA 8/06
10/06

John Hancock
MUTUAL FUNDS

John Hancock
Growth Fund

Semiannual Report
8.31.06

Manager’s report

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 8

For more information
page 4 0

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning.  A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital growth by typically investing in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and growth characteristics similar to those of companies with stocks in the Index.

Since inception June 12, 2006

► U.S. stocks posted decent gains as the threat of higher interest rates seemed to fade.

► The Fund’s performance was aided by the more defensive names in the health care and grocery chain segments.

► Momentum stocks suffered and were the biggest detractors from the Fund’s returns.

Top 10 holdings

Home Depot Inc.	3.4%	QUALCOMM, Inc.	2.2%

Merck & Co.	3.2%	Lowe’s Companies, Inc.	2.1%

Pfizer Inc.	3.0%	Wal-Mart Stores, Inc.	2.1%

American International Group	2.5%	Exxon Mobil Corp.	2.0%

UnitedHealth Group Inc.	2.2%	Genentech, Inc.	1.6%

As a percentage of net assets on August 31, 2006.

1

Managers’ report

John Hancock Growth Fund

Despite increased stock market volatility prompted by uncertainty over the economy, interest rates and geopolitical events, U.S. stocks as a whole posted decent gains for the period spanning the Fund’s inception on June 12, 2006, to its semiannual period end on August 31, 2006. The period began just weeks after newly appointed Federal Reserve Board Chairman Ben Bernanke rattled investors by seeming to imply that inflation pressures were mounting and, as a result, interest rates would move higher than the market might previously have anticipated. Equity investors worried that the Fed might raise rates too much and trigger a recession. But beginning in mid-July, stocks staged an impressive rally that accelerated in early August, when the Fed opted not to increase interest rates again for the first time in two years. Against this macroeconomic backdrop, large-company stocks performed in line with their smaller-cap counterparts, foreign equities performed better than those in the U.S. and value stocks trumped growth stocks.

Performance

From its inception on June 12, 2006 through August 31, 2006, John Hancock Growth Fund’s Class A, Class B, Class C, Class I and Class R shares returned 3.10%, 2.95%, 2.95%, 3.20% and 3.00% respectively, at net asset value. By comparison, the Russell 1000 Growth Index

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Merck	▲	Bounces back in response to stronger-than-expected sales
Kroger	▲	Shares rise as investors gravitate to defensive names
Home Depot	▼	Housing market slowdown prompts worries over future profits

2

Portfolio Managers, Grantham, Mayo, Van Otterloo & Co. LLC (GMO) Sam Wilderman, Ed Choi, Donna Murphy, Chuck Joyce and Tara Oliver

returned 4.05% and the average large growth fund returned 3.82% at net asset value, according to Morningstar, Inc.1

Strategy explained

Since the Fund is new, we are continuing to build our positions, using our time-tested investment process. Although many managers use a single methodology to select stocks, we use two independent disciplines to select stocks for the Fund: valuation and momentum. Half of the stocks in the Fund are considered “momentum” stocks, that is, stocks that are experiencing price appreciation and/or positive earnings revisions. This momentum typically follows a decline relative to the market. We’ve determined that stocks whose prices have declined for six months, then advanced for 12 months, will tend to continue rising for another 12 to 18 months. Price momentum enables portfolios to benefit from short-term swings in earnings and investor sentiment.

“During this abbreviated period, our best performers were generated by our valuation discipline.”

The remaining stocks in this portfolio are bought based on valuation. We seek growth companies that are selling for less than their worth, with the expectation that they will remain profitable, eventually regain favor in the market and generate above-average returns. Although traditional measures of a stock’s cheapness, such as price-to-book (P/B) or price-to-earnings (P/E) ratios may help investors determine if a company’s stock price is low, such measures do not distinguish between high-quality and low-quality companies. We believe high-quality companies are worth a premium because they can sustain a competitive advantage and continue to grow over the long term.

Growth Fund

3

Because momentum and valuation tools tend to perform differently across various market and economic cycles, the Fund’s combination of the two disciplines results in greater diversification in the portfolio. Diversification may help to lower the Fund’s risk level. We also employ a number of other risk control techniques. We typically hold more than 300 common stocks, so that the Fund’s performance isn’t overly dependent on the fortunes of one or a handful of companies. We give more weight to large-cap companies with strong balance sheets and high profit margins. Finally, we limit our holdings by economic sector and company size within the large-cap universe.

Leaders and laggards

During this abbreviated period, our best performers were generated by our valuation discipline. In particular, we saw gains from companies whose shares had been beaten up in prior periods but rallied in response to investors’ growing appetite for defensive stocks — shares of companies whose sales and profits tend to continue to grow even while the broader economy slows. Leading the pack were our stakes in large drug companies Merck & Company, Inc. and Pfizer, Inc. Merck’s net profit rose substantially and the company raised its profit forecast for the full year, helped by strong sales of cholesterol drug Zocor. Pfizer posted strong earnings in August, thanks in large part to stronger-than-expected sales of Lipitor, the anti-cholesterol medication that is one of the best-selling drugs in the world. Investors also cheered a management change and shake-up in the executive suite. A growing move toward defensive stocks also helped our shares in grocery store chains The Kroger Company and Safeway. We also enjoyed good gains from Exxon Mobil Corp., which was buoyed by continued high energy prices.

SECTOR DISTRIBUTION[2]

Consumer
non-cyclical	28%
Consumer cyclical	19%
Industrial	14%
Financial	14%
Technology	8%
Communications	7%
Energy	5%
Basic materials	1%

Detracting from Fund returns were some of our momentum plays. QUALCOMM, Inc. faltered amid concerns surrounding a number of battles it faced, including a royalty-payments battle with Nokia, the world’s top cell-phone maker and QUALCOMM’s largest licensee. We also lost ground with Starbucks Corp. It posted disappointing summer sales fig-ures, blaming the results on long lines at its stores for its icy blended drinks, which take longer to make than the standard

Growth Fund

4

cup of coffee. That development worried investors who feared that it was a sign that the chain’s growth may be decelerating. Other weak performers included home improvement stores Home Depot, Inc. and Lowe’s Companies, Inc., which both slumped as the housing market cooled.

“Since we remain very wary of risk, we will continue to focus on high-quality companies that we believe can best weather a market and/or economic downturn.”

Outlook

The summer stock market rally and the Fed’s decision to pause its interest-rate-raising cycle after 17 consecutive quarter-point hikes since June 2004, appear to have provided investors with reasons for optimism. By the end of the period, stocks overall seemed “priced for perfection,” with investors betting that economic growth would remain moderate and sustainable and that inflation would be contained. But we believe this optimism is likely overblown and that the market is significantly underpricing risk.  The investment landscape is always fraught with any number of risks, be it higher-than-expected inflation and interest rates, slower-than-expected economic growth or geopolitical events. But we believe that the economy and financial systems are so highly levered at the moment that even the smallest unfavorable development could result in a significant re-pricing of risk, meaning that riskier assets would underperform. Since we remain very wary of risk, we will continue to focus on high-quality companies that we believe can best weather a market and/or economic downturn.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2006.

Growth Fund

5

A look at performance

For the period ending August 31, 2006

		Cumulative total returns
		with maximum sales charge (POP)

	Inception	Since
Class	date	inception

A	6-12-06	–2.04%

B	6-12-06	–2.05

C	6-12-06	1.95

I1	6-12-06	3.20

R1	6-12-06	3.00

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

Growth Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the
Russell 1000 Growth Index.

Class	Period beginning	Without sales charge	With maximum sales charge	Index

B	6-12-06	$10,295	$9,795	$10,248

C	6-12-06	10,295	10,195	10,248

I [1]	6-12-06	10,320	10,320	10,248

R1	6-12-06	10,300	10,300	10,248

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of August 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Growth Index is an unmanaged index that contains those stocks from the Russell 1000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

Growth Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding Fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions
(varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other Fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on June 12, 2006, with the same investment held until August 31, 2006.

	Account value	Ending value	Expenses paid during
	on 6-12-06	on 8-31-06	period ended 8-31-06[1]

Class A	$1,000.00	$1,031.00	$3.15

Class B	1,000.00	1,029.50	4.67

Class C	1,000.00	1,029.50	4.67

Class I	1,000.00	1,032.00	2.24

Class R	1,000.00	1,030.00	3.86

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Growth Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annual return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on June 12, 2006, with the same investment held until August 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-12-06	on 8-31-06	period ended 8-31-06[1]

Class A	$1,000.00	$1,007.86	$3.11

Class B	1,000.00	1,006.36	4.61

Class C	1,000.00	1,006.36	4.61

Class I	1,000.00	1,008.76	2.21

Class R	1,000.00	1,007.16	3.81

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.40%, 2.10%, 2.10%, 1.00% and 1.75% for Class A, Class B, Class C, Class I, and Class R respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period /365 or 366 (to reflect the one-half year period).

Growth Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-06 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.45%		$22,067,443
(Cost $21,491,980)
Advertising 0.16%		$36,666

Monster Worldwide, Inc. *	900	$36,666
Aerospace 1.72%		398,701

Boeing Company	1,300	97,370

General Dynamics Corp.	600	40,530

Goodrich Corp.	600	23,370

Northrop Grumman Corp.	1,300	86,853

Textron, Inc.	300	25,158

United Technologies Corp.	2,000	125,420
Agriculture 0.68%		156,446

Archer-Daniels-Midland Company	3,800	156,446
Aluminum 0.22%		51,462

Alcoa, Inc.	1,800	51,462
Apparel & Textiles 0.26%		60,856

Liz Claiborne, Inc.	300	11,211

Mohawk Industries, Inc. *	500	35,440

Timberland Company, Class A *	500	14,205
Auto Parts 0.77%		179,093

AutoZone, Inc. *	600	54,180

Johnson Controls, Inc.	1,200	86,316

O’Reilly Automotive, Inc. *	1,300	38,597
Auto Services 0.25%		58,290

AutoNation, Inc.*	3,000	58,290
Automobiles 0.21%		49,203

PACCAR, Inc.	900	49,203
Banking 0.07%		15,098

Golden West Financial Corp.	200	15,098

See notes to financial statements

Growth Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Biotechnology 2.70%		$623,736

Amgen, Inc.*	1,600	108,688

Applera Corp.	2,200	67,430

Biogen Idec, Inc.*	600	26,484

Genentech, Inc.*	4,500	371,340

Millipore Corp.*	300	19,254

Techne Corp.*	600	30,540
Broadcasting 0.13%		31,104

Univision Communications, Inc., Class A*	900	31,104
Building Materials & Construction 0.29%		67,744

American Standard Companies, Inc.	900	37,593

Masco Corp.	1,100	30,151
Business Services 3.29%		761,068

Affiliated Computer Services, Inc., Class A*	600	30,804

Ceridian Corp.*	1,300	31,031

Computer Sciences Corp.*	200	9,476

DST Systems, Inc.*	700	41,321

Equifax, Inc.	600	19,074

Fair Isaac Corp.	1,200	42,012

First Data Corp.	2,400	103,128

Fluor Corp.	400	34,568

Global Payments, Inc.	800	30,440

Manpower, Inc.	700	41,377

Moody’s Corp.	3,900	238,602

Paychex, Inc.	1,700	61,047

Pitney Bowes, Inc.	800	34,872

Robert Half International, Inc.	1,400	43,316
Cellular Communications 1.15%		266,532

Motorola, Inc.	11,400	266,532
Chemicals 0.24%		55,958

E.I. Du Pont De Nemours & Company	1,400	55,958
Colleges & Universities 0.14%		33,045

ITT Educational Services, Inc.*	500	33,045
Computers & Business Equipment 3.05%		704,394

CDW Corp.	600	34,980

Cognizant Technology Solutions Corp., Class A*	200	13,982

Dell, Inc.*	7,900	178,145

Hewlett–Packard Company	8,600	314,416

International Business Machines Corp.	1,300	105,261

Lexmark International, Inc.*	600	33,642

Network Appliance, Inc.*	700	23,968

See notes to financial statements

Growth Fund

11

F I N A N C I A L   S T A T E M E N T S

Construction Materials 0.29%		$65,888

Martin Marietta Materials, Inc.	800	65,888
Cosmetics & Toiletries 0.23%		53,874

Colgate–Palmolive Company	900	53,874
Crude Petroleum & Natural Gas 0.95%		220,746

Devon Energy Corp.	200	12,498

Marathon Oil Corp.	900	75,150

Occidental Petroleum Corp.	1,200	61,188

Sunoco, Inc.	1,000	71,910
Drugs & Health Care 0.42%		97,320

Mentor Corp.	500	24,270

Wyeth	1,500	73,050
Electrical Equipment 1.25%		289,765

Emerson Electric Company	3,100	254,665

Wesco International, Inc.*	600	35,100
Electronics 0.84%		195,083

Agilent Technologies, Inc.*	5,200	167,232

AVX Corp.	700	11,627

Harman International Industries, Inc.	200	16,224
Financial Services 7.21%		1,667,415

Bear Stearns Companies, Inc.	500	65,175

Charles Schwab Corp.	9,300	151,683

Chicago Merchantile Exchange Holdings, Inc.	100	44,000

E*TRADE Financial Corp.*	4,800	113,232

Federated Investors, Inc., Class B	1,300	43,524

Fiserv, Inc.*	300	13,251

Goldman Sachs Group, Inc.	2,100	312,165

Investment Technology Group, Inc.*	300	13,863

Jefferies Group, Inc.	800	19,936

JPMorgan Chase & Company	5,500	251,130

Lehman Brothers Holdings, Inc.	1,900	121,239

Mellon Financial Corp.	2,400	89,352

Merrill Lynch & Company, Inc.	2,700	198,531

Moneygram International, Inc.	900	28,260

Morgan Stanley	1,400	92,106

Raymond James Financial, Inc.	400	11,088

State Street Corp. (c)	1,600	98,880
Food & Beverages 3.25%		752,158

Dean Foods Company*	800	31,696

H.J. Heinz Company	300	12,552

Pepsi Bottling Group, Inc.	400	14,004

Sara Lee Corp.	1,900	31,597

Starbucks Corp.*	11,300	350,413

See notes to financial statements

Growth Fund

12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Food & Beverages (continued)

Sysco Corp.	800	$25,112

The Coca-Cola Company	6,400	286,784
Healthcare Products 2.08%		479,865

Baxter International, Inc.	900	39,942

Henry Schein, Inc.*	500	24,935

IDEXX Laboratories, Inc.*	200	18,402

Johnson & Johnson	2,500	161,650

Medtronic, Inc.	1,200	56,280

Respironics, Inc.*	1,200	44,292

Stryker Corp.	800	38,424

Varian Medical Systems, Inc.*	1,800	95,940
Healthcare Services 5.68%		1,312,172

Cardinal Health, Inc.	1,900	128,098

Express Scripts, Inc.*	3,700	311,096

Health Net, Inc.*	2,200	91,982

Humana, Inc.*	100	6,093

Lincare Holdings, Inc.*	1,100	40,733

McKesson Corp.	2,500	127,000

Omnicare, Inc.	600	27,186

Quest Diagnostics, Inc.	1,000	64,280

UnitedHealth Group, Inc.	9,600	498,720

Weight Watchers International, Inc.	400	16,984
Holdings Companies/Conglomerates 0.86%		199,576

General Electric Company	3,600	122,616

Loews Corp.	2,000	76,960
Homebuilders 0.22%		51,117

Centex Corp.	400	20,380

Lennar Corp., Class A	400	17,936

Ryland Group, Inc.	300	12,801
Hotels & Restaurants 0.50%		115,596

Applebee’s International, Inc.	1,100	22,825

Brinker International, Inc.	800	30,776

Darden Restaurants, Inc.	900	31,860

Sonic Corp.*	500	10,965

Wendy’s International, Inc.	300	19,170
Household Appliances 0.21%		48,546

Whirlpool Corp.	600	48,546
Household Products 0.21%		48,459

Energizer Holdings, Inc.*	200	13,372

Newell Rubbermaid, Inc.	1,300	35,087

See notes to financial statements

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13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Industrial Machinery 2.63%		$607,316

Caterpillar, Inc.	4,200	278,670

Cummins, Inc.	500	57,410

Deere & Company	800	62,480

Flowserve Corp.*	600	30,684

FMC Technologies, Inc.*	500	29,410

ITT Industries, Inc.	600	29,370

Parker–Hannifin Corp.	600	44,430

Terex Corp.*	1,400	61,502

W.W. Grainger, Inc.	200	13,360
Industrials 0.39%		89,022

Crane Company	300	11,994

Fastenal Company	2,100	77,028
Insurance 6.23%		1,440,955

AFLAC, Inc.	4,600	207,322

Ambac Financial Group, Inc.	400	34,636

American International Group, Inc.	8,900	567,998

Aon Corp.	2,400	82,968

Brown & Brown, Inc.	1,100	32,934

Chubb Corp.	800	40,128

Lincoln National Corp.	400	24,280

MBIA, Inc.	500	30,815

Old Republic International Corp.	700	14,630

PMI Group, Inc.	800	34,592

Progressive Corp.	6,800	167,212

Radian Group, Inc.	200	11,976

St. Paul Travelers Companies, Inc.	2,200	96,580

Torchmark Corp.	400	24,884

W.R. Berkley Corp.	2,000	70,000
International Oil 0.55%		127,452

Anadarko Petroleum Corp.	1,500	70,365

ConocoPhillips	900	57,087
Internet Service Provider 0.66%		151,412

Google, Inc., Class A*	400	151,412
Leisure Time 0.49%		112,172

International Game Technology, Inc.	2,900	112,172
Life Sciences 0.12%		26,684

Pharmaceutical Product Development, Inc.	700	26,684
Liquor 0.34%		79,590

Anheuser-Busch Companies, Inc.	1,300	64,194

Brown Forman Corp., Class B	200	15,396

See notes to financial statements

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14

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Manufacturing 1.67%		$387,215

Cameron International Corp.*	300	14,373

Danaher Corp.	1,700	112,693

Harley-Davidson, Inc.	900	52,659

Illinois Tool Works, Inc.	2,800	122,920

Rockwell Automation, Inc.	1,500	84,570
Medical-Hospitals 0.06%		14,637

Health Management Associates, Inc., Class A	700	14,637
Metal & Metal Products 0.20%		45,878

Reliance Steel & Aluminum Company	1,400	45,878
Mining 0.10%		22,012

Lincoln Electric Holding, Inc.	400	22,012
Mobile Homes 0.15%		33,744

Thor Industries, Inc.	800	33,744
Office Furnishings & Supplies 0.76%		176,832

Office Depot, Inc.*	4,800	176,832
Petroleum Services 3.10%		717,692

Baker Hughes, Inc.	2,800	199,304

BJ Services Company	1,500	51,465

Exxon Mobil Corp.	6,900	466,923
Pharmaceuticals 10.15%		2,345,371

Abbott Laboratories	700	34,090

Allergan, Inc.	1,400	160,384

AmerisourceBergen Corp.	1,700	75,072

Barr Pharmaceuticals, Inc.*	1,100	62,150

Bristol-Myers Squibb Company	3,400	73,950

Caremark Rx, Inc.	1,200	69,528

Celgene Corp.*	1,200	48,828

Endo Pharmaceutical Holdings, Inc.*	700	23,121

Forest Laboratories, Inc.*	5,900	294,882

Gilead Sciences, Inc.*	800	50,720

King Pharmaceuticals, Inc.*	2,100	34,062

Merck & Company, Inc.	18,400	746,120

Pfizer, Inc.	24,400	672,464
Railroads & Equipment 1.47%		340,560

Burlington Northern Santa Fe Corp.	2,500	167,375

CSX Corp.	1,200	36,264

Norfolk Southern Corp.	1,700	72,641

Union Pacific Corp.	800	64,280
Retail Grocery 0.69%		159,040

SUPERVALU, Inc.	900	25,704

The Kroger Company	5,600	133,336

See notes to financial statements

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15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Retail Trade 12.43%		$2,872,480

Abercrombie & Fitch Company, Class A	200	12,906

Advance Auto Parts, Inc.	600	18,072

AnnTaylor Stores Corp. *	700	27,860

Bed Bath & Beyond, Inc. *	2,700	91,071

Best Buy Company, Inc.	1,900	89,300

BJ’s Wholesale Club, Inc. *	800	21,080

Chico’s FAS, Inc. *	1,300	23,972

Circuit City Stores, Inc.	2,200	51,942

Claire’s Stores, Inc.	1,900	51,927

Costco Wholesale Corp.	2,700	126,333

Dollar General Corp.	2,300	29,578

Dollar Tree Stores, Inc. *	1,000	28,780

Home Depot, Inc.	22,600	774,954

Limited Brands, Inc.	600	15,438

Lowe’s Companies, Inc.	18,200	492,492

Nordstrom, Inc.	1,500	56,025

Staples, Inc.	4,300	97,008

The Men’s Wearhouse, Inc.	600	21,270

The TJX Companies, Inc.	1,600	42,800

Tiffany & Company	1,600	50,560

Walgreen Company	5,200	257,192

Wal–Mart Stores, Inc.	11,000	491,920
Sanitary Services 0.30%		68,616

Allied Waste Industries, Inc. *	1,000	10,340

Waste Management, Inc.	1,700	58,276
Semiconductors 2.83%		654,135

Applied Materials, Inc.	3,200	54,016

Broadcom Corp., Class A *	700	20,608

Intel Corp.	7,100	138,734

Intersil Corp., Class A	1,300	32,955

Lam Research Corp. *	300	12,837

Microchip Technology, Inc.	1,500	51,240

Micron Technology, Inc. *	1,100	19,008

National Semiconductor Corp.	2,500	60,725

NVIDIA Corp. *	2,800	81,508

Texas Instruments, Inc.	5,600	182,504
Software 1.13%		260,827

BEA Systems, Inc. *	5,800	79,634

BMC Software, Inc. *	2,400	63,888

Citrix Systems, Inc. *	2,400	73,632

Microsoft Corp.	1,700	43,673

See notes to financial statements

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16

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Steel 0.70%		$161,271

Nucor Corp.	3,300	161,271
Telecommunications Equipment & Services 3.11%		718,409

ADTRAN, Inc.	1,400	34,818

Corning, Inc.*	7,600	169,024

QUALCOMM, Inc.	13,200	497,244

Tellabs, Inc.*	1,700	17,323
Telephone 1.58%		365,191

AT&T, Inc.	900	28,017

BellSouth Corp.	5,500	223,960

CenturyTel, Inc.	700	27,874

Harris Corp.	900	39,528

Qwest Communications International, Inc.*	5,200	45,812
Tobacco 1.14%		263,381

Altria Group, Inc.	2,900	242,237

UST, Inc.	400	21,144
Transportation 1.31%		302,712

C.H. Robinson Worldwide, Inc.	3,300	151,206

Expeditors International of Washington, Inc.	3,800	151,506
Trucking & Freight 1.63%		375,861

Fedex Corp.	3,300	333,399

Landstar Systems, Inc.	300	12,810

Ryder Systems, Inc.	600	29,652

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 4.06%		$937,000
(Cost $937,000)

Repurchase Agreement with State Street Corp.
dated 08/31/2006 at 3.95% to be repurchased at
$937,103 on 9/1/2006, collateralized by $985,000
Federal National Mortgage Association, 4.25% due
08/15/2010 (valued at $959,144, including interest) (c)	$937,000	$937,000

Total investments (cost $22,428,980) 99.51%		$23,004,443

Other assets in excess of liabilities 0.49%		114,246

Total net assets 100.00%		$23,118,689

* Non-income producing. (c) Investment is an affiliate of the Trust's subadvisor or custodian bank.

See notes to financial statements

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17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $21,491,980)	22,067,443
Repurchase agreements, at value (Cost $937,000)	937,000
Cash	36,415
Receivable for shares sold	49,995
Dividends and interest receivable	35,332
Receivable for futures variation margin	250
Other assets	29,413
Total assets	23,155,848

Liabilities

Payable to affiliates
Transfer agent fees	7,293
Fund administration fees	269
Service fees	54
Other payables and accrued expenses	29,543
Total liabilities	37,159

Net assets

Capital paid-in	22,506,547
Accumulated undistributed net realized loss on investments and futures contracts	(4,315)
Net unrealized appreciation on investments and futures contracts	603,599
Undistributed net investment income	12,858
Net assets	$23,118,689

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($15,253,994 ÷ 739,844 shares)	$20.62
Class B ($158,666 ÷ 7,707 shares)	$20.59
Class C ($117,572 ÷ 5,711 shares)	$20.59
Class I ($7,485,445 ÷ 362,686 shares)	$20.64
Class R ($103,012 ÷ 5,000 shares)	$20.60

Maximum offering price per share
Class Aa ($20.62 ÷ 95%)	$21.71

[a] On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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18

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-06 (unaudited)a

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	55,500
Interest	17,091
Total investment income	72,591

Expenses

Investment management fees (Note 3)	36,811
Distribution and service fees (Note 3)	10,413
Transfer agent fees (Note 3)	7,293
Fund administration fees (note 3)	269
Blue sky fees (Note 3)	20,405
Audit and legal fees	17,737
Custodian fees	9,176
Printing and postage fees (Note 3)	7,027
Trustees’ fees (Note 3)	143
Miscellaneous	277

Total expenses	109,551
Less expense reductions (Note 3)	(49,818)

Net expenses	59,733

Net investment income	12,858

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(9,835)
Futures contracts	5,520
Change in net unrealized appreciation of
Investments	575,463
Futures contracts	28,136
Net realized and unrealized gain	599,284
Increase in net assets from operations	$612,142

a Period from 6-12-06 (commencement of operations) to 8-31-06.

See notes to financial statements

Growth Fund

19

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

Period
ended
8-31-06[a]

Increase (decrease) in net assets

From operations
Net investment income	$12,858
Net realized loss	(4,315)
Change in net unrealized appreciation (depreciation)	603,599

Increase in net assets resulting from operations	612,142

From Fund share transactions	22,506,547

Net assets

Beginning of period	—
End of period[b]	$23,118,689

a Period from 6-12-06 (commencement of operations) to 8-31-06. Unaudited.

b Includes undistributed net investment income of $12,858.

See notes to financial statements

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20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.01
Net realized and unrealized
gain on investments	0.61

Total from investment operations	0.62

Net asset value, end of period	$20.62

Total return (%)	3.10[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$15
Ratio of net expenses to average
net assets (%)	1.40[r]
Ratio of gross expenses to average
net assets (%)	2.13[r]
Ratio of net investment income
to average net assets (%)	0.20[r]
Portfolio turnover (%)	14[m]

See notes to financial statements

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21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.02)
Net realized and unrealized
gain on investments	0.61

Total from investment operations	0.59

Net asset value, end of period	$20.59

Total return (%)	2.95[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$—[n]
Ratio of net expenses to average
net assets (%)	2.10[r]
Ratio of gross expenses to average
net assets (%)	19.64[r]
Ratio of net investment loss
to average net assets (%)	(0.47)[r]
Portfolio turnover (%)	14[m]

See notes to financial statements

Growth Fund

22

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.02)
Net realized and unrealized
gain on investments	0.61
Total from investment operations	0.59
Net asset value, end of period	$20.59
Total return (%)	2.95[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$—[n]
Ratio of net expenses to average
net assets (%)	2.10[r]
Ratio of gross expenses to average
net assets (%)	20.17[r]
Ratio of net investment loss
to average net assets (%)	(0.49)[r]
Portfolio turnover (%)	14[m]

See notes to financial statements

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23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment income[h]	0.02
Net realized and unrealized
gain on investments	0.62

Total from investment operations	0.64

Net asset value, end of period	$20.64

Total return (%)	3.20[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$7
Ratio of net expenses to average
net assets (%)	1.00[r]
Ratio of gross expenses to average
net assets (%)	2.06[r]
Ratio of net investment income
to average net assets (%)	0.53[r]
Portfolio turnover (%)	14[m]

See notes to financial statements

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24

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	8-31-06[a,b]

Per share operating performance

Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.01)
Net realized and unrealized
gain on investments	0.61

Total from investment operations	0.60

Net asset value, end of period	$20.60

Total return (%)	3.00[l,m]

Ratios and supplemental data

Net assets, end of period
(in millions)	$—[n]
Ratio of net expenses to average
net assets (%)	1.75[r]
Ratio of gross expenses to average
net assets (%)	20.63[r]
Ratio of net investment loss
to average net assets (%)	(0.15)[r]
Portfolio turnover (%)	14[m]

a Class A, Class B, Class C, Class I, Class R and Class 1 shares began operations on 6-12-06.

b Unaudited.

h Based on the average of the shares outstanding.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

n Less than $500,000.

r Annualized.

See notes to financial statements

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25

Notes to financial statements (unaudited)

1. Organization

John Hancock Growth Fund (the “Fund”) is a newly organized non-diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”) is the Adviser to the Trust. The John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter and is a wholly owned subsidiary of the Adviser.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service.

Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Adviser and other subsidiaries of John Hancock USA owned 730,000 Class A shares, 5,000 Class B shares, 5,000 Class C shares, 5,000 Class I shares and 5,000 Class R shares of beneficial interest of the Fund on August 31, 2006.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in State Street Navigator Securities Lending Prime Portfolio are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making

Growth Fund

26

markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain exchange traded funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee, where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a

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27

segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes on securities indices such as the Standard & Poor’s 500 Index (the “S&P 500 Index”), in order to hedge against a decline in the value of securities owned by the Fund.

Upon entering into futures contracts, the Fund is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

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The following is a summary of open futures contracts on August 31, 2006:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	APPRECIATION

S&P 500 Index	2	Long	Sept 2006	$28,136

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Growth Trust, a series of John Hancock Trust. John Hancock Trust is an open-end

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29

investment company advised by the Adviser and distributed by the Distributor. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.11% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indem-nification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.40% for Class A, 2.10% for Class B, 2.10% for Class C, 1.00% for Class I and 1.50% for Class R. Accordingly, the expense reductions related to this expense limitation amounted to $23,705, $4,200, $4,172, $13,554 and $4,187 for Class A, Class B, Class C, Class I and Class R, respectively, for the period ended August 31, 2006. The Adviser reserves the right to terminate this limitation in the future. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plan

The Trust has a Distribution Agreement with the Distributor, a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2006, the Fund was informed that the Distributor received net up-front sales charges of $3,541 with regard to sales of Class A shares. Of this amount, $539 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,002 was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2006, the Fund was informed that the Distributor received no CDSCs for Class B and Class C shares.

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Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fees reductions for Class A, Class B, Class C, Class I and Class R shares, respectively, during the period ended August 31, 2006.

Expenses under the agreements described above for the period ended August 31, 2006, were as follows:

	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$9,778	$6,518	$4,218	$4,639
Class B	239	48	4,032	31
Class C	231	46	4,032	32
Class I	—	637	4,091	2,293
Class R	165	44	4,032	32
Total	$10,413	$7,293	$20,405	$7,027

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Bank & Trust Company. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2006, there was no borrowings under the line of credit.

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6. Capital shares

Share activities for the Fund for the period ended August 31, 2006 were as follows:

		Period ended 8-31-06[a]
	Shares	Amount

Class A shares

Sold	739,844	$14,801,101
Net increase	739,844	$14,801,101

Class B shares

Sold	7,707	$154,989
Net increase	7,707	$154,989

Class C shares

Sold	5,711	$114,457
Net increase	5,711	$114,457

Class I shares

Sold	362,686	$7,336,000
Net increase	362,686	$7,336,000

Class R shares

Sold	5,000	$100,000
Net increase	5,000	$100,000

Net increase	1,120,948	$22,506,547

aPeriod from 6-12-06 (commencement of operations) to 8-31-06. (Unaudited).

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2006, aggregated $24,159,918 and $2,658,103, respectively.

The cost of investments owned on August 31, 2006, including short-term investments, for federal income tax purposes, was $22,428,980. Gross unrealized appreciation and depreciation of investments aggregated $1,228,143 and $652,680, respectively, resulting in net unrealized appreciation of $575,463.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvisers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and sub-advisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager-of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to sub-advisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated sub-advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS

33

has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”;

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information

34

such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subad-viser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Sub-advisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arms-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subad-visers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affili-ates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement

35

and the subadvisory agreement with respect to each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

Growth	See “Comments”.	Subadvisory fees	The Board noted
		for this Fund were	that the Fund
		higher than the peer	commenced opera-
		group median.	tions in June 2006
and has a limited
		Advisory fees for	performance history.
this Fund were
higher than the peer
group median.

Total expenses for
this Fund were
lower than the peer
group median.

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
James M. Oates, Chairman*	Chief Compliance Officer	John Hancock Funds, LLC
Charles L. Bardelis *	Gordon M. Shone	601 Congress Street
James R. Boyle†	Treasurer	Boston, MA 02210-2805
Peter S. Burgess *	John G. Vrysen
Elizabeth G. Cook	Chief Financial Officer	Custodian
William H. Cunningham		State Street Bank & Trust Co.
Charles L. Ladner*	Investment adviser	2 Avenue de Lafayette
Hassell H. McClellan	John Hancock Investment	Boston, MA 02111
*Members of the Audit Committee	Management Services, LLC
†Non-Independent Trustee	601 Congress Street	Transfer agent
	Boston, MA 02210-2805	John Hancock Signature
Officers		Services, Inc.
Keith F. Hartstein	Subadviser	1 John Hancock Way,
President and		Suite 1000
Chief Executive Officer	Grantham, Mayo,	Boston, MA 02217-1000
Thomas M. Kinzler	Van Otterloo & Co. LLC
Secretary and	40 Rowes Wharf	Legal counsel
Chief Legal Officer	Boston, MA 02110	Kirkpatrick & Lockhart
Nicholson Graham LLP
1 Lincoln Street
Boston, MA 02111-2950

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

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J O H N    H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Classic Value Fund
Classic Value Fund II	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Growth Fund
Growth Opportunities Fund	INCOME
Growth Trends Fund	Bond Fund
Intrinsic Value Fund	Government Income Fund
Large Cap Equity Fund	High Yield Fund
Large Cap Select Fund	Investment Grade Bond Fund
Mid Cap Equity Fund	Strategic Income Fund
Mid Cap Growth Fund
Multi Cap Growth Fund	TAX- FREE INCOME
Small Cap Equity Fund	California Tax-Free Income Fund
Small Cap Fund	High Yield Municipal Bond Fund
Small Cap Intrinsic Value Fund	Massachusetts Tax-Free Income Fund
Sovereign Investors Fund	New York Tax-Free Income Fund
U.S. Core Fund	Tax-Free Bond Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund	MONEY MARKET
Money Market Fund
ASSET ALLOCATION & LIFESTYLE	U.S. Government Cash Reserve
Allocation Core Portfolio
Allocation Growth + Value Portfolio	CLOSED-END
Lifestyle Aggressive Portfolio	Bank & Thrift Opportunity
Lifestyle Balanced Portfolio	Financial Trends
Lifestyle Conservative Portfolio	Income Securities
Lifestyle Growth Portfolio	Investors Trust
Lifestyle Moderate Portfolio	Patriot Global Dividend
Patriot Preferred Dividend
SECTOR	Patriot Premium Dividend I
Financial Industries Fund	Patriot Premium Dividend II
Health Sciences Fund	Patriot Select Dividend
Real Estate Fund	Preferred Income
Regional Bank Fund	Preferred Income II
Technology Fund	Preferred Income III
Technology Leaders Fund	Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Growth Fund.

860SA 8/06

10/06

John Hancock
MUTUAL FUNDS

John Hancock
International Growth Fund

Semiannual Report
8.31.06

Managers' report

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 5

For more information
page 36

CEO corner

To Our Shareholders,
The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site – www.jhfunds.com – and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks high total return primarily through capital appreciation by, under normal circumstances, investing at least 80% of its assets in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

Since inception June 12, 2006

► The Fund outperformed its benchmark, boosted by stock selection in materials, health care and financials.

► Foreign growth stocks continued to trade at relatively narrow premiums to value shares.

► Valuation worked better than momentum during the period, as investor sentiment remained guarded.

Top 10 holdings
Total SA	3.8%	AstraZeneca Group PLC	2.2%

Honda Motor Company, Ltd.	3.1%	GlaxoSmithKline PLC	2.1%

ING Groep NV	3.0%	Royal Dutch Shell PLC	1.9%

Anglo American PLC	2.7%	Roche Holdings AG	1.7%

Eni SpA	2.3%	Toyota Motor Corp.	1.6%

As a percentage of net assets on August 31, 2006.

1

Managers’ report

John Hancock

International Growth Fund

International growth stocks turned in solid gains during the brief review period, paced by strength across a broad range of countries, including Switzerland, Spain, France and the United Kingdom. The Fund’s inception date of June 12, 2006 occurred near a recent market low, enabling it to benefit from a rally that unfolded over the remainder of the period.

Despite sluggish economic growth in Europe, corporate earnings there continued to grow at a moderately rapid pace. In Japan, second-quarter economic growth came in below expectations but still managed to extend that country’s streak of consecutive quarterly GDP gains to six. The inflationary implications of high crude oil prices led a number of central banks to hike short-term interest rates during the period, providing added justification for expectations of generally decelerating economic growth.

Looking at performance

From their inception on June 12, 2006, through August 31, 2006, John Hancock International Growth Fund’s Class A, Class B, Class C, Class I, Class R and Class 1 shares returned 10.45%, 10.30%, 10.30%, 10.55%,10.40% and 10.60%, respectively, at net asset value. By comparison, the Standard & Poor’s/Citigroup Primary Market Index (PMI) Europe, Pacific, Asia Composite (EPAC) Growth Style Index (S&P/ Citigroup Index) returned 9.16%, while the average foreign large growth

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
AstraZeneca	▲	Inexpensive valuation, strong earnings growth
Anglo American	▲	High gold prices lift profit margins
SOFTBANK	▼	Momentum reversal

2

Portfolio Managers, Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Tom Hancock, Tom Rosalanko, Rick Suvak and John Breedis

fund monitored by Morningstar Inc. gained 10.19% .1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period and did not reinvest all distributions.

Our strategy of focusing on momentum and—to a slightly lesser extent—valuation worked admirably. Unlike many momentum investors, our momentum analysis takes account of earnings estimate revisions along with pure price momentum. Likewise, valuation, as we use it, encompasses various measures of quality as well as traditional valuation yardsticks such as price-to-earnings and price-to-book ratios. In other words, we look for cheap stocks of good companies, not just cheap stocks.

The momentum and valuation strategies are complementary. For example, our momentum picks did better earlier in 2006, when investor sentiment was comparatively optimistic. However, our valuation strategy performed better during the summer months, when investors’ outlook was more guarded.

“Stock selection in materials,

health care and financials made

notable contributions to the

Fund’s performance versus the

S&P/Citigroup Index.”

Materials, health care and financials stand out

Stock selection in materials, health care and financials made notable contributions to the Fund’s performance versus the S&P/Citigroup Index. In materials, the Fund’s overweighted stake in U.K.-based gold mining stock Anglo American PLC paid off, as did an out-of-index position in Australian industrial metals producer Zinifex, Ltd. In health care, the Fund was aided by its investments in the pharmaceuticals group, particularly French drug stock Sanofi-Aventis, two U.K.-based firms — AstraZeneca Group, PLC and GlaxoSmithKline PLC — and Roche Holdings, AG — headquartered in Switzerland. Our take on the drug

International Growth Fund

3

group was that investors overreacted to fears of weakening product pipelines and increasing encroachment by generics on the turf of branded drugs. While these fears have some basis in fact, we felt they unduly overshadowed the capability of many higher-quality drug firms to adapt and prosper.

In financials, which typically is the largest sector weighting in both the benchmark and the Fund, performance was boosted by ING Groep NV, a Dutch provider of banking, asset management and related services. Other financial holdings adding value were French commercial bank BNP Paribas SA and diversified financial services providers Deutsche Boerse AG and Fortis Group SA, based in Germany and Belgium, respectively.

Among countries, the Fund received the biggest boost versus the index from its holdings in the U.K. and Japan, as our stock picking enabled the Fund to handily outpace the benchmark in both cases.

Consumer staples, utilities detract

A lighter-than-benchmark stake in the consumer staples sector modestly detracted from our results. Given the Fund’s growth mandate, it normally carries an underweighted exposure to consumer staples, which includes companies that tend to offer stable but unexciting earnings growth. Over complete market cycles we believe that our focus on other sectors should pay off, but during the review period, when defensive sectors led the market, it hurt the Fund’s results. Additionally, our stock selection in utilities — another defensive sector — could have been better. Looking at countries, our picks in Germany and Norway exerted a modest drag on performance.

SECTOR DISTRIBUTION[2]
Financial	24%
Consumer, cyclical	17%
Consumer,
non-cyclical	15%
Energy	14%
Basic materials	12%
Industrial	8%
Technology	3%
Utilities	3%
Communications	1.7%
Diversified	0.5%

Among individual holdings, performance suffered from positions in Japanese telecommunication services provider SOFTBANK Corp. The stock was one of our momentum plays, and unfortunately its momentum sharply reversed soon after we bought it. Other disappointments included two stocks in the auto manufacturing group, France-based Peugeot SA and Nissan Motor Company, Ltd., a Japanese holding. Further, not owning Spanish commercial bank

International Growth Fund

4

Banco Bilbao Vizcaya Argentaria S.A. and German electric utility E.ON AG hurt, as both posted double-digit gains.

“Our strategy of focusing on

momentum and—to a slightly lesser

extent—valuation worked admirably.”

Outlook

We are watching several factors with interest. Currently, many investors are positioned for a substantial fall in the price of crude oil. Such a fall would require a radical shift in the supply/demand conditions currently underpinning the energy markets. While we don’t profess to be able to forecast oil prices, we think it makes more sense to take high oil prices at face value and not to assume there will be a sig-nificant near-term change in this market. Consequently, we think energy stocks offer good values, along with favorable momentum characteristics. We also are monitoring the spread between growth and value stocks, which has narrowed over the past six years to extreme levels on a historical basis. When quality growth stocks can be purchased for only a slight premium over the cost of value shares, it is generally a favorable time to invest in growth. That said, we will stay flexible and remain vigilant for any opportunities presented by our ongoing analyses of momentum and valuation.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2006.

International Growth Fund

5

A look at performance

For the period ending August 31, 2006

		Cumulative total returns
		with maximum sales charge (POP)

	Inception	Since
Class	date	inception

A	6-12-06	4.94%

B	6-12-06	5.30

C	6-12-06	9.30

I1	6-12-06	10.55

R1	6-12-06	10.40

1[1]	6-12-06	10.60

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I, Class R and Class 1 share prospectuses.

International Growth Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R and Class 1 shares, respectively, as of August 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P/Citigroup Primary Market Index (“PMI”) Europe, Pacific, Asia Composite (“EPAC”) Growth Style Index — Index 1 — is an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (“BMI”) (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE Net Total Return Index (Europe, Australasia, Far East) — Index 2 — is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2006 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 For certain types of investors as described in the Fund’s Class I, Class R and Class 1 share prospectuses.

International Growth Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding Fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other Fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Fund’s actual ongoing operating expenses, and is based on your Fund’s actual return. It assumes an account value of $1,000.00 on June 12, 2006, with the same investment held until August 31, 2006.

	Account value	Ending value	Expenses paid during
	on 6-12-06	on 8-31-06	period ended 8-31-06[1]

Class A	$1,000.00	$1,104.50	$3.89

Class B	1,000.00	1,103.00	5.57

Class C	1,000.00	1,103.00	5.57

Class I	1,000.00	1,105.50	2.74

Class R	1,000.00	1,104.00	4.52

Class 1	1,000.00	1,106.00	2.63

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

International Growth Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’ actual expense ratio and an assumed 5% annual return before expenses (which is not your Fund’s actual return). It assumes an account value of $1,000.00 on June 12, 2006, with the same investment held until August 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-12-06	on 8-31-06	period ended 8-31-06[1]

Class A	$1,000.00	$1,007.30	$3.71

Class B	1,000.00	1,005.70	5.32

Class C	1,000.00	1,005.70	5.32

Class I	1,000.00	1,008.40	2.61

Class R	1,000.00	1,006.70	4.31

Class 1	1,000.00	1,008.50	2.51

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.70%, 2.40%, 2.40%, 1.20%, 1.95% and 1.15% for Class A, Class B, Class C, Class I, Class R and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period /365 or 366 (to reflect the one-half year period).

International Growth Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-06 (unaudited)

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. Common stocks and preferred stocks are further broken down by country. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 96.22%		$16,199,626
(Cost $14,811,207)
Australia 5.27%		886,508

Australia and New Zealand Bank Group, Ltd.	3,566	74,134

BHP Billiton, Ltd.	2,238	47,294

CSL, Ltd.	1,148	44,535

CSR, Ltd.	17,494	42,040

Macquarie Bank, Ltd.	932	46,074

NRMA Insurance Group, Ltd.	23,027	94,336

Promina Group	10,620	47,640

QBE Insurance Group, Ltd.	3,351	60,998

Rio Tinto, Ltd.	2,211	123,050

Westpac Banking Corp., Ltd.	4,613	82,245

Woodside Petroleum, Ltd.	2,210	71,251

Woolworths, Ltd.	3,216	50,787

Zinifex, Ltd.	11,249	102,124
Austria 0.76%		127,819

Oesterreichische Elektrizitaets AG, Class A	1,073	53,972

OMV AG	1,387	73,847
Belgium 1.33%		224,829

Fortis Group SA	2,793	108,546

KBC Bancassurance Holding NV	616	66,233

UCB SA	855	50,050
Bermuda 0.60%		100,932

Esprit Holdings, Ltd.	6,000	49,917

Frontline, Ltd.	1,250	51,015
Canada 3.07%		517,162

Barrick Gold Corp.	1,600	53,495

Canadian Natural Resources, Ltd.	1,900	99,631

See notes to financial statements

International Growth Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Canada (continued)

EnCana Corp. CAD	1,400	$73,375

Goldcorp, Inc.	1,700	46,930

Nexen, Inc.	900	52,366

Petro-Canada	2,100	89,568

Royal Bank of Canada	2,300	101,797
Denmark 0.35%		59,060

Novo Nordisk AS	800	59,060
Finland 2.71%		456,786

Fortum Corp. Oyj	1,800	48,356

Metso Oyj	2,400	89,158

Nokia AB Oyj	8,450	176,738

Rautaruukki Oyj	1,700	49,584

Sampo Oyj, A Shares	2,400	49,584

YIT Oyj	2,000	43,366
France 9.37%		1,577,497

BNP Paribas SA	1,439	152,698

Carrefour SA	781	48,116

Credit Agricole S.A.	1,271	51,558

European Aeronautic Defence & Space Company	2,166	65,226

LVMH Moet Hennessy SA	746	76,680

Peugeot SA	1,458	82,197

Renault Regie Nationale SA	1,386	161,169

Sanofi-Aventis	495	44,358

Societe Generale	868	139,909

Total SA	9,564	644,771

Vallourec SA	495	110,815
Germany 4.83%		813,235

Altana AG	1,163	68,586

Bayerische Motoren Werke (BMW) AG	1,752	90,636

Continental AG	748	79,899

Deutsche Boerse AG	644	97,600

Puma AG	254	87,968

Salzgitter AG	849	75,950

SAP AG	736	140,372

Solarworld AG	948	56,016

Thyssen Krupp AG	1,412	48,012

Volkswagen AG	855	68,196
Hong Kong 0.55%		92,041

Cheung Kong Holdings, Ltd.	4,000	44,207

Hong Kong Electric Holdings, Ltd.	10,000	47,834
Ireland 0.77%		130,336

Anglo Irish Bank Corp. PLC	3,122	51,520

CRH PLC	2,276	78,816

See notes to financial statements

International Growth Fund

11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Italy 3.73%		$628,864

Banco Popolare Di Verona e Novara SpA	3,369	99,987

Eni SpA	12,842	392,632

Saipem SpA	2,112	47,254

UniCredito Italiano SpA	11,184	88,991
Japan 27.05%		4,553,587

AEON Company, Ltd.	3,900	98,202

Aisin Seiki Company	1,500	45,503

Astellas Pharmaceuticals, Inc.	1,500	60,841

Canon, Inc.	5,050	251,306

Chiyoda Corp.	3,000	65,826

Chubu Electric Power Company, Inc.	1,800	48,775

Denso Corp.	2,800	97,584

East Japan Railway Company	12	88,654

Fast Retailing Company, Ltd.	500	46,653

Honda Motor Company, Ltd.	15,400	523,591

Hoya Corp.	2,600	94,602

Ibiden Company, Ltd.	1,000	51,212

Itochu Corp.	10,000	83,933

JFE Holdings, Inc.	1,100	44,804

Kansai Electric Power Company, Ltd.	2,100	50,373

Kawasaki Heavy Industries, Ltd.	14,000	44,259

Kirin Brewery Company, Ltd.	3,000	41,694

Kobe Steel Company, Ltd.	17,000	54,322

Komatsu, Ltd.	5,000	91,389

Konica Minolta Holdings, Inc.	4,000	52,320

LeoPalace21 Corp.	2,600	92,165

Mazda Motor Corp.	11,000	70,487

Mitsubishi Estate Company, Ltd.	4,000	86,234

Mitsubishi Gas & Chemicals Company, Inc.	4,000	43,663

Mitsubishi UFJ Financial Group, Inc.	15	204,508

Mitsui Fudosan Company, Ltd.	4,000	89,643

Mitsui O.S.K. Lines, Ltd.	7,000	53,385

Mitsui Sumitomo Insurance Company, Ltd.	6,000	73,214

Mitsui Trust Holdings, Inc.	5,000	58,540

Nintendo Company, Ltd.	400	82,076

Nissan Motor Company, Ltd.	18,800	213,704

Nitto Denko Corp.	700	50,283

Nomura Securities Company, Ltd.	4,800	92,847

Orix Corp.	260	69,013

Osaka Gas Company, Ltd.	14,000	51,536

Resona Holdings, Inc. *	79	249,073

Ricoh Company, Ltd.	4,000	78,565

Shin-Etsu Chemical Company, Ltd.	900	51,306

SOFTBANK Corp.	5,400	93,869

Sony Corp.	1,100	47,616

See notes to financial statements

International Growth Fund

12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
Japan (continued)

Sumitomo Chemical Company, Ltd.	6,000	$47,241

Sumitomo Metal Mining Company, Ltd.	4,000	56,410

Sumitomo Realty & Development Company, Ltd.	2,000	58,966

Takashimaya Company, Ltd.	3,000	37,834

Takeda Pharmaceutical Company, Ltd.	2,100	139,040

Tokyo Gas Company, Ltd.	13,000	69,234

Toyota Motor Corp.	5,000	271,399

Yamada Denki Company, Ltd.	800	85,893
Netherlands 7.69%		1,294,279

ABN AMRO Holdings NV	3,957	112,680

Euronext NV	955	85,762

Heineken NV	1,946	90,142

ING Groep NV	11,535	498,020

Royal Dutch Shell PLC, A Shares GBP	9,375	324,572

Royal Dutch Shell PLC, B Shares GBP	5,120	183,103
Norway 1.50%		252,312

Norsk Hydro ASA	4,730	121,961

Statoil ASA	3,050	82,262

Telenor ASA	3,800	48,089
Spain 0.62%		104,859

Industria de Diseno Textil SA	2,328	104,859
Sweden 3.82%		642,549

Assa Abloy AB, Series B	3,000	52,589

Atlas Copco AB, Series A	1,800	46,336

Atlas Copco AB, Series B	1,800	43,479

Boliden AB	4,000	75,087

Electrolux AB, Series B	3,400	52,561

Nordea Bank AB	6,000	75,363

Sandvik AB	5,800	63,445

Skandinaviska Enskilda Banken AB, Series A	2,000	51,761

SKF AB, Series B	3,200	45,715

Ssab Svenskt Stal AB, Series A	2,400	46,212

Svenska Cellulosa AB, Series B	2,100	90,001
Switzerland 5.16%		868,380

Credit Suisse Group AG	826	45,963

Geberit AG	43	49,981

Nestle SA	206	70,673

Novartis AG	1,657	94,354

Roche Holdings AG	1,556	286,177

Serono AG, Series B	69	47,987

Swiss Re	804	61,195

UBS AG *	3,756	212,050

See notes to financial statements

International Growth Fund

13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

United Kingdom 17.04%		$2,868,590

Anglo American PLC	10,351	447,361

AstraZeneca Group PLC	5,716	370,126

Barratt Developments PLC	3,513	66,392

BHP Billiton PLC	7,045	134,148

British American Tobacco Australasia, Ltd.	1,807	49,498

BT Group PLC	10,967	51,425

Cadbury Schweppes PLC	4,802	51,062

Centrica PLC	29,226	164,006

GlaxoSmithKline PLC	12,352	349,629

HSBC Holdings PLC	2,614	47,388

Imperial Tobacco Group PLC	4,607	158,622

Man Group PLC	15,810	126,990

Marks & Spencer Group PLC	12,109	136,479

Morrison W Supermarket	17,956	75,572

Next Group PLC	3,078	97,605

Northern Rock	4,768	101,130

Reckitt Benckiser PLC	1,251	51,878

Rio Tinto PLC	5,032	254,331

Royal Bank of Scotland Group PLC	3,981	134,948

Preferred stocks 0.62%		$103,816
(Cost $89,146)
Germany 0.62%		103,816

Porsche AG, Non–Voting	48	49,136

Volkswagen AG, Non–Voting	964	54,680

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 1.42%		$240,000
(Cost $240,000)

Repurchase Agreement with State Street Corp. dated
08/31/2006 at 3.95% to be repurchased at $240,026
on 9/1/2006, collateralized by $250,000 Federal
Home Loan Mortgage Corp., 2.00% due 03/05/2019
(valued at $246,563, including interest) (c)	$240,000	$240,000

Total investments (cost $15,140,353) 98.26%		$16,543,442

Other assets in excess of liabilities 1.74%		293,027

Total net assets 100.00%		$16,836,469

CAD — Canadian dollar

GBP — British pound

* Non-income producing.

(c) Investment is an affiliate of the Trust’s subadvisor or custodian bank.

See notes to financial statements

International Growth Fund

14

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-06 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments, at value (Cost $14,900,353)	$16,303,442
Repurchase agreements, at value (Cost $240,000)	240,000
Cash	224
Foreign currency, at value (Cost $181,801)	180,800
Receivable for shares sold	85,177
Dividends and interest receivable	37,489
Other assets	25,896
Total assets	16,873,028

Liabilities
Payable to affiliates
Transfer agent fees	10,349
Fund administration fees	211
Service fees	57
Other payables and accrued expenses	25,942
Total liabilities	36,559

Net assets
Capital paid-in	15,265,883
Accumulated undistributed net realized gain on investments,
foreign currency and forward foreign currency contracts	150,779
Unrealized appreciation on investments, foreign currency
and forward foreign currency contracts	1,402,219
Undistributed net investment income	17,588
Net assets	$16,836,469

Net asset value per share
Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($16,094,216 ÷ 728,599 shares)	$22.09
Class B ($148,570 ÷ 6,736 shares)	$22.06
Class C ($250,234 ÷ 11,342 shares)	$22.06
Class I ($122,484 ÷ 5,539 shares)	$22.11
Class R ($110,386 ÷ 5,000 shares)	$22.08
Class 1 ($110,579 ÷ 5,000 shares)	$22.12

Maximum offering price per share
Class Aa ($22.09 ÷ 95%)	$23.25

a On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

International Growth Fund

15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-06. (unaudited)a

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $4,943)	$69,753
Interest	7,429
Total investment income	77,182

Expenses
Investment management fees (Note 3)	32,146
Distribution and service fees (Note 3)	10,842
Transfer agent fees (Note 3)	10,351
Fund administration fees (Note 3)	211
Blue sky fees (Note 3)	20,403
Audit and legal fees	17,599
Custodian fees	9,047
Printing and postage fees (Note 3)	4,967
Trustees’ fees (Note 3)	112
Miscellaneous	217
Total expenses	105,895
Less expense reductions (Note 3)	(46,301)
Net expenses	59,594
Net investment income	17,588

Realized and unrealized gain

Net realized gain on
Investments	141,309
Foreign currency transactions	9,470
Change in net unrealized appreciation of
Investments	1,403,089
Translation of assets and liabilities in foreign currencies	(870)
Net realized and unrealized gain (loss)	1,552,998
Increase in net assets from operations	$1,570,586

a Period from 6-12-06 (commencement of operations) to 8-31-06.

See notes to financial statements

International Growth Fund

16

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period ended
8-31-06 [a]

Increase in net assets
From operations
Net investment income	$17,588
Net realized gain	150,779
Change in net unrealized appreciation (depreciation)	1,402,219
Increase in net assets resulting from operations	1,570,586
From Fund share transactions	15,265,883

Net assets
Beginning of period	—
End of period[b]	$16,836,469

a Period from 6-12-06 (commencement of operations) to 8-31-06. Unaudited.
b Includes undistributed net investment income of $17,588.

See notes to financial statements

International Growth Fund

17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.02
Net realized and unrealized
gain on investments	2.07
Total from investment operations	2.09
Net asset value, end of period	$22.09
Total return (%)	10.45[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	$16
Ratio of net expenses to average
net assets (%)	1.70[r]
Ratio of gross expenses to average
net assets (%)	2.57[r]
Ratio of net investment income
to average net assets (%)	0.51[r]
Portfolio turnover (%)	9[m]

See notes to financial statements

International Growth Fund

18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment loss[h]	(0.01)
Net realized and unrealized
gain on investments	2.07
Total from investment operations	2.06
Net asset value, end of period	$22.06
Total return (%)	10.30[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.40[r]
Ratio of gross expenses to average
net assets (%)	19.75[r]
Ratio of net investment income
(loss) to average net assets (%)	(0.21)[r]
Portfolio turnover (%)	9[m]

See notes to financial statements

International Growth Fund

19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment loss[h]	—[j]
Net realized and unrealized
gain (loss) on investments	2.06
Total from investment operations	2.06
Net asset value, end of period	$22.06
Total return (%)	10.30[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	2.40[r]
Ratio of gross expenses to average
net assets (%)	16.01[r]
Ratio of net investment loss
to average net assets (%)	(0.10)[r]
Portfolio turnover (%)	9[m]

See notes to financial statements

International Growth Fund

20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.05
Net realized and unrealized
gain on investments	2.06
Total from investment operations	2.11
Net asset value, end of period	$22.11
Total return (%)	10.55[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.20[r]
Ratio of gross expenses to average
net assets (%)	17.85[r]
Ratio of net investment income
to average net assets (%)	1.00[r]
Portfolio turnover (%)	9[m]

See notes to financial statements

International Growth Fund

21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.01
Net realized and unrealized
gain on investments	2.07
Total from investment operations	2.08
Net asset value, end of period	$22.08
Total return (%)	10.40[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.95[r]
Ratio of gross expenses to average
net assets (%)	20.28[r]
Ratio of net investment income
to average net assets (%)	0.26[r]
Portfolio turnover (%)	9[m]

See notes to financial statements

International Growth Fund

22

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	8-31-06[a,b]

Per share operating performance
Net asset value, beginning of period	$20.00
Net investment income[h]	0.05
Net realized and unrealized
gain on investments	2.07
Total from investment operations	2.12
Net asset value, end of period	$22.12
Total return (%)	10.60[l,m]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets (%)	1.15[r]
Ratio of gross expenses to average
net assets (%)	1.89[r]
Ratio of net investment income
to average net assets (%)	1.06[r]
Portfolio turnover (%)	9[m]

a Class A, Class B, Class C, Class I, Class R and Class 1 shares began operations on 6-12-06.
b Unaudited.
 h Based on the average of the shares outstanding.
 i Less than $500,000.
 j Less than $0.01 per share.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
 m Not annualized.
 r Annualized.

See notes to financial statements

International Growth Fund

23

Notes to financial statements (unaudited)

1. Organization

John Hancock International Growth Fund (the “Fund”) is a newly organized diversified series of John Hancock Funds III (the “Trust”). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The investment objective of the Fund is to seek high total return primarily through capital appreciation.

John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the “Adviser”) is the Adviser to the Trust. John Hancock Funds, LLC (the “Distributor”), a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter and is a wholly owned subsidiary of the Adviser.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to the Lifestyle Portfolios, which are other funds of John Hancock Trust and John Hancock Funds II, and to certain institutional investors.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R and Class 1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Adviser and other subsidiaries of John Hancock USA owned 725,000 Class A shares, 5,000 Class B shares, 5,000 Class C shares, 5,000 Class I shares, 5,000 Class R shares and 5,000 Class 1 shares of beneficial interest of the Fund on august 31, 2006.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in State Street Navigator Securities

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24

Lending Prime Portfolio are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the New York Stock Exchange. In such events, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to the Fund investing in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain exchange traded funds (“ETFs”) that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of ETFs, the pricing for the Fund will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Trust’s Pricing Committee, where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of the Fund’s shares reflects the value of the Fund’s securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of the Fund at deflated prices, reflecting stale security valuations, and to promptly sell such shares at a gain. However, a security’s valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that

International Growth Fund

25

proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency transactions

The accounting records of the Fund is maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which the Fund invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund becomes aware of such dividends, net of all taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (“REITs”) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

International Growth Fund

26

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

The fund had no open forward currency exchange contracts on August 31, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

International Growth Fund

27

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.920% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; and (c) 0.880% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. Aggregate net assets include the net assets of the Fund and International Growth Trust, a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by the Adviser and distributed by the Distributor. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indem-nification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with ben-eficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.70% for Class A, 2.40% for Class B, 2.40% for Class C, 1.20% for Class I, 1.70% for Class R and 1.15% for Class 1. Accordingly, the expense reductions related to this expense limitation amounted to $29,160, $4,209, $4,299, $4,211, $4,250 and $172 for Class A, Class B, Class C, Class I, Class R and Class 1, respectively, for the period ended August 31, 2006. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plan

The Trust has a Distribution Agreement with the Distributor, a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R and Class 1 respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2006, the Fund was informed that the Distributor received net up-front sales charges of $602 with regard to sales of Class A shares. Of this amount, $102 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $500 was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent

International Growth Fund

28

deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2006, the Fund was informed that the Distributor received no CDSCs for Class B and Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fees reductions for Class A, Class B, Class C, Class I and Class R shares, respectively, during the period ended August 31, 2006.

Expenses under the agreements described above for the period ended August 31, 2006, were as follows:
	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$10,100	$10,100	$4,275	$4,787
Class B	242	73	4,032	35
Class C	316	95	4,032	43
Class I	—	13	4,032	36
Class R	172	70	4,032	33
Class 1	12	—	—	33
Total	$10,842	$10,351	$20,403	$4,967

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Bank & Trust Company. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable

International Growth Fund

29

at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2006, there was no borrowings under the line of credit.

6. Capital shares

Share activities for the Fund for the period ended August 31, 2006 were as follows:

	Period ended 8-31-06[a]
	Shares	Amount

Class A shares
Sold	728,599	$14,577,946
Net increase	728,599	$14,577,946

Class B shares
Sold	8,057	$166,393
Repurchased	(1,321)	(27,095)
Net increase	6,736	$139,298

Class C shares
Sold	11,342	$237,639
Net increase	11,342	$237,639

Class I shares
Sold	5,539	$111,000
Net increase	5,539	$111,000

Class R shares
Sold	5,000	$100,000
Net increase	5,000	$100,000

Class 1 shares
Sold	5,000	$100,000
Net increase	5,000	$100,000

Net increase	762,216	$15,265,883

aPeriod from 6-12-06 (commencement of operations) to 8-31-06. Unaudited.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2006, aggregated $16,163,066 and $1,404,023, respectively.

The cost of investments owned on August 31, 2006, including short-term investments, for federal income tax purposes, was $15,140,353. Gross unrealized appreciation and depreciation of investments aggregated $1,465,285 and $62,196, respectively, resulting in net unrealized appreciation of $1,403,089.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

International Growth Fund

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the “Adviser” or “JHIMS”), approving the Adviser’s selection of subadvis-ers for each series of the Trust (the “Funds”) and approving the Trust’s advisory and sub-advisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager-of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to sub-advisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated sub-advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory Agreement

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS

31

has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (“JHLICO (U.S.A.)”;

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on September 21, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information

32

such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subad-viser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Sub-advisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arms-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement

33

and the subadvisory agreement with respect to each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

International	See “Comments”.	Subadvisory fees	The Board noted
Growth		for this Fund were	that the Fund
		higher than the peer	commenced opera-
		group median.	tions in June 2006
and has a limited
		Advisory fees for	performance history.
this Fund were
lower than the peer
group median.

Total expenses for
this Fund were
higher than the peer
group median.

34

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Principal distributor
James M. Oates, Chairman*	Chief Compliance Officer	John Hancock Funds, LLC
Charles L. Bardelis *	Gordon M. Shone	601 Congress Street
James R. Boyle†	Treasurer	Boston, MA 02210-2805
Peter S. Burgess *
Elizabeth G. Cook	John G. Vrysen	Custodian
William H. Cunningham	Chief Financial Officer	State Street Bank & Trust Co.
Charles L. Ladner*		2 Avenue de Lafayette
Hassell H. McClellan	Investment adviser	Boston, MA 02111
John Hancock Investment
*Members of the Audit Committee	Management Services, LLC	Transfer agent
†Non-Independent Trustee	601 Congress Street	John Hancock Signature
	Boston, MA 02210-2805	Services, Inc.
Officers		1 John Hancock Way,
Keith F. Hartstein	Subadviser	Suite 1000
President and	Grantham, Mayo,	Boston, MA 02217-1000
Chief Executive Officer	Van Otterloo & Co. LLC
	40 Rowes Wharf	Legal counsel
Thomas M. Kinzler	Boston, MA 02110	Kirkpatrick & Lockhart
Secretary and		Nicholson Graham LLP
Chief Legal Officer		1 Lincoln Street
Boston, MA 02111-2950

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

36

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY
Balanced Fund
Classic Value Fund
Classic Value Fund II
Core Equity Fund
Focused Equity Fund
Growth Fund
Growth Opportunities Fund
Growth Trends Fund
Intrinsic Value Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund

ASSET ALLOCATION & LIFESTYLE
Allocation Core Portfolio
Allocation Growth + Value Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

INTERNATIONAL
Greater China Opportunities Fund
International Classic Value Fund
International Core Fund
International Fund
International Growth Fund

INCOME
Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

TAX-FREE INCOME
California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

MONEY MARKET
Money Market Fund
U.S. Government Cash Reserve

CLOSED-END
Bank & Thrift Opportunity
Financial Trends
Income Securities
Investors Trust
Patriot Global Dividend
Patriot Preferred Dividend
Patriot Premium Dividend I
Patriot Premium Dividend II
Patriot Select Dividend
Preferred Income
Preferred Income II
Preferred Income III
Tax-Advantaged Dividend

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock International Growth Fund.

870SA 8/06
10/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, August 31, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Proxy Voting Policies and Procedures are attached.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: October 27, 2006